Semi-Annual Report

[MERRILL LYNCH LOGO]

Investment Managers

Merrill Lynch Funds
For Institutions Series
------------------------------

Merrill Lynch Premier
  Institutional Fund

Merrill Lynch
  Institutional Fund

Merrill Lynch
  Government Fund

Merrill Lynch
  Treasury Fund

Merrill Lynch Institutional
  Tax-Exempt Fund


         October 31, 2002

================================================================================
Dear Shareholder:
     We are pleased to provide you with this Semi-Annual Report for Merrill Lynch Funds For Institutions Series.

Merrill Lynch Premier Institutional Fund

     For the six months ended October 31, 2002, the Fund's net annualized yield was 1.84%. The Fund's seven-day net annualized yield as of October 31, 2002 was 1.79%. The average portfolio maturity for Master Premier Institutional Fund at October 31, 2002 was 61 days compared to 52 days at April 30, 2002.

     During the six-month period ended October 31, 2002, Master Premier Institutional Fund maintained an average life ranging from a low of 47 days to a high of 63 days. With the anemic U.S. economy, the Federal Reserve Board lowered interest rates by an additional 50 basis points (.50%) in early November 2002.

     Throughout the period, the U.S. economy appeared to be on track for growth of roughly 3%, as growth in the third quarter of 2002 was a relatively strong 3.1%. The U.S. consumer supported gross domestic product growth over the first three quarters of this year, but this trend may be showing signs of strain. A pullback in spending during the next few months could heighten speculation that we may see a double-dip recession. Overall, the impact of the economic data was muted in light of other events that were of more importance to investors. The corporate bond and equity markets were tattered as investor confidence continued to falter in the wake of widespread misuse of accounting rules and the threat of possible further U.S. military action. Corporate profits improved, but the upswing appeared to be a result of aggressive cost cutting rather than an improvement in business conditions. It remains unclear whether businesses can create the earnings sufficient to boost capital spending and to expand the labor force, which will be vital to economic growth going forward. In this environment, we tried to keep our average maturity at approximately 60 days. We utilized a barbell structure that allowed us to take advantage of the steeper yield curve between one year and two years, while keeping a large portion of the Fund's assets in extremely short maturities to provide shareholder liquidity. We also increased our position of floating rate securities to 50% of the Fund. Floaters provide a yield advantage compared to rolling commercial paper positions and should give some protection against the inevitable rise in short-term interest rates.

     Looking ahead, investors anticipate that the Federal Reserve Board will leave overnight rates at their current level of 1.25% indefinitely. We believe that current yields will likely represent cyclical lows. While we expect that the U.S. economy will take time to mend, we will remain cautious with our exposures as we wait for the inevitable steepening of the front end of the yield curve.

Merrill Lynch Institutional Fund

     For the six months ended October 31, 2002, the Fund's net annualized yield was 1.76%. The Fund's seven-day net annualized yield of October 31, 2002 was 1.72%. The average portfolio maturity for Master Institutional Fund at October 31, 2002 was 60 days compared to 53 days at April 30, 2002.

     During the six-month period ended October 31, 2002, Master Institutional Fund maintained an average life ranging from a low of 47 days to a high of 62 days. With the anemic U.S. economy, the Federal Reserve Board lowered interest rates by an additional 50 basis points in early November 2002.

     Throughout the period, the U.S. economy appeared to be on track for growth of roughly 3%, as growth in the third quarter of 2002 was a relatively strong 3.1%. The U.S. consumer supported gross domestic product growth over the first three quarters of this year, but this trend may be showing signs of strain. A pullback in spending during the next few months could heighten speculation that we may see a double-dip recession. Overall, the impact of the economic data was muted in light of other events that were of more importance to the investors. The corporate bond and equity markets were tattered as investor confidence continued to falter in the wake of widespread misuse of accounting rules and the threat of further U.S. military action. Corporate profits improved, but the upswing appeared to be a result of aggressive cost cutting rather than an improvement in business conditions. It remains unclear whether businesses can create the earnings sufficient to boost capital spending and to expand the labor force, which will be vital to economic growth going forward. In this environment we tried to keep our average maturity at approximately 60 days. We utilized a barbell structure that allowed us to take advantage of the steeper yield curve between one year and two years, while keeping a large portion of the Fund's assets in extremely short maturities in an effort to enhance shareholder liquidity. We also increased our position in floating rate securities to 50% of the Fund. Floaters provide a yield advantage compared to rolling commercial paper positions and should give some protection against the inevitable rise in short-term interest rates.

     Looking ahead, investors anticipate that the Federal Reserve Board will leave overnight rates at their current level of 1.25% indefinitely. We believe that current yields will likely represent cyclical lows. While we expect that the U.S. economy will take time to mend, we will remain cautious with our exposures as we wait for the inevitable steepening of the front end of the yield curve.

Merrill Lynch Government Fund

     For the six months ended October 31, 2002, the Fund's net annualized yield was 1.74%. The Fund's seven-day net annualized yield as of October 31, 2002 was 1.69%. The average portfolio maturity for Merrill Lynch Government Fund at October 31, 2002 was 60 days, compared to 58 days at April 30, 2002.

     For the six-month period ended October 31, 2002, we remained optimistic about the direction of interest rates. Throughout most of the period, we maintained the Fund's average life near the 60-day limit, as the economy appeared to lose momentum and renewed speculation of a Federal Reserve Board monetary policy easing kept interest rates at 40-year lows. Assets under management also peaked during this period, reaching a high of $7.2 billion in late October, while ending the period at nearly $6.2 billion.

     As we began the period, investor expectations still favored a stronger economy. Our structure emphasized six-month -- nine-month agencies for yield, while utilizing three-month agencies for liquidity and trading. Agencies were attractive on both a spread to U.S. Treasury securities and to LIBOR. As the yield curve flattened and our outlook for higher interest rates was pushed into 2003, we targeted longer-dated agencies. During this time frame, interest rate volatility levels reached historical highs, which prompted us to increase our callable agency position. For the most part, we have added issues with longer non-call features. On the floating rate front, we emphasized increasing our holdings with longer reset features, which was more in line with our view.

     Looking ahead, we will continue to hold the Fund's average life near the 60-day range. We reduced our dependency on the overnight repurchase market as the prospects of lower interest rates loom.

Merrill Lynch Treasury Fund

     For the six months ended October 31, 2002, the Fund's net yield was 1.61%. The Fund's seven-day net annualized yield as of October 31, 2002 was 1.50%. The average portfolio maturity for Merrill Lynch Treasury Fund at October 31, 2002 was 52 days compared to 58 days at April 30, 2002.

     For the six-month period ended October 31, 2002, we remained optimistic about the direction of interest rates. Throughout most of the period, we maintained the Fund's average life near the 60-day limit as the economy appeared to lose momentum and renewed speculation of a monetary policy easing by the Federal Reserve Board kept interest rates at 40-year lows. Assets under management rose during this period by nearly 27%.

     Since our last report to shareholders, our structure emphasized holding the majority of assets under 60 days to capture the apex of the yield curve in the front end, while initially utilizing six-month -- nine-month securities for yield and price appreciation. In the front end, massive issuance of four-week bills inverted yields out to the six-month sector, which gave us little incentive to participate past 60 days. As the period progressed, and our outlook for higher interest rates was extended into 2003, we targeted 12-month -- 18-month issues as record issuance of the two-year Treasury note allowed this portion of the yield curve to remain positively sloped. We also traded the Fund's two-year sector effectively, as our market was reactionary to the volatile swings of the equity market.

     Looking forward, we anticipate that interest rates will remain low for a prolonged period of time. The prospects of gains on the employment front and a pronounced improvement in corporate earnings that should prompt higher interest rates seem distant. As a result, we will look for any retrenchment in interest rates as an opportunity to add to longer positions. We will continue to target the longer end for yield and price appreciation.

Merrill Lynch Institutional Tax-Exempt Fund

     For the six months ended October 31, 2002, the Fund's net annualized yield was 1.36%. The Fund's seven-day net annualized yield as of October 31, 2002 was 1.61%. The average portfolio maturity for Master Institutional Tax-Exempt Fund at October 31, 2002 was 46 days compared to 32 days at April 30, 2002.

     As we began the period, the impact of tax season on the short-term municipal market was ending. Yields on variable rate demand note (VRDN) securities were declining, while yields on longer-dated municipal notes hovered at historical lows. The various municipalities were beginning to address the effects of slowing economic conditions on their budgets. An increased supply of municipal issuance forced yields on longer-dated municipal notes to increase to the 1.65% range, while yields on VRDN securities declined to the 1.20% range. This trend continued until the State of California issued $7.5 billion in revenue anticipation warrants in June. We used this period of weakness to increase our percentage of fixed rate notes to the 15% range, while reducing our VRDN exposure. Our investment strategy allowed us to pursue a more neutral approach to the short-term municipal market, as we increased the Fund's average life to the 50-day range. With economic conditions weakening, the stock market on the defensive and the Middle East in conflict, investors began to factor in a possible easing of monetary policy before the end of 2002. With short-term municipal yields declining in July, the Fund began to experience a large surge in new subscriptions with its net assets growing more than 25%. With municipal note yields at historical lows on a relative value basis in the 1.35% range, we utilized a combination of tax-exempt commercial paper and VRDN securities to meet new subscriptions. Our investment approach allowed the average life to decline to the 40-day range. In September 2002, budgetary needs of municipalities finally caught up with the short-term municipal market. A combination of an overabundance of municipal issuance and quarter-end pressures allowed yields on longer-dated municipal notes to increase to the 1.70% range, while VRDN security yields increased to the 1.90% range. These short-term yields allowed the Fund to perform well, providing investors with an attractive alternative to the short-term taxable market.

     Going forward, we maintain a neutral investment strategy. We anticipate another difficult period as economic conditions, which were once thought to be improving, have begun to deteriorate again. As a weak stock market and an impending conflict in the Middle East continues to weigh on the short-term municipal market, we will follow the Federal Reserve Board's response to future events and will change our investment approach accordingly. However, with the short-term municipal yield curve flat to inverted, we will cautiously take advantage of yield opportunities where they exist. Finally, we continue to monitor the Fund's credit quality as the various local municipalities continue to address their budgeting needs.

     We thank you for your continued interest in Merrill Lynch Funds For Institution Series, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/S/ Terry K. Glenn                             /S/ P. Michael Walsh
Terry K. Glenn                                 P. Michael Walsh
President and Trustee                          Vice President and Portfolio Manager
Merrill Lynch Funds For Institutions Series    Merrill Lynch Premier Institutional Fund
                                               Merrill Lynch Institutional Fund

/S/ Kevin A. Schiatta                           /S/ John Ng

Kevin A. Schiatta                              John Ng
Vice President and Portfolio Manager           Vice President and Portfolio Manager
Merrill Lynch Institutional Tax-Exempt Fund    Merrill Lynch Government Fund
                                               Merrill Lynch Treasury Fund

November 29, 2002

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Statement of Assets and Liabilities
October 31, 2002 (Unaudited)
================================================================================

Assets:
Investments in the Master Premier Institutional Fund, at value (identified cost
 $48,011,315,532) (Note 1a) .........................................................    $48,047,424,979
Prepaid expense .....................................................................            290,651
                                                                                         ---------------
   Total assets .....................................................................     48,047,715,630
                                                                                         ---------------
Liabilities:
Administration fee payable (Note 2) .................................................          4,483,932
Dividends payable ...................................................................         24,716,022
Accrued expenses ....................................................................          3,203,766
                                                                                         ---------------
   Total liabilities ................................................................         32,403,720
                                                                                         ---------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 47,979,202,463 shares of beneficial interest outstanding) ..........................    $48,015,311,910
                                                                                         ===============
Net Assets Consist of:
Paid-in capital .....................................................................    $47,979,202,463
Unrealized appreciation .............................................................         36,109,447
                                                                                         ---------------
Total ...............................................................................    $48,015,311,910
                                                                                         ===============

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund

Statement of Operations
For the Six Months Ended October 31, 2002 (Unaudited)
================================================================================

Investment Income:
Interest and discount allocated from the Master Premier Institutional Fund ..............      $ 478,060,201
Expenses allocated from Master Premier Institutional Fund ...............................        (12,550,762)
                                                                                               -------------
   Total investment income ..............................................................        465,509,439
                                                                                               -------------
Expenses:
Administration fee (Note 2) .............................................................         24,079,413
Registration fees .......................................................................          2,583,528
Accounting and custodian services .......................................................            265,546
Dividend and transfer agency fees .......................................................            163,752
Insurance ...............................................................................            153,769
Legal and audit fees ....................................................................            103,736
Trustees' fees (Note 5) .................................................................             97,047
Printing and shareholder reports ........................................................             68,257
Miscellaneous ...........................................................................             69,040
                                                                                               -------------
   Total expense ........................................................................         27,584,088
                                                                                               -------------
   Net investment income ................................................................        437,925,351
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions allocated from
 Master Premier Institutional Fund ........................................    $ 4,242,341
Net unrealized appreciation of investments ................................     10,305,554
                                                                               -----------
   Net realized and unrealized gain on investments ......................................         14,547,895
                                                                                               -------------
Net Increase in Net Assets Resulting From Operations ....................................      $ 452,473,246
                                                                                               =============

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund                             Six Months              Year
Statement of Changes in Net Assets (Unaudited)                         Ended                 Ended
                                                                  October 31, 2002       April 30, 2002
=======================================================================================================
Increase in Net assets:
Operations:
Net investment income ........................................    $   437,925,351      $  1,107,547,309
Net realized gain from investment transactions ...............          4,242,341             3,766,460
Net unrealized appreciation of investments ...................         10,305,554               747,627
                                                                  ---------------      ----------------
Net increase in net assets resulting from operations .........        452,473,246         1,112,061,396
Total declared as dividends to shareholders (Note 4) .........       (442,167,692)       (1,111,313,769)
Capital share transactions (Note 3) ..........................      1,636,816,352        18,705,896,695
                                                                  ---------------      ----------------
Net increase in net assets ...................................      1,647,121,906        18,706,644,322
Net Assets:
Beginning of period ..........................................     46,368,190,004        27,661,545,682
                                                                  ---------------      ----------------
End of period ................................................    $48,015,311,910      $ 46,368,190,004
                                                                  ===============      ================

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund                 Six Months
Financial Highlights (Unaudited)                            Ended
                                                       October 31, 2002
================================================================================
Net Asset Value, beginning of period .............           $ 1.00
Income from Investment Operations:
 Net investment income ...........................             .009
Less Distributions:
 Dividends from net investment income ............            (.009)
                                                        -------------
Net Asset Value, end of period ...................      $      1.00
                                                        =============
Total Return .....................................             0.93%(1)
Ratios/Supplemental Data:
 Net Assets, end of period (000) .................      $48,015,312
 Ratio of expenses to average net assets .........              .17%(2)
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets ..........................             1.88%(2)

---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund                                       Year Ended April 30,
Financial Highlights (Unaudited)                   ------------------------------------------------------------------------------
                                                              2002            2001            2000            1999           1998
=================================================================================================================================
Net Asset Value, beginning of period .............           $ 1.00          $ 1.00         $ 1.00          $ 1.00         $ 1.00
Income from Investment Operations:
 Net investment income ...........................             .030            .061           .054            .052           .055
Less Distributions:
 Dividends from net investment income ............            (.030)          (.061)         (.054)          (.052)         (.055)
                                                             ------          ------          -----           -----          -----
Net Asset Value, end of period ...................           $ 1.00          $ 1.00         $ 1.00          $ 1.00         $ 1.00
                                                             ======          ======         ======          ======         ======
Total Return .....................................             3.00%           6.32%          5.51%           5.32%          5.69%
Ratios/Supplemental Data:
 Net Assets, end of period (000) .................      $46,368,190     $27,661,546    $14,524,859     $10,627,883     $6,644,523
 Ratio of expenses to average net assets .........              .17%            .18%           .18%            .18%           .18%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets ..........................             2.82%           6.25%          5.40%           5.13%          5.55%

(1) Cumulative total return
(2) On an annualized basis

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statement of Assets and Liabilities
October 31, 2002 (Unaudited)
========================================================================================================
Assets:
Investments in the Master Institutional Fund, at value (identified cost
 $12,363,327,230) (Note 1a) .........................................................    $12,370,499,591
Prepaid expense .....................................................................            216,221
                                                                                         ---------------
   Total assets .....................................................................     12,370,715,812
                                                                                         ---------------
Liabilities:
Administration fee payable (Note 2) .................................................          1,774,234
Dividends payable ...................................................................          2,094,789
Accrued expenses ....................................................................            368,165
                                                                                         ---------------
   Total liabilities ................................................................          4,237,188
                                                                                         ---------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 12,359,306,263 shares of beneficial interest outstanding) ..........................    $12,366,478,624
                                                                                         ===============
Net Assets Consist of:
Paid-in capital .....................................................................    $12,359,306,263
Unrealized appreciation .............................................................          7,172,361
                                                                                         ---------------
Total ...............................................................................    $12,366,478,624
                                                                                         ===============
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statement of Operations
For the Six Months Ended October 31, 2002 (Unaudited)
========================================================================================================
Investment Income:
Interest and discount allocated from the Master Institutional Fund ............    $135,574,822
Expenses allocated from Master Institutional Fund .............................      (3,590,530)
                                                                                   ------------
   Total investment income ....................................................     131,984,292
Expenses:
Administration fee (Note 2) ...................................................      10,313,777
Dividend and transfer agency fees .............................................         833,650
Registration fees .............................................................         744,448
Accounting and custodian services .............................................         124,987
Insurance .....................................................................          39,738
Legal and audit fees ..........................................................          33,743
Printing and shareholder reports ..............................................          29,660
Trustees' fees (Note 5) .......................................................          27,744
Miscellaneous .................................................................          23,331
                                                                                   ------------
   Total expense ..............................................................      12,171,078
                                                                                   ------------
   Net investment income ......................................................     119,813,214
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions allocated from
 Master Institutional Fund ........................................  $1,218,032
Net unrealized appreciation of investments ........................     926,569
                                                                     ----------
   Net realized and unrealized gain on investments ............................       2,144,601
                                                                                   ------------
Net Increase in Net Assets Resulting From Operations ..........................    $121,957,815
                                                                                   ============

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------
Merrill Lynch Institutional Fund                                     Six Months               Year
Statement of Changes in Net Assets (Unaudited)                          Ended                Ended
                                                                  October 31, 2002       April 30, 2002
=======================================================================================================
Increase (decrease) in Net assets:
Operations:
Net investment income ........................................    $   119,813,214       $   330,277,142
Net realized gain from investment transactions ...............          1,218,032               870,179
Net unrealized appreciation of investments ...................            926,569             2,093,888
                                                                  ---------------       ---------------
Net increase in net assets resulting from operations .........        121,957,815           333,241,209
Total declared as dividends to shareholders (Note 4) .........       (121,031,246)         (331,147,321)
Capital share transactions (Note 3) ..........................       (469,361,578)        2,017,029,823
                                                                  ---------------       ---------------
Net increase (decrease) in net assets ........................       (468,435,009)        2,019,123,711
Net Assets:
Beginning of period ..........................................     12,834,913,633        10,815,789,922
                                                                  ---------------       ---------------
End of period ................................................    $12,366,478,624       $12,834,913,633
                                                                  ===============       ===============
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund                          Six Months
Financial Highlights (Unaudited)                             Ended
                                                     October 31, 2002
================================================================================
Net Asset Value, beginning of period ............          $ 1.00
Income from Investment Operations:
 Net investment income ..........................            .009
Less Distributions:
 Dividends from net investment income ...........           (.009)
                                                            -----
Net Asset Value, end of period ..................          $ 1.00
                                                           ======
Total Return ....................................           0.89%(1)
Ratios/Supplemental Data:
 Net Assets, end of period (000) ................     $12,366,479
 Ratio of expenses to average net assets
  (before waiver) ...............................            .23%(2)
 Ratio of expenses to average net assets
  (after waiver) ................................              --
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (before waiver) .........            1.77%(2)
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (after waiver) ..........              --

------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Institutional Fund                                              Year Ended April 30,
Financial Highlights (Unaudited)                  ----------------------------------------------------------------------------
                                                             2002            2001           2000           1999           1998
==============================================================================================================================
Net Asset Value, beginning of period ............          $ 1.00          $ 1.00         $ 1.00         $ 1.00         $ 1.00
Income from Investment Operations:
 Net investment income ..........................            .029            .061           .053           .051           .054
Less Distributions:
 Dividends from net investment income ...........           (.029)          (.061)         (.053)         (.051)         (.054)
                                                            -----           -----          -----          -----          -----
Net Asset Value, end of period ..................          $ 1.00          $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                                           ======          ======         ======         ======          =====
Total Return ....................................            2.89%           6.25%          5.45%          5.25%          5.57%
Ratios/Supplemental Data:
 Net Assets, end of period (000) ................     $12,834,914     $10,815,790     $8,080,268     $8,060,111     $7,372,425
 Ratio of expenses to average net assets
  (before waiver) ...............................             .32%            .37%           .37%           .37%           .38%
 Ratio of expenses to average net assets
  (after waiver) ................................             .23%            .24%           .24%           .24%           .25%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (before waiver) .........            2.73%           6.01%          5.14%          4.98%          5.34%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (after waiver) ..........            2.82%           6.14%          5.27%          5.11%          5.47%

(1) Cumulative total return
(2) On an annualized basis

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments
October 31, 2002 (Unaudited)
=======================================================================================================
                                                                    Interest  Maturity        Value
                 Face Amount                                          Rate*     Date        (Note 1a)
=======================================================================================================
U.S.             $50,000,000   U. S. Treasury Bills ................. 1.67%   11/21/02      $49,953,611
Government        25,000,000   U. S. Treasury Notes ................. 5.50    01/31/03       25,246,097
& Agency          23,000,000   U. S. Treasury Notes ................. 5.50    02/28/03       23,304,564
Issues -- 35.7%   25,000,000   Federal Farm Credit Banks ............ 1.60    02/03/03       25,007,812
                  25,000,000   Federal Farm Credit Banks ............ 2.60    05/01/03       25,125,000
                  25,000,000   Federal Farm Credit Banks ............ 4.25    07/01/03       25,445,313
                  25,000,000   Federal Farm Credit Banks ............ 2.70    08/27/04       25,039,063
                  20,000,000   Federal Farm Credit Banks ............ 2.70    10/07/04       20,037,500
                  25,000,000   Federal Home Loan Banks .............. 5.13    01/13/03       25,179,047
                  45,000,000   Federal Home Loan Banks .............. 2.25    01/29/03       45,080,140
                  25,000,000   Federal Home Loan Banks .............. 5.00    02/28/03       25,284,248
                  25,000,000   Federal Home Loan Banks .............. 5.38    01/05/04       26,104,325
                  53,900,000   Federal Home Loan Banks .............. 3.75    02/13/04       55,331,719
                  10,000,000   Federal Home Loan Mortgage Corp. ..... 3.25    10/10/03       10,160,419
                  30,000,000   Federal Home Loan Mortgage Corp. ..... 3.40    02/20/04       30,609,417
                  50,000,000   Federal National Mortgage Assoc. ..... 6.25    11/15/02       50,036,122
                  41,000,000   Federal National Mortgage Assoc. ..... 5.25    01/15/03       41,312,256
                  30,000,000   Federal National Mortgage Assoc. ..... 5.00    02/14/03       30,295,167
                   5,000,000   Federal National Mortgage Assoc. ..... 5.50    12/01/03        5,209,784
                  20,000,000   Federal National Mortgage Assoc. ..... 3.63    01/02/04       20,068,750
                  20,000,000   Federal National Mortgage Assoc. ..... 2.46    08/19/04       20,139,420
                  20,000,000   Federal National Mortgage Assoc. ..... 2.70    08/19/04       20,062,500
                  10,000,000   Federal National Mortgage Assoc. ..... 2.69    08/27/04       10,062,500
                  25,000,000   Federal National Mortgage Assoc. ..... 2.72    08/27/04       25,093,750
                  15,000,000   Federal National Mortgage Assoc. ..... 2.80    09/03/04       15,060,869
                  23,030,000   Federal National Mortgage Assoc. ..... 2.50    10/04/04       23,310,678
                  10,000,000   Federal National Mortgage Assoc. ..... 2.63    10/15/04       10,021,875
                  25,000,000   Federal National Mortgage Assoc. ..... 2.60    10/29/04       25,093,750
                  31,500,000   Student Loan Marketing Assoc. ........ 2.70    04/25/03       31,673,279
                  50,000,000   Student Loan Marketing Assoc. ........ 2.25    07/02/03       50,228,445
                  23,000,000   Student Loan Marketing Assoc. ........ 3.38    07/15/04       23,526,951
                  25,000,000   Federal Farm Credit Banks D/N ........ 2.15    02/11/03       24,892,502
                  25,000,000   Federal Farm Credit Banks D/N ........ 2.18    02/14/03       24,890,000
                  50,000,000   Federal Home Loan Banks D/N .......... 1.69    12/26/02       49,870,903
                  66,000,000   Federal Home Loan Banks D/N .......... 1.70    12/27/02       65,825,467

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)
=======================================================================================================
                                                                    Interest  Maturity          Value
                   Face Amount                                        Rate*     Date          (Note 1a)
=======================================================================================================
U.S.             $ 75,000,000  Federal Home Loan Banks D/N .......... 1.62%   02/03/03   $   74,707,500
Government         75,000,000  Federal Home Loan Banks D/N .......... 2.33    04/25/03       74,475,000
& Agency           22,041,000  Federal Home Loan Banks D/N .......... 2.09    06/13/03       21,849,243
Issues             12,836,000  Federal Home Loan Banks D/N .......... 2.15    06/13/03       12,724,327
(continued)         3,800,000    Federal Home Loan Banks D/N ........ 1.77    10/17/03        3,746,420
                  100,000,000  Federal Home Loan Mortgage
                                 Corp. D/N .......................... 1.67    11/01/02      100,000,000
                  139,553,000  Federal Home Loan Mortgage
                                 Corp. D/N .......................... 1.69    11/05/02      139,526,795
                   50,000,000  Federal Home Loan Mortgage
                                 Corp. D/N .......................... 1.70    11/05/02       49,990,556
                  147,000,000  Federal Home Loan Mortgage
                                 Corp. D/N .......................... 1.70    11/12/02      146,923,642
                   45,974,000  Federal Home Loan Mortgage
                                 Corp. D/N .......................... 1.70    11/19/02       45,934,922
                   17,564,000  Federal Home Loan Mortgage
                                 Corp. D/N .......................... 1.60    12/10/02       17,533,556
                   90,690,000  Federal Home Loan Mortgage
                                 Corp. D/N .......................... 1.70    12/17/02       90,493,001
                   25,000,000  Federal Home Loan Mortgage
                                 Corp. D/N .......................... 1.69    12/26/02       24,935,451
                   41,065,000  Federal Home Loan Mortgage
                                 Corp. D/N .......................... 1.64    01/02/03       40,958,190
                   27,640,000  Federal National Mortgage Assoc. D/N   1.70    11/12/02       27,625,643
                    9,631,000  Federal National Mortgage Assoc. D/N   1.60    12/04/02        9,616,874
                   25,000,000  Federal National Mortgage Assoc. D/N   2.37    05/02/03       24,814,997
                   50,800,000  Student Loan Marketing Assoc. D/N ...  1.69    11/04/02       50,792,846
                  250,000,000  Student Loan Marketing Assoc. D/N ...  1.70    11/06/02      249,940,972
-------------------------------------------------------------------------------------------------------
                               Total U.S. Government & Agency Issues
                               (Cost $2,205,083,943) ...............                      2,210,173,178
-------------------------------------------------------------------------------------------------------
U.S Government    100,000,000  Federal Farm Credit Banks ............ 1.62    07/10/03      100,022,400
Agency Issues --   18,000,000  Federal Farm Credit Banks ............ 1.77    07/30/03       17,998,560
Variable           25,000,000  Federal Farm Credit Banks ............ 1.78    10/07/03       24,999,750
Rate -- 35.8%      25,000,000  Federal Farm Credit Banks ............ 1.66    11/14/03       24,989,657
                  275,000,000  Federal Farm Credit Banks ............ 1.66    12/12/03      274,908,317

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)
===============================================================================================================
                                                                       Interest       Maturity          Value
                  Face Amount                                            Rate*          Date          (Note 1a)
===============================================================================================================
U.S. Government  $100,000,000  Federal Farm Credit Banks ............... 1.67%        01/30/04   $   99,961,876
Agency Issues --   75,000,000  Federal Farm Credit Banks ............... 1.68         03/16/04       74,958,791
Variable Rate      75,000,000  Federal Farm Credit Banks ............... 1.68         04/07/04       74,950,876
(continued)       100,000,000  Federal Home Loan Banks ................. 1.73         12/12/02       99,995,599
                   37,500,000  Federal Home Loan Banks ................. 1.71         02/20/03       37,496,631
                   75,000,000  Federal Home Loan Banks ................. 1.67         03/06/03       74,986,671
                   50,000,000  Federal Home Loan Banks ................. 1.68         03/14/03       49,993,364
                   64,000,000  Federal Home Loan Banks ................. 1.62         04/30/03       64,009,466
                  100,000,000  Federal Home Loan Banks ................. 1.67         09/15/03       99,960,859
                   50,000,000  Federal Home Loan Banks ................. 1.76         09/15/03       49,989,000
                   32,600,000  Federal Home Loan Banks ................. 1.59         11/07/03       32,576,875
                   42,800,000  Federal Home Loan Banks ................. 1.64         12/04/03       42,776,686
                   12,500,000  Federal Home Loan Banks ................. 1.63         12/29/03       12,494,202
                   12,500,000  Federal Home Loan Banks ................. 1.63         01/02/04       12,498,200
                  100,000,000  Federal National Mortgage Assoc.......... 1.71         12/06/02       99,996,965
                   50,000,000  Federal National Mortgage Assoc.......... 1.73         12/18/02       49,998,443
                   75,000,000  Federal National Mortgage Assoc.......... 1.73         12/23/02       74,995,073
                   75,000,000  Federal National Mortgage Assoc.......... 1.59         01/10/03       75,020,842
                   50,000,000  Federal National Mortgage Assoc.......... 1.78         02/03/03       50,000,000
                   50,000,000  Federal National Mortgage Assoc.......... 1.74         02/19/03       49,995,108
                   25,000,000  Federal National Mortgage Assoc.......... 1.69         02/20/03       24,997,761
                  150,000,000  Federal National Mortgage Assoc.......... 1.73         02/26/03      149,975,156
                  100,000,000  Federal National Mortgage Assoc.......... 1.77         07/14/03       99,992,629
                   27,000,000  Federal National Mortgage Assoc.... ..... 1.64         08/01/03       26,983,886
                  150,000,000  Federal National Mortgage Assoc.........  1.70         01/20/04      149,922,210
                  100,000,000  Student Loan Marketing Assoc......... ... 2.06         12/06/02       99,998,128
---------------------------------------------------------------------------------------------------------------
                               Total U.S. Government Agency
                               Issues -- Variable Rate
                               (Cost $2,221,339,327) ....................                         2,221,443,981
---------------------------------------------------------------------------------------------------------------
Repurchase        430,000,000  Credit Suisse First Boston Corp.
Agreements**                     purchased on 10/31/02 ................. 1.92         11/01/02      430,000,000
-- 30.3%          535,000,000  J.P. Morgan Securities Inc., purchased
                                 on 10/31/02 ........................... 1.92         11/01/02      535,000,000
                  300,000,000  HSBC Securities (USA) Inc.,
                                 purchased on 10/31/02 ................. 1.92         11/01/02      300,000,000

See Notes to Financial Statements.

=========================================================================================================
Merrill Lynch Government Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)
=========================================================================================================
                                                                    Interest    Maturity          Value
                  Face Amount                                         Rate*       Date          (Note 1a)
=========================================================================================================
Repurchase       $ 50,030,000  State Street Bank and Trust,
Agreements**                     purchased on 10/31/02 ............   1.86%      11/01/02  $   50,030,000
(continued)       560,000,000  UBSWarburg LLC, purchased on
                                 10/31/02 .........................   1.92       11/01/02     560,000,000
---------------------------------------------------------------------------------------------------------
                               Total Repurchase Agreements
                               (Cost $1,875,030,000) ............                           1,875,030,000
---------------------------------------------------------------------------------------------------------
                               Total Investments -- 101.8%
                               (Cost $6,301,453,270) ............                           6,306,647,159
---------------------------------------------------------------------------------------------------------
                               Liabitities in Excess of Other
                               Assets -- (1.8%) .................                             114,111,309
---------------------------------------------------------------------------------------------------------
                               Net Assets -- Equivalent to $1.00
                               Per Share on 6,187,341,961
                               Shares of Beneficial Interest
                               Outstanding -- 100.0% ............                          $6,192,535,850
=========================================================================================================

     Note--Costs for federal income tax purposes are the same as those shown above. At October 31, 2002, unrealized appreciation amounted to $5,193,889.

* Repurchase Agreements bear interest payable at fixed dates or upon maturity. Some U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at October 31, 2002. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

** Repurchase Agreements are fully collateralized by U.S. Government and Agency Obligations.
     D/N--Discount Notes

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statement of Assets and Liabilities
October 31, 2002 (Unaudited)
=========================================================================================================================
Assets:
Investments in securities subject to repurchase agreements ........................    $1,875,030,000
Investments in other marketable securities ........................................     4,431,617,159
                                                                                       --------------
   Total investments at value (identified cost $6,301,453,270) (Note 1a) ............................      $6,306,647,159
Cash ................................................................................................             126,134
Interest receivable .................................................................................           6,688,122
Prepaid expense .....................................................................................              27,569
                                                                                                           --------------
   Total assets .....................................................................................       6,313,488,984
                                                                                                           --------------
Liabilities:
Advisory fee payable (Note 2) .......................................................................           1,233,637
Payable for investments purchased ...................................................................         118,134,545
Dividends payable ...................................................................................             985,466
Accrued expenses ....................................................................................             599,486
                                                                                                           --------------
   Total liabilities ................................................................................         120,953,134
                                                                                                           --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 6,187,341,961 shares of beneficial interest outstanding) ...........................................      $6,192,535,850
                                                                                                           ==============
Net Assets Consist of:
Paid-in capital .....................................................................................      $6,187,341,961
Unrealized appreciation .............................................................................           5,193,889
                                                                                                           --------------
Total ...............................................................................................      $6,192,535,850
                                                                                                           ==============
-------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statement of Operations
For the Six Months Ended October 31, 2002 (Unaudited)
=========================================================================================
Investment Income:
Interest and discount earned ............................................     $54,633,699
                                                                              -----------
Expenses:
Investment advisory fee (Note 2) .......................    $  8,628,350
Registration fees ......................................         619,801
Dividend and transfer agency fees ......................         162,141
Accounting and custodian services ......................         120,183
Insurance ..............................................          16,197
Legal and audit fees ...................................          14,311
Trustees' fees (Note 5) ................................          10,502
Printing and shareholder reports .......................           6,518
Miscellaneous ..........................................          34,936
                                                            ------------
   Total expense .......................................       9,612,939
Waived investment advisory fee (Note 2) ................      (3,006,345)       6,606,594
                                                            ------------      -----------
   Net investment income ...............................................       48,027,105
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions .........         753,078
Net unrealized appreciation of investments .............       2,808,553
                                                            ------------
   Net realized and unrealized gain from investments ...................        3,561,631
                                                                              -----------
Net Increase in Net Assets Resulting From Operations ...................      $51,588,736
                                                                              ===========

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------
Merrill Lynch Government Fund                                        Six Months              Year
Statement of Changes in Net Assets (Unaudited)                          Ended               Ended
                                                                  October 31, 2002      April 30, 2002
======================================================================================================
Increase in Net assets:
Operations:
Net investment income ........................................    $   48,027,105       $  108,762,679
Net realized gain from investment transactions ...............           753,078              869,255
Net unrealized appreciation of investments ...................         2,808,553              918,390
                                                                  --------------       --------------
Net increase in net assets resulting from operations .........        51,588,736          110,550,324
Total declared as dividends to shareholders (Note 4) .........       (48,780,183)        (109,631,934)
Capital share transactions (Note 3) ..........................     1,408,744,385        1,818,271,611
                                                                  --------------       --------------
Net increase in net assets ...................................     1,411,552,938        1,819,190,001
Net Assets:
Beginning of period ..........................................     4,780,982,912        2,961,792,911
                                                                  --------------       --------------
End of period ................................................    $6,192,535,850       $4,780,982,912
                                                                  ==============       ==============
------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------
Merrill Lynch Government Fund                           Six Months
Financial Highlights (Unaudited)                           Ended
                                                     October 31, 2002
======================================================================
Net Asset Value, beginning of period ............          $ 1.00
Income from Investment Operations:
 Net investment income ..........................            .009
Less Distributions:
Dividends from net investment income ............           (.009)
                                                           ------
Net Asset Value, end of period ..................          $ 1.00
                                                           ======
Total Return ....................................            0.88%(1)
Ratios/Supplemental Data:
 Net Assets, end of period (000) ................     $ 6,192,536
 Ratio of expenses to average net assets
  (before waiver) ...............................             .34%(2)
 Ratio of expenses to average net assets
  (after waiver) ................................             .23%(2)
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (before waiver) .........            1.73%(2)
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (after waiver) ..........            1.84%(2)

-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Government Fund                                                 Year Ended April 30,
Financial Highlights (Unaudited)                  ---------------------------------------------------------------------------
                                                            2002           2001           2000           1999            1998
=============================================================================================================================
Net Asset Value, beginning of period ............          $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
Income from Investment Operations:
 Net investment income ..........................            .028           .060           .052           .050           .053
Less Distributions:
Dividends from net investment income ............           (.028)         (.060)         (.052)         (.050)         (.053)
                                                           ------         ------         - -----        ------         ------
Net Asset Value, end of period ..................          $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                                           ======         ======         ======         ======         ======
Total Return ....................................            2.80%          6.17%          5.34%          5.16%          5.48%
Ratios/Supplemental Data:
 Net Assets, end of period (000) ................      $4,780,983     $2,961,793     $2,603,208     $2,636,672     $2,114,592
 Ratio of expenses to average net assets
  (before waiver) ...............................             .35%           .36%           .35%           .36%           .37%
 Ratio of expenses to average net assets
  (after waiver) ................................             .24%           .24%           .24%           .24%           .25%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (before waiver) .........            2.59%          5.94%          5.07%          4.90%          5.24%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (after waiver) ..........            2.70%          6.06%          5.18%          5.02%          5.36%

(1) Cumulative total return
(2) On an annualized basis

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Schedule of Investments
October 31, 2002 (Unaudited)
====================================================================================================
                                                                 Interest   Maturity          Value
                  Face Amount                                     Rate*      Date          (Note 1a)
====================================================================================================
U.S.             $  8,865,000  U.S. Treasury Bills ..........     1.57%   11/07/02      $  8,862,680
Government         50,000,000  U.S. Treasury Bills ..........     1.58    11/07/02        49,986,833
Issues -- 99.9%   100,000,000  U.S. Treasury Bills ..........     1.60    11/07/02        99,973,375
                      285,000  U.S. Treasury Bills ..........     1.62    11/07/02           284,923
                   50,000,000  U.S. Treasury Bills ..........     1.61    11/14/02        49,970,931
                   34,838,000  U.S. Treasury Bills ..........     1.62    11/14/02        34,817,620
                  100,000,000  U.S. Treasury Bills ..........     1.64    11/14/02        99,940,778
                      792,000  U.S. Treasury Bills ..........     1.65    11/14/02           791,530
                    4,919,000  U.S. Treasury Bills ..........     1.66    11/14/02         4,916,060
                   16,361,000  U.S. Treasury Bills ..........     1.54    11/21/02        16,347,002
                   17,182,000  U.S. Treasury Bills ..........     1.63    11/21/02        17,166,488
                   53,431,000  U.S. Treasury Bills ..........     1.65    11/21/02        53,382,022
                  125,000,000  U.S. Treasury Bills ..........     1.66    11/21/02       124,884,931
                   25,000,000  U.S. Treasury Bills ..........     1.67    11/21/02        24,976,806
                   25,000,000  U.S. Treasury Bills ..........     1.89    11/21/02        24,973,750
                    8,918,000  U.S. Treasury Bills ..........     1.46    11/29/02         8,907,908
                   50,000,000  U.S. Treasury Bills ..........     1.52    11/29/02        49,940,889
                  115,000,000  U.S. Treasury Bills ..........     1.55    11/29/02       114,861,614
                   15,000,000  U.S. Treasury Bills ..........     1.64    11/29/02        14,980,925
                   50,000,000  U.S. Treasury Bills ..........     1.65    11/29/02        49,935,833
                   15,000,000  U.S. Treasury Bills ..........     1.85    12/05/02        14,973,792
                   15,000,000  U.S. Treasury Bills ..........     1.86    12/05/02        14,973,650
                    9,268,000  U.S. Treasury Bills ..........     1.65    12/12/02         9,250,584
                   15,498,000  U.S. Treasury Bills ..........     1.66    12/12/02        15,468,700
                      566,000  U.S. Treasury Bills ..........     1.67    12/12/02           564,927
                    5,849,000  U.S. Treasury Bills ..........     1.77    12/19/02         5,835,235
                   25,000,000  U.S. Treasury Bills ..........     1.61    12/26/02        24,938,507
                    9,513,000  U.S. Treasury Bills ..........     1.62    12/26/02         9,489,455
                   45,000,000  U.S. Treasury Bills ..........     1.54    01/02/03        44,888,400
                   72,184,000  U.S. Treasury Bills ..........     1.55    01/02/03        72,004,984
                   34,658,000  U.S. Treasury Bills ..........     1.57    01/02/03        34,572,048
                   25,000,000  U.S. Treasury Bills ..........     1.59    01/02/03        24,938,000
                    4,805,000  U.S. Treasury Bills ..........     1.61    01/02/03         4,793,084
                    1,073,000  U.S. Treasury Bills ..........     1.63    01/02/03         1,070,339
                   25,000,000  U.S. Treasury Bills ..........     1.61    01/16/03        24,924,522

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)
==================================================================================================================
                                                                          Interest    Maturity          Value
                  Face Amount                                               Rate*       Date          (Note 1a)
==================================================================================================================
U.S.             $26,000,000   U.S. Treasury Bills ....................... 1.63%      01/16/03      $   25,921,503
Government        60,000,000   U.S. Treasury Bills ....................... 1.64       01/16/03          59,818,853
Issues             9,000,000   U.S. Treasury Bills ....................... 1.64       01/30/03           8,968,049
(continued)       11,000,000   U.S. Treasury Notes ....................... 4.75       01/31/03          11,089,375
                  25,000,000   U.S. Treasury Notes ....................... 5.50       01/31/03          25,246,097
                  14,000,000   U.S. Treasury Notes ....................... 4.63       02/28/03          14,146,552
                  14,000,000   U.S. Treasury Notes ....................... 5.50       02/28/03          14,185,387
                   5,000,000   U.S. Treasury Notes ....................... 4.25       03/31/03           5,059,765
                   5,000,000   U.S. Treasury Notes ....................... 3.25       12/31/03           5,106,450
                   4,000,000   U.S. Treasury Notes ....................... 2.88       06/30/04           4,084,176
                  10,700,000   U.S. Treasury Notes ....................... 2.25       07/31/04          10,817,057
                  15,000,000   U.S. Treasury Notes ....................... 2.13       08/31/04          15,131,459
------------------------------------------------------------------------------------------------------------------
                               Total Investments -- 99.9%
                               (Cost $1,351,541,078) .....................                           1,352,163,848
------------------------------------------------------------------------------------------------------------------
                               Other Assets Less Liabilities -- 0.1%......                               1,518,615
------------------------------------------------------------------------------------------------------------------
                               Net Assets -- Equivalent to $1.00
                               Per Share on 1,353,059,693
                               Shares of Beneficial Interest
                               Outstanding --100.0% ......................                          $1,353,682,463
==================================================================================================================

  Note--Costs for federal income tax purposes are the same as those shown above. At October 31, 2002, net unrealized appreciation amounted to $662,770.

* U.S. Treasury Bills are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates or upon maturity.


See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statement of Assets and Liabilities
October 31, 2002 (Unaudited)
=====================================================================================================
Assets:
Total investments at value (identified cost $1,351,541,078) (Note 1a) .............    $1,352,163,848
Cash ..............................................................................           976,253
Interest receivable ...............................................................           949,928
Prepaid expense ...................................................................            15,366
                                                                                       --------------
   Total assets ...................................................................     1,354,105,395
                                                                                       --------------
Liabilities:
Advisory fee payable (Note 2) .....................................................           238,547
Accrued expenses ..................................................................            82,111
Dividends payable .................................................................           102,274
                                                                                       --------------
   Total liabilities ..............................................................           422,932
                                                                                       --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 1,353,059,693 shares of beneficial interest outstanding) .........................    $1,353,682,463
                                                                                       ==============
Net Assets Consist of:
Paid-in capital ...................................................................    $1,353,059,693
Unrealized appreciation ...........................................................           622,770
                                                                                       --------------
Total .............................................................................    $1,353,682,463
                                                                                       ==============
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statement of Operations
For the Six Months Ended October 31, 2002 (Unaudited)
================================================================================
Investment Income:
Interest and discount earned ...................................    $11,211,340
                                                                    -----------
Expenses:
Investment advisory fee (Note 2) ...................  $2,043,590
Registration fees ..................................      56,135
Dividend and transfer agency fees ..................      51,325
Accounting and custodian services ..................      47,531
Legal and audit fees ...............................       5,296
Insurance ..........................................       4,364
Trustees' fees (Note 5) ............................       3,007
Printing and shareholder reports ...................       2,398
Miscellaneous ......................................      12,647
                                                      ----------
   Total expense ...................................   2,226,293
Waived investment advisory fee (Note 2) ............    (811,425)     1,414,868
                                                      ----------    -----------
   Net investment income .......................................      9,796,472
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions .....      85,636
Net unrealized appreciation of investments .........     185,023
                                                      ----------
   Net realized and unrealized gain from investments ...........        270,659
                                                                    -----------
Net Increase in Net Assets Resulting From Operations ...........    $10,067,131
                                                                    ===========

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------
Merrill Lynch Treasury Fund                                         Six Months             Year
Statement of Changes in Net Assets (Unaudited)                         Ended               Ended
                                                                  October 31, 2002     April 30, 2002
=====================================================================================================
Increase in Net assets:
Operations:
Net investment income ........................................    $    9,796,472       $   31,620,573
Net realized gain from investment transactions ...............            85,636              170,430
Net unrealized appreciation of investments ...................           185,023              274,015
                                                                  --------------       --------------
Net increase in net assets resulting from operations .........        10,067,131           32,065,018
Total declared as dividends to shareholders (Note 4) .........        (9,882,108)         (31,791,003)
Capital share transactions (Note 3) ..........................       282,640,536           18,574,184
                                                                  --------------       --------------
Net increase in net assets ...................................       282,825,559           18,848,199
Net Assets:
Beginning of period ..........................................     1,070,856,904        1,052,008,705
                                                                  --------------       --------------
End of period ................................................    $1,353,682,463       $1,070,856,904
                                                                  ==============       ==============
-----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------
Merrill Lynch Treasury Fund                            Six Months
Financial Highlights (Unaudited)                          Ended
                                                     October 31, 2002
======================================================================
Net Asset Value, beginning of period ........              $ 1.00
Income from Investment Operations:
 Net investment income ......................                .008
Less Distributions:
 Dividends from net investment income .......               (.008)
                                                          -------
Net Asset Value, end of period ..............              $ 1.00
                                                          -------
Total Return ................................                0.81%(1)
Ratios/Supplemental Data:
 Net Assets, end of period (000) ............         $ 1,353,682
 Ratio of expenses to average net assets
  (before waiver) ...........................                 .36%(2)
 Ratio of expenses to average net assets
  (after waiver) ............................                 .23%(2)
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (before waiver) .....                1.50%(2)
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (after waiver) ......                1.63%(2)

------------------------------------------------------------------------------------------------------------------
Merrill Lynch Treasury Fund                                            Year Ended April 30,
Financial Highlights (Unaudited)              --------------------------------------------------------------------
                                                        2002           2001         2000         1999         1998
==================================================================================================================
Net Asset Value, beginning of period ........         $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00
Income from Investment Operations:
 Net investment income ......................           .026           .056         .048         .046         .051
Less Distributions:
 Dividends from net investment income .......          (.026)         (.056)       (.048)       (.046)       (.051)
                                                      ------         ------        -----        -----        -----
Net Asset Value, end of period ..............         $ 1.00         $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                      ------         ------     --------       ------       ------
Total Return ................................           2.60%          5.78%        4.94%        4.76%        5.24%
Ratios/Supplemental Data:
 Net Assets, end of period (000) ............     $1,070,857     $1,052,009     $678,841     $680,340     $759,197
 Ratio of expenses to average net assets
  (before waiver) ...........................           .36%            .39%         .39%         .39%         .41%
 Ratio of expenses to average net assets
  (after waiver) ............................           .23%            .25%         .25%         .25%         .26%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (before waiver) .....          2.37%           5.45%        4.69%        4.36%        5.11%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (after waiver) ......          2.50%           5.59%        4.83%        4.50%        5.26%

(1) Cumulative total return
(2) On an annualized basis

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statement of Assets and Liabilities
October 31, 2002 (Unaudited)
=====================================================================================================
Assets:
Investments in the Master Institutional Tax-Exempt Fund, at value (Note 1a) .......    $6,088,852,578
Prepaid expense ...................................................................            23,964
                                                                                       --------------
   Total assets ...................................................................     6,088,876,542
                                                                                       --------------
Liabilities:
Administration fee payable (Note 2) ...............................................           865,363
Accrued expenses ..................................................................           365,756
Dividends payable .................................................................           171,567
                                                                                       --------------
   Total liabilities ..............................................................         1,402,686
                                                                                       --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 6,087,406,340 shares of beneficial interest outstanding) .........................    $6,087,473,856
                                                                                       ==============
Net Assets Consist of:
Paid-in capital ...................................................................    $6,087,514,912
Accumulated net realized loss .....................................................           (41,056)
                                                                                       --------------
Total .............................................................................    $6,087,473,856
                                                                                       ==============
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund

Statement of Operations
For the Six Months Ended October 31, 2002 (Unaudited)
=====================================================================================================
Investment Income:
Interest and discount allocated from the Master Institutional Tax-Exempt Fund ..    $ 44,166,145
Expenses allocated from Master Institutional Tax- Exempt Fund ..................      (1,461,766)
                                                                                    ------------
   Total investment income .....................................................      42,704,379
Expenses:
Administration fee (Note 2) ....................................................       4,177,679
Registration fees ..............................................................         358,037
Dividend and transfer agency fees ..............................................         193,654
Accounting and custodian services ..............................................          71,516
Legal and audit fees ...........................................................          13,629
Insurance ......................................................................          13,498
Printing and shareholder reports ...............................................          12,200
Trustees' fees (Note 5) ........................................................          11,863
Miscellaneous ..................................................................           7,354
                                                                                    ------------
   Total expense ...............................................................       4,859,430
                                                                                    ------------
   Net investment income .......................................................      37,844,949
Net realized loss on investment transactions allocated from the
 Master Institutional Tax-Exempt Fund ..........................................          (5,443)
                                                                                    ------------
Net Increase in Net Assets Resulting From Operations ...........................    $ 37,839,506
                                                                                    ============



See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund                           Six Months             Year
Statement of Changes in Net Assets (Unaudited)                          Ended                Ended
                                                                   October 31, 2002      April 30, 2002
=======================================================================================================
Increase in Net assets:
Operations:
Net investment income .........................................    $   37,844,949       $   80,065,327
Net realized gain (loss) from investment transactions .........            (5,443)              92,602
                                                                   --------------       --------------
Net increase in net assets resulting from operations ..........        37,839,506           80,157,929
Total declared as dividends to shareholders (Note 4) ..........       (37,844,949)         (80,065,296)
Capital share transactions (Note 3) ...........................     1,614,675,919        1,325,341,247
                                                                   --------------       --------------
Net increase in net assets ....................................     1,614,670,476        1,325,433,880
Net Assets:
Beginning of period ...........................................     4,472,803,380        3,147,369,500
                                                                   --------------       --------------
End of period .................................................    $6,087,473,856       $4,472,803,380
                                                                   ==============       ==============
-------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund             Six Months
Financial Highlights (Unaudited)                          Ended
                                                     October 31, 2002
======================================================================
Net Asset Value, beginning of period ...........           $ 1.00
 Net investment income .........................              .01
 Dividends from net investment income ..........             (.01)
                                                           ------
Net Asset Value, end of period .................           $ 1.00
                                                           ------
Total Return ...................................             0.69%(1)
Ratios/Supplemental Data:
 Net Assets, end of period (000) ...............       $6,087,474
 Ratio of expenses to average net assets
  (before waiver) ..............................              .23%(2)
 Ratio of expenses to average net assets
  (after waiver) ...............................               --
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (before waiver) ........             1.36%(2)
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (after waiver) .........               --
----------------------------------------------------------------------


Merrill Lynch Institutional Tax-Exempt Fund                                Year Ended April 30,
Financial Highlights (Unaudited)                 --------------------------------------------------------------------------
                                                           2002           2001           2000           1999           1998
                                                 --------------------------------------------------------------------------
===========================================================================================================================
Net Asset Value, beginning of period ...........         $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
 Net investment income .........................            .02            .04            .03            .03            .04
 Dividends from net investment income ..........           (.02)         ( .04)         ( .03)         ( .03)         ( .04)
                                                         ------     ----------     ----------     ----------     ----------
Net Asset Value, end of period .................         $ 1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                         ------     ----------     ----------     ----------     ----------
Total Return ...................................           2.01%          3.96%          3.41%          3.22%          3.59%
Ratios/Supplemental Data:
 Net Assets, end of period (000) ...............     $4,472,803     $3,147,370     $2,055,674     $1,953,075     $1,804,442
 Ratio of expenses to average net assets
  (before waiver) ..............................           .38%            .46%           .48%           .49%           .49%
 Ratio of expenses to average net assets
  (after waiver) ...............................           .23%            .23%           .24%           .24%           .24%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (before waiver) ........          1.77%           3.61%          3.12%          2.92%          3.28%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (after waiver) .........          1.92%           3.84%          3.36%          3.17%          3.53%

(1) Cumulative total return
(2) On an annualized basis

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institution Series
Notes to Financial Statements (Unaudited)
================================================================================

1. Significant Accounting Policies

Merrill Lynch Funds For Institutions Series (the "Trust") was organized as a Massachusetts business trust on May 7, 1987, and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. The Trust consists of five series, Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund, and Merrill Lynch Institutional Tax-Exempt Fund, (collectively, the "Funds"). The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.

     The Premier Institutional, Institutional and Institutional Tax-Exempt Funds (the "Feeder Funds") invest all of their investable assets in interests in the Master Premier Institutional Fund, Master Institutional Fund, and Master Institutional Tax-Exempt Fund (the "Master Funds"), respectively, each a registered investment company having the same investment objective as the Feeder Funds (Note 6).

     The value of the Feeder Funds' investments in the Master Funds reflect the Feeder Funds proportionate interest in the Master Funds (approximately 100% for each of the Feeder Funds at October 31, 2002). The results of operations and performance of the Feeder Funds are directly affected by the performance of the Master Funds.

     The financial statements of the Master Funds, including their schedules of investments, are included elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

     The following is a summary of significant accounting policies consistently followed by the Trust in conformity with accounting principles generally accepted in the United States of America.

     (a) Valuation of securities by each of the Master Funds is discussed in
Note 1(a) of the Master Funds Notes to Financial Statements which are included elsewhere in this report. The value of the Government and Treasury Fund portfolio securities is determined on the basis of fair value as determined in good faith by the Board of Trustees (the "Trustees") of the Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgement of Fund Asset Management' L.P., ("FAM") under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less are valued by use of the amortized cost method.

     For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

     (b) It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investments companies and to distribute all of its taxable and tax-exempt income to its shareholders. Therefore, no federal income tax provision is required.

     (c) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Realized gains and losses on investments are computed on the basis of identified cost of security sold.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institution Series
Notes to Financial Statements -- Continued (Unaudited)
================================================================================

     The Feeder Funds net investment income includes the Feeder Funds' pro-rata share of the net investment income of the respective Master Funds. Prior to the Feeder Funds' investments in the Master Funds, interest income (after adjustments for amortization of premium or accretion of discount) was recorded as earned.

     The Government Fund and Treasury Fund record interest income (after adjustment for amortization of premium or accretion of discount) as earned.

     (d) Prepaid registration fees are charged to income as the related shares are sold.

     (e) Repurchase agreements -- The Government Fund invest in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Government Fund takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collaterlized.

     (f) During the year ended April 30, 2002, Merrill Lynch Institutional Tax-Exempt Fund reclassified amounts to reflect a decrease of $31 each in accumulated net realized loss and undistributed net investment income, as a result of permanent differences arising from different treatments of market discount for book and tax purposes.

2. Investment Advisory Fees and Other Transactions with Affiliates

FAM, a subsidiary of Merrill Lynch & Co., Inc., provides investment advisory and corporate administrative services to the Government Fund and Treasury Fund for a fee, subject to certain limitations, at the annual rates listed below.

     Prior to January 14, 2002 (when the Feeder Funds transferred substantially all of their assets to the Master Funds for an interest in the Master Funds), FAM provided investment advisory and corporate administrative services to the Feeder Funds for a fee at the annual rates listed below.

                                 Percentage of Average Daily Net Assets
                               -----------------------------------------
Premier Institutional
Fund .......................    .15%

Institutional Fund .........    .40% up to and including $250,000,000
                               plus .375% over $250,000,000 up to and
                                including $500,000,000
                               plus .35% over $500,000,000 up to and
                                including $750,000,000
                               plus .325% over $750,000,000

Government Fund and             .35% up to and including $500,000,000
Treasury Fund ..............   plus .335% over $500,000,000 up to and
                                including $750,000,000
                               plus .32% over $750,000,000 up to and
                                including $1,000,000,000
                               plus .30% over $1,000,000,000

Institutional                   .45% up to and including $1,500,000,000
Tax-Exempt Fund ............   plus .425% over $1,500,000,000 up
                                to and including $2,000,000,000
                               plus .40% over $2,000,000,000

     FAM has agreed to waive a portion of its advisory fees for the Government and Treasury Funds and the Institutional and Tax-Exempt Funds prior to January 14, 2002. The effective fee payable to FAM will be at the annual rate of 0.20% of each Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institution Series
Notes to Financial Statements -- Continued (Unaudited)
================================================================================

     For the six months ended October 31, 2002, FAM waived a portion of its fees amounting to $3,006,345 for the Government Fund and $811,425 for the Treasury Fund.

     FAM provides certain administrative services to the Premier Institutional Fund, Institutional Fund and Institutional Tax-Exempt Fund, for a fee at an annual rate of 0.10%, 0.15% and 0.15%, respectively, of average daily net assets.

     All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.

3. Shares of Beneficial Interest and Merger Information

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund ($.01 par value) and Institutional Tax-Exempt Fund ($.10 par value) of a single class.

     Transactions in shares at a constant net asset value of $1.00 per share were as follows:

                                             Period               Year
                                             Ended               Ended
                                           October 31,          April 30,
Premier Institutional Fund                    2002                2002
--------------------------              ---------------     ---------------
Shares sold .........................   240,116,050,530     411,224,205,679
Shares issued to shareholders in
  reinvestment of dividends .........       259,855,737         750,321,304
                                        ---------------     ---------------
  Total .............................   240,375,906,267     411,974,526,983
Shares redeemed .....................   238,739,089,915     393,268,630,288
                                        ---------------     ---------------
  Net increase ......................     1,636,816,352      18,705,896,695
                                        ===============     ===============

                                             Period               Year
                                             Ended               Ended
                                           October 31,          April 30,
Institutional Fund                            2002                2002
------------------                       --------------     ---------------
Shares sold ..........................   47,234,267,860     121,891,763,210
Shares issued to shareholders in
  reinvestment of dividends. .........       91,001,515         276,393,647
                                         --------------     ---------------
  Total ..............................   47,325,269,375     122,168,156,857
Shares redeemed ......................   47,794,630,953     120,151,127,034
                                         --------------     ---------------
  Net increase (decrease) ............     (469,361,578)      2,017,029,823
                                         ==============     ===============

                                              Period              Year
                                              Ended              Ended
                                            October 31,         April 30,
Government Fund                                2002               2002
---------------                          --------------      --------------
Shares sold .........................    22,835,889,467      31,033,329,559
Shares issued to shareholders in
  reinvestment of dividends .........        41,246,712          98,021,264
                                         --------------      --------------
  Total .............................    22,877,136,179      31,131,350,823
Shares redeemed .....................    21,468,391,794      29,313,079,212
                                         --------------      --------------
  Net increase ......................     1,408,744,385       1,818,271,611
                                         ==============      ==============

                                              Period              Year
                                              Ended              Ended
                                            October 31,         April 30,
Treasury Fund                                  2002               2002
-------------                             -------------       -------------
Shares sold .........................     1,820,463,805       4,509,809,671
Shares issued to shareholders in
  reinvestment of dividends .........         9,079,930          28,783,736
                                          -------------       -------------
  Total .............................     1,829,543,735       4,538,593,407
Shares redeemed .....................     1,546,903,199       4,520,019,223
                                          -------------       -------------
  Net increase ......................       282,640,536          18,574,184
                                          =============       =============


                                             Period               Year
                                             Ended               Ended
Institutional                              October 31,          April 30,
Tax-Exempt Fund                               2002                2002
---------------                          --------------      --------------
Shares sold .........................    10,301,071,424      13,710,184,444
Shares issued to shareholders in
  reinvestment of dividends .........        35,834,027          76,447,607
                                         --------------      --------------
  Total .............................    10,336,905,451      13,786,632,051
Shares redeemed .....................     8,722,229,532      12,461,290,804
                                         --------------      --------------
  Net increase ......................     1,614,675,919       1,325,341,247
                                         ==============      ==============

4. Distributions

The Funds declare dividends daily, pay dividends monthly and automatically reinvest such dividends in additional Fund shares at net asset value, unless shareholders request payment in cash. Dividends for the Premier Institutional, Institutional, Government and Treasury Funds are declared from the total net investment income plus or minus realized gains or losses, if any, on investments.

     Dividends for the Institutional Tax-Exempt Fund are declared from net investment income-excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually, after deducting

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institution Series
Notes to Financial Statements -- Continued (Unaudited)
================================================================================

prior years' loss carryovers. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

     At April 30, 2002, the Institutional Tax-Exempt Fund had net capital loss carryovers of $35,613 of which $31,823 expire in the year 2003 and $3,790 expire in 2007.

5. Trustees' Fees
Each Trustee who is not affiliated with the Trust or its adviser is paid an annual retainer fee of $40,000 plus an additional fee of $2,500 for each board meeting attended. Trustees' fees are allocated among the five series of the Trust based on the net assets under management.

6. Transfer of Assets
On January 14, 2002, the Premier Institutional, Institutional and Institutional Tax-Exempt Funds transferred net assets with a value of $43,644,470,766, $11,548,477,701, and $4,386,624,176 (substantially all of their investable assets) including unrealized appreciation of $61,157,652, $13,877,641, and $0, to the Master Premier Institutional Fund, Master Institutional Fund, and Master Institutional Tax Exempt Fund, respectively, in exchange for an interest in each respective Master Fund.

-----------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments
October 31, 2002 (Unaudited)
===========================================================================================================
                                                                     Interest      Maturity        Value
                 Face Amount                                           Rate*         Date         (Note 1a)
===========================================================================================================
U.S.            $ 140,000,000  Federal Home Loan Banks ............... 6.25 %      11/15/02    $ 140,131,140
Government        544,000,000  Federal Home Loan Banks ............... 6.38        11/15/02      544,314,097
Agency Issues --  325,000,000  Federal Home Loan Banks ............... 5.13        01/13/03      327,327,617
11.7%             100,000,000  Federal Home Loan Banks ............... 4.50        04/25/03      101,411,288
                   92,000,000  Federal Home Loan Banks ............... 6.88        08/15/03       95,953,783
                  350,000,000  Federal Home Loan Banks ............... 4.88        04/16/04      365,932,315
                   50,000,000  Federal Home Loan Mortgage Corp. ...... 4.75        03/15/03       50,597,945
                  150,000,000  Federal Home Loan Mortgage Corp. ...... 5.75        07/15/03      154,393,800
                   75,000,000  Federal Home Loan Mortgage Corp. ...... 3.25        12/15/03       76,454,100
                  100,000,000  Federal Home Loan Mortgage Corp. ...... 5.00        01/15/04      104,094,300
                  200,000,000  Federal Home Loan Mortgage Corp. ...... 3.75        04/15/04      205,866,000
                  175,000,000  Federal Home Loan Mortgage Corp. ...... 2.50        08/20/04      176,060,325
                   75,000,000  Federal Home Loan Mortgage Corp. ...... 2.50        08/27/04       75,464,318
                  125,000,000  Federal Home Loan Mortgage Corp. ...... 2.60        09/17/04      125,950,112
                  150,000,000  Federal National Mortgage Assoc. ...... 6.25        11/15/02      150,103,385
                  100,000,000  Federal National Mortgage Assoc. ...... 3.13        11/15/03      101,650,300
                   65,000,000  Federal National Mortgage Assoc. ...... 3.63        04/15/04       66,819,018
                  100,000,000  Federal National Mortgage Assoc. ...... 5.63        05/14/04      105,925,600
                  164,900,000  Federal National Mortgage Assoc. ...... 2.46        08/19/04      166,049,518
                  126,000,000  Federal National Mortgage Assoc. ...... 2.72        08/27/04      126,472,500
                  130,000,000  Federal National Mortgage Assoc. ...... 2.69        08/27/04      130,812,500
                  143,900,000  Federal National Mortgage Assoc. ...... 2.50        10/01/04      145,079,966
                   60,000,000  Federal National Mortgage Assoc. ...... 3.75        05/12/04       60,675,000
                  175,000,000  Federal National Mortgage Assoc. ...... 2.80        09/03/04      175,710,133
                  115,000,000  Federal National Mortgage Assoc. ...... 2.82        09/03/04      115,467,187
                   25,000,000  Federal National Mortgage Assoc. ...... 2.25        10/29/04       25,140,625
                  100,000,000  Federal National Mortgage Assoc. ...... 2.63        11/04/04      101,000,000
                   92,750,000  Federal National Mortgage Assoc. ...... 2.65        11/04/04       93,706,484
                  162,700,000  Federal National Mortgage Assoc. ...... 2.60        11/05/04      162,568,650
                1,249,000,000  Federal National Mortgage Assoc. D/N .. 1.65        12/31/02    1,245,752,475
                  125,000,000  Federal National Mortgage Assoc. D/N .. 1.67        12/31/02      124,674,988
------------------------------------------------------------------------------------------------------------
                               Total U.S. Government Agency Issues
                               (Cost $5,608,256,511) .................                         5,641,559,469
------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)
===========================================================================================================
                                                                          Interest  Maturity        Value
                   Face Amount                                              Rate*     Date        (Note 1a)
===========================================================================================================
U.S.             $  530,000,000  Federal Farm Credit Banks .............    1.69%   10/21/03   $  529,820,226
Government          160,000,000  Federal Farm Credit Banks .............    1.66    11/03/03      159,951,869
Agency Issues --    226,500,000  Federal Farm Credit Banks .............    1.66    11/14/03      226,406,289
Variable Rate --    100,000,000  Federal Farm Credit Banks .............    1.66    01/30/04       99,961,876
34.6%               100,000,000  Federal Farm Credit Banks .............    1.73    10/28/04       99,960,339
                    158,500,000  Federal Farm Credit Banks .............    1.77    11/04/04      158,500,000
                  1,100,000,000  Federal Home Loan Banks ...............    1.69    11/14/02    1,099,990,461
                    490,000,000  Federal Home Loan Banks ...............    1.65    02/03/03      489,944,158
                    300,000,000  Federal Home Loan Banks ...............    1.71    02/26/03      299,964,964
                    655,000,000  Federal Home Loan Banks ...............    1.67    03/06/03      654,883,591
                    375,000,000  Federal Home Loan Banks ...............    1.71    03/12/03      374,920,374
                    220,000,000  Federal Home Loan Banks ...............    1.68    03/14/03      219,952,482
                    650,000,000  Federal Home Loan Banks ...............    1.62    04/30/03      650,096,135
                    405,000,000  Federal Home Loan Banks ...............    1.65    06/17/03      404,823,254
                    350,000,000  Federal Home Loan Banks ...............    1.59    08/14/03      349,829,487
                    225,000,000  Federal Home Loan Banks ...............    1.67    09/15/03      224,902,284
                    281,100,000  Federal Home Loan Banks ...............    1.59    11/07/03      280,900,599
                    415,500,000  Federal Home Loan Banks ...............    1.64    12/04/03      415,273,674
                    255,000,000  Federal Home Loan Banks ...............    1.63    12/29/03      254,881,724
                    255,000,000  Federal Home Loan Banks ...............    1.63    01/02/04      254,963,280
                    625,000,000  Federal Home Loan Mortgage Corp. ......    1.63    09/04/03      624,656,617
                    825,000,000  Federal National Mortgage Assoc. ......    1.71    12/06/02      824,975,283
                    400,000,000  Federal National Mortgage Assoc. ......    1.73    12/18/02      399,987,546
                    300,000,000  Federal National Mortgage Assoc. ......    1.73    12/23/02      299,980,291
                    750,000,000  Federal National Mortgage Assoc. ......    1.73    12/27/02      749,947,030
                    500,000,000  Federal National Mortgage Assoc. ......    1.78    02/03/03      500,000,000
                    250,000,000  Federal National Mortgage Assoc. ......    1.74    02/19/03      249,975,539
                    200,000,000  Federal National Mortgage Assoc. ......    1.69    02/20/03      199,982,087
                    800,000,000  Federal National Mortgage Assoc. ......    1.65    06/16/03      799,602,131
                    540,000,000  Federal National Mortgage Assoc. ......    1.64    08/01/03      539,677,728
                    680,000,000  Federal National Mortgage Assoc. ......    1.64    12/03/03      679,763,489

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)
===================================================================================================================
                                                                              Interest  Maturity          Value
                  Face Amount                                                   Rate*      Date         (Note 1a)
===================================================================================================================
U.S.             $1,154,000,000   Federal National Mortgage Assoc. ..........    1.82%   01/14/04   $ 1,154,000,000
Government          450,000,000   Federal National Mortgage Assoc. ..........    1.70    01/22/04       449,793,574
Agency Issues --    529,000,000   Student Loan Marketing Assoc. .............    2.06    12/06/02       528,990,097
Variable Rate       350,000,000   Student Loan Marketing Assoc. .............    2.06    06/20/03       349,978,547
(continued)       1,000,000,000   Student Loan Marketing Assoc. .............    1.67    10/27/03     1,000,062,900
-------------------------------------------------------------------------------------------------------------------
                                  Total U.S. Government Agency
                                  Issues -- Variable Rate
                                  (Cost $16,600,459,078) ....................                        16,601,299,925
-------------------------------------------------------------------------------------------------------------------
Certificates of      70,000,000   Citibank NA, New York .....................    1.77    12/19/02        70,000,000
Deposit -- 0.5%     147,000,000   First Tennessee Bank, N.A. ................    1.85    12/30/02       147,000,000
-------------------------------------------------------------------------------------------------------------------
                                  Total Certificates of Deposit
                                  (Cost $217,000,000) .......................                           217,000,000
-------------------------------------------------------------------------------------------------------------------
Euro Certificates   230,000,000   Bank of Nova Scotia, London ...............    2.01    12/31/02       230,147,614
of Deposit --       100,000,000   Barclays Bank PLC, London .................    1.78    11/18/02       100,000,227
1.9%                178,000,000   Barclays Bank PLC, London .................    1.77    12/18/02       177,999,940
                     30,000,000   BNP Paribas ...............................    2.17    11/04/02        29,999,906
                    100,000,000   KBC Bank, NV ..............................    1.91    12/20/02       100,001,253
                    200,000,000   Lloyds TSB Bank PLC .......................    2.01    12/31/02       200,128,360
                     75,000,000   National Australia Bank Limited,
                                  London ....................................    2.17    11/04/02        74,999,765
-------------------------------------------------------------------------------------------------------------------
                                  Total Euro Certificates of Deposit
                                  (Cost $913,008,176) .......................                           913,277,065
-------------------------------------------------------------------------------------------------------------------
Yankee               61,000,000   ABN AMRO Bank N.V., Chicago ...............    2.28    11/29/02        61,001,438
Certificates of     140,000,000   ABN AMRO Bank N.V., Chicago ...............    2.53    12/20/02       139,987,026
Deposit -- 4.0%     150,000,000   ABN AMRO Bank N.V., Chicago ...............    2.60    01/07/03       150,270,660
                     87,000,000   Bank of Nova Scotia, NY ...................    2.11    11/15/02        86,983,603
                    150,000,000   BNP Paribas, Chicago ......................    2.43    02/03/03       150,320,430
                     90,000,000   Canadian Imperial Bank of
                                    Commerce, NY ............................    2.73    12/27/02        90,000,000
                    300,000,000   Deutche Bank AG, NY .......................    2.01    12/31/02       300,192,870
                     75,000,000   Merita Bank PLC, NY .......................    2.35    12/27/02        75,001,140
                     40,000,000   Rabobank Nederland N.V., NY ...............    2.39    01/29/03        40,076,680
                     65,000,000   Rabobank Nederland N.V., NY ...............    2.29    02/11/03        65,126,705

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)
==============================================================================================================
                                                                        Interest   Maturity         Value
                  Face Amount                                             Rate*       Date         (Note 1a)
==============================================================================================================
Yankee           $ 30,000,000  Svenska Handelsbanken AB, NY ............  2.55%      11/25/02   $   29,999,791
Certificates      151,500,000   Svenska Handelsbanken AB, NY ...........  1.76       01/17/03      151,554,464
of Deposit         75,000,000   Svenska Handelsbanken AB, NY ...........  2.50       06/13/03       75,441,458
(continued)       138,000,000   Toronto-Dominion Bank, NY ..............  2.34       12/17/02      138,005,967
                   94,000,000   Toronto-Dominion Bank, NY ..............  2.30       12/31/02       94,102,469
                  250,000,000   UBS AG, Stamford .......................  2.56       11/29/02      250,000,000
--------------------------------------------------------------------------------------------------------------
                               Total Yankee Certificates of Deposit
                               (Cost $1,896,487,033) ..................                          1,898,064,701
--------------------------------------------------------------------------------------------------------------
Yankee            275,000,000  Abbey National Treasury Services
Certificates                     PLC, NY ..............................   1.73       04/28/03      274,925,988
of Deposit --     200,000,000  Abbey National Treasury Services
Variable                         PLC, NY ..............................   1.71       06/05/03      199,952,658
Rate -- 6.7%      180,000,000  Banco Bilbao Vizcaya Argentaria
                  180,000,000  Banco Bilbao Vizcaya Argentaria
                                 S.A., NY .............................   1.68       04/02/03      180,095,958
                  182,500,000  Bank of Nova Scotia, Portland ..........   1.74       04/28/03      182,455,353
                   75,000,000  Bank of Scotland, NY ...................   1.70       06/30/03       74,975,128
                   50,000,000  Bayerische Hypo-und Vereinsbank
                                 AG, NY ...............................   1.73       04/15/03       49,972,454
                  210,000,000  Canadian Imperial Bank of
                                 Commerce, NY .........................   1.75       03/27/03      209,962,200
                  125,000,000  Canadian Imperial Bank of
                                 Commerce, NY .........................   1.72       06/05/03      124,970,411
                  250,000,000  Credit Agricole Indosuez, NY ...........   1.71       03/31/03      249,953,634
                  400,000,000  Deutche Bank AG, NY ....................   1.80       03/24/03      399,905,441
                  225,000,000  Dexia Bank Belgique, NY ................   1.74       03/24/03      224,955,674
                  300,000,000  Rabobank Nederland N.V., NY ............   1.73       03/25/03      299,928,572
                  105,000,000  Royal Bank of Canada, NY ...............   1.73       03/25/03      104,975,000
                  375,000,000  Societe Generale, NY ...................   1.75       03/24/03      374,937,213
                  105,000,000  Svenska Handelsbanken AB, NY ...........   1.75       04/28/03      104,974,313
                  150,000,000  Swedbank ...............................   1.79       09/29/03      149,957,935
--------------------------------------------------------------------------------------------------------------
                          Total Yankee Certificates of
                          Deposit -- Variable Rate
                          (Cost $3,206,756,954) .......................                          3,206,897,932
--------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)
==============================================================================================================
                                                                        Interest     Maturity         Value
                  Face Amount                                             Rate*        Date         (Note 1a)
==============================================================================================================
Time             $100,000,000  Credit Suisse First Boston, Cayman ......  1.84%      11/01/02   $  100,000,000
Deposits --       400,000,000  National City Bank Ohio, Cayman .........  1.82       11/01/02      400,000,000
2.9%               85,000,000  State Street Bank & Trust Co.,
                                 Cayman ................................  1.81       11/01/02       85,000,000
                  222,869,000  SunTrust Banks, Inc. Cayman .............  1.81       11/01/02      222,869,000
                  600,000,000  UBS AG, Cayman ..........................  1.88       11/01/02      600,000,000
--------------------------------------------------------------------------------------------------------------
                               Total Time Deposits
                               (Cost $1,407,869,000) ...................                         1,407,869,000
--------------------------------------------------------------------------------------------------------------
Bank Notes --      30,000,000   National City Bank, Indiana ............  1.84       05/23/03       30,016,735
Variable           75,000,000   National City Bank, Ohio ...............  1.93       12/20/02       75,015,110
Rate -- 0.2%
--------------------------------------------------------------------------------------------------------------
                               Total Bank Notes -- Variable Rate
                               (Cost $105,031,845) .....................                           105,031,845
--------------------------------------------------------------------------------------------------------------
Corporate         163,350,000  Wal-Mart Stores Inc. ....................  4.88       06/01/03      167,049,878
Notes -- 0.5%      60,023,656  WFS Financial 2002-2 Owner Trust ........  1.94       05/20/03       60,041,574
--------------------------------------------------------------------------------------------------------------
                               Total Corporate Notes
                               (Cost $225,522,627) .....................                           227,091,452
--------------------------------------------------------------------------------------------------------------
Corporate Notes    50,000,000  American Honda Finance Corp. ............  1.74       08/08/03       49,997,895
Variable           84,000,000  Associates Corp. of North America .......  1.86       06/26/03       84,003,688
Rate -- 2.7%      400,000,000  General Electric Capital Corp. ..........  1.77       12/19/02      400,000,000
                  200,000,000  General Electric Capital Corp. ..........  1.85       11/18/03      199,989,600
                   19,000,000  Goldman Sachs Group Inc. ................  2.03       01/17/03       19,013,224
                   15,000,000  Goldman Sachs Group Inc. ................  2.03       11/10/03       15,000,000
                  205,500,000  Holmes Financing (NO. 6) PLC ............  1.72       10/15/03      205,500,000
                  100,000,000  Household Finance Corp. .................  1.87       02/14/03       97,982,790
                   50,000,000  Morgan Stanley Dean Witter & Co. ........  1.90       11/14/03       49,978,195
                   75,000,000  Northern Rock PLC .......................  1.75       02/14/03       75,012,443
                  100,000,000  Northern Rock PLC .......................  1.82       02/14/03      100,019,900
--------------------------------------------------------------------------------------------------------------
                               Total Corporate Notes -- Variable
                               Rate (Cost $1,298,508,970) ..............                         1,296,497,735
--------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)
==============================================================================================================
                                                                            Interest  Maturity        Value
                  Face                             Amount                     Rate*     Date        (Note 1a)
==============================================================================================================
Extendable       $ 30,000,000  Citibank Credit Card Issuance Trust .......    1.78%   11/22/02   $ 29,968,850
Commercial        150,000,000  Citibank Credit Card Issuance Trust .......    1.77    12/20/02    149,638,625
Notes -- 2.0%     100,000,000  Citibank Credit Card Issuance Trust .......    1.79    12/20/02     99,756,361
                  187,800,000  Discover Card Master Trust,
                                 1-2000A .................................    1.77    11/06/02    187,753,832
                   15,748,000  MBNA Master Credit Card Trust II ..........    1.73    11/04/02     15,745,730
                   97,900,000  MBNA Master Credit Card Trust II ..........    1.78    11/19/02     97,812,869
                  186,352,000  MBNA Master Credit Card Trust II ..........    1.77    11/26/02    186,122,942
                  100,000,000  Motown Notes Program,
                                 Series 2002-1 ...........................    1.78    11/13/02     99,940,667
                  100,000,000  Motown Notes Program,
                                 Series 2002-1 ...........................    1.75    12/13/02     99,795,833
--------------------------------------------------------------------------------------------------------------
                               Total Extendable Commercial Notes
                               (Cost $966,535,709)........................                        966,535,709
--------------------------------------------------------------------------------------------------------------
Master Notes --    75,000,000  Allstate Life Insurance Co. ...............    1.93    01/24/03     75,000,000
Variable           55,000,000  Allstate Life Insurance Co. ...............    1.90    04/16/03     55,000,000
Rate -- 3.3%       50,000,000  GE Life and Annuity Assurance Co. .........    1.88    11/01/02     50,000,000
                   50,000,000  GE Life and Annuity Assurance Co. .........    1.87    10/01/03     50,000,000
                   50,000,000  GE Life and Annuity Assurance Co. .........    1.80    11/03/03     50,000,000
                  100,000,000  Hartford Life Insurance Co. ...............    1.87    05/01/03    100,000,000
                   40,000,000  Jackson National Life Insurance Co. .......    1.90    05/01/03     40,000,000
                  250,000,000  J. P. Morgan Chase & Co. ..................    1.74    06/05/03    250,000,000
                  210,000,000  Metropolitan Life Insurance
                                 Company .................................    1.89    09/02/03    210,000,000
                   60,000,000  Monumental Life Insurance Co. .............    1.97    02/14/03     60,000,000
                   90,000,000  Monumental Life Insurance Co. .............    1.98    11/24/03     90,000,000
                  100,000,000  New York Life Insurance Company ...........    1.85    05/30/03    100,000,000
                  136,000,000  New York Life Insurance Company ...........    1.93    10/21/03    136,000,000
                   10,000,000  Pacific Life Insurance Co. ................    1.90    06/02/03     10,000,000
                   10,000,000  Pacific Life Insurance Co. ................    1.90    10/01/03     10,000,000
                  100,000,000  Security Life of Denver Insurance Co.......    1.93    12/27/02     60,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)
=============================================================================================================
                                                                           Interest  Maturity         Value
                  Face Amount                                                Rate*     Date         (Note 1a)
=============================================================================================================
Master Notes --  $100,000,000  Security Life of Denver Insurance Co.         1.87%   01/17/03   $  100,000,000
Variable Rate     100,000,000  Security Life of Denver Insurance Co.         1.88    02/27/03      100,000,000
(continued)        30,000,000  Travelers Insurance Company (The) ........    1.88    03/03/03       30,000,000
--------------------------------------------------------------------------------------------------------------
                               Total Master Notes -- Variable Rate
                               (Cost $1,576,000,000) ....................                        1,576,000,000
--------------------------------------------------------------------------------------------------------------
Commercial         20,000,000  American Honda Finance Corp. .............    1.71    01/17/03       19,930,700
Paper -- 19.1%    175,000,000  Amsterdam Funding Corp. ..................    1.76    11/07/02      174,948,667
                   75,000,000  Amsterdam Funding Corp. ..................    1.76    11/08/02       74,974,333
                   50,000,000  Amsterdam Funding Corp. ..................    1.77    11/15/02       49,965,583
                  150,000,000  Aspen Funding Corporation ................    1.79    11/06/02      149,962,708
                   29,293,000  Asset Portfolio Funding Corporation ......    1.78    11/18/02       29,268,378
                  195,000,000  Asset Portfolio Funding Corporation ......    1.76    12/20/02      194,532,867
                   44,860,000  Asset Securitization Coop Corp. ..........    1.75    11/05/02       44,851,277
                  150,000,000  Asset Securitization Coop Corp. ..........    1.75    11/14/02      149,905,208
                  125,000,000  Asset Securitization Coop Corp. ..........    1.77    11/21/02      124,877,083
                   63,000,000  Barton Capital Corporation ...............    1.75    11/13/02       62,963,250
                   80,806,000  Barton Capital Corporation ...............    1.77    11/21/02       80,726,541
                   54,080,000  Bavaria TRR Corp. ........................    1.77    11/08/02       54,061,387
                   50,000,000  Blue Ridge Asset Funding Corp. ...........    1.76    11/07/02       49,985,333
                  100,000,000  Blue Ridge Asset Funding Corp. ...........    1.75    11/13/02       99,941,667
                   57,000,000  CC (USA) Inc. (Centauri) .................    1.77    11/19/02       56,949,555
                   14,000,000  CIT Group Inc. ...........................    1.80    11/22/02       13,985,300
                   30,000,000  CIT Group Inc. ...........................    1.80    11/25/02       29,964,000
                   46,000,000  CIT Group Inc. ...........................    1.80    12/04/02       45,924,100
                  100,000,000  CIT Group Inc. ...........................    1.84    01/21/03       99,635,500
                  100,000,000  CIT Group Inc. ...........................    1.84    01/22/03       99,631,000
                   50,000,000  CIT Group Inc. ...........................    1.84    01/23/03       49,813,250
                   60,000,000  CIT Group Inc. ...........................    1.81    01/27/03       59,765,106
                   85,000,000  Clipper Receivables Corp. ................    1.78    11/19/02       84,924,350
                   65,000,000  Clipper Receivables Corp. ................    1.73    12/16/02       64,859,438
                   49,000,000  Comision Federal de Electricidad (CFE) ...    1.83    11/08/02       48,982,564
                   50,000,000  Corporate Asset Funding Co., Inc. ........    1.75    11/05/02       49,990,278
                   46,000,000  Corporate Asset Funding Co., Inc. ........    1.77    11/18/02       45,961,552
                  100,000,000  Corporate Receivables Corp. ..............    1.77    11/14/02       99,936,083

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)
=============================================================================================================
                                                                            Interest  Maturity        Value
                  Face Amount                                                 Rate*     Date        (Note 1a)
=============================================================================================================
Commercial       $100,000,000  Corporate Receivables Corp. .................  1.77%   11/15/02   $ 99,931,167
Paper             100,000,000  Countrywide Home Loans Inc. .................  1.76    12/31/02     99,725,010
(continued)        50,000,000  CXC LLC .....................................  1.77    11/19/02     49,955,750
                   30,867,000  CXC LLC .....................................  1.77    11/25/02     30,830,577
                  101,138,000  Delaware Funding Corp. ......................  1.76    11/07/02    101,108,333
                   40,000,000  Delaware Funding Corp. ......................  1.76    11/08/02     39,986,311
                  350,000,000  Delaware Funding Corp. ......................  1.78    11/22/02    349,636,583
                  100,376,000  Delaware Funding Corp. ......................  1.72    01/13/03    100,046,255
                   50,000,000  Den norske Bank ASA .........................  1.80    12/19/02     49,880,000
                   41,000,000  Dorada Finance Inc. .........................  1.78    11/22/02     40,957,428
                   59,900,000  Dorada Finance Inc. .........................  1.77    02/10/03     59,629,557
                  100,000,000  Edison Asset Securitization LLC .............  1.81    11/01/02    100,000,000
                  250,000,000  Edison Asset Securitization LLC .............  1.76    11/12/02    249,865,556
                  150,000,000  Edison Asset Securitization LLC .............  1.79    11/19/02    149,865,750
                  138,000,000  Edison Asset Securitization LLC .............  1.75    11/21/02    137,865,833
                   62,000,000  Edison Asset Securitization LLC .............  1.77    12/23/02     61,841,487
                  100,000,000  Eureka Securitization Inc. ..................  1.76    11/07/02     99,970,667
                   98,150,000  Eureka Securitization Inc. ..................  1.80    01/17/03     97,809,910
                  300,000,000  Falcon Asset Securitization .................  1.76    11/08/02    299,897,333
                  100,000,000  FCAR Owner Trust ............................  1.81    12/19/02     99,758,667
                   50,000,000  FCAR Owner Trust ............................  1.80    12/19/02     49,880,000
                   68,000,000  FCAR Owner Trust ............................  1.77    12/20/02     67,836,177
                   66,922,000  Fleet Funding Corporation ...................  1.75    11/12/02     66,886,215
                  180,000,000  Forrestal Funding Master Trust ..............  1.77    11/01/02    180,000,000
                   97,112,000  Forrestal Funding Master Trust ..............  1.75    11/22/02     97,012,865
                  300,000,000  General Electric Capital Corp. ..............  1.76    12/24/02    299,222,667
                   93,000,000  Giro Funding U.S. Corporation ...............  1.76    11/12/02     92,949,987
                   57,000,000  Giro Funding U.S. Corporation ...............  1.73    12/16/02     56,876,737
                   45,000,000  Grampian Funding Limited ....................  1.77    11/14/02     44,971,238
                   74,000,000  Grampian Funding Limited ....................  1.79    12/13/02     73,845,463
                   31,000,000  Grampian Funding Limited ....................  1.77    12/17/02     30,929,888
                  250,000,000  Greyhawk Funding LLC ........................  1.77    11/19/02    249,778,750
                  175,000,000  Jupiter Securitization Corporation ..........  1.76    11/08/02    174,940,111
                   61,000,000  K2 (USA) LLC ................................  1.77    02/06/03     60,734,790
                   19,698,000  Kitty Hawk Funding Corp. ....................  1.77    11/12/02     19,687,347

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)
==============================================================================================================
                                                                            Interest  Maturity        Value
                  Face Amount                                                 Rate*     Date        (Note 1a)
==============================================================================================================
Commercial       $125,000,000  Kitty Hawk Funding Corp. .................     1.77%   11/20/02    $124,883,229
Paper              47,811,000  Kitty Hawk Funding Corp. .................     1.77    12/16/02      47,705,218
(continued)        96,726,000  Long Lane Master Trust IV ................     1.80    11/19/02      96,638,947
                   65,000,000  Mont Blanc Capital Corp. .................     1.77    11/20/02      64,939,279
                  100,000,000  Mont Blanc Capital Corp. .................     1.80    01/22/03      99,631,000
                  100,000,000  Moriarty LLC .............................     1.77    11/26/02      99,877,083
                  100,000,000  Moriarty LLC .............................     1.81    01/21/03      99,635,500
                  200,000,000  Motown Notes Program,
                                 Series 2002-1 ..........................     1.78    11/15/02     199,861,556
                   78,755,000  Nordea North America Inc. ................     1.75    11/04/02      78,743,515
                   60,097,000  Park Avenue Receivables Corp. ............     1.76    11/12/02      60,064,681
                   27,906,000  Park Avenue Receivables Corp. ............     1.77    11/15/02      27,886,791
                   95,000,000  Park Avenue Receivables Corp. ............     1.76    11/21/02      94,907,111
                   90,000,000  Park Avenue Receivables Corp. ............     1.78    11/27/02      89,884,300
                   98,500,000  PB Finance (Delaware) Inc. ...............     1.73    12/30/02      98,220,725
                  100,000,000  Pennine Funding LLC. .....................     1.77    11/20/02      99,906,583
                   94,000,000  Pennine Funding LLC. .....................     1.78    12/20/02      93,772,259
                   24,600,000  Preferred Receivables Funding Corp. ......     1.77    11/18/02      24,579,438
                  148,000,000  Preferred Receivables Funding Corp. ......     1.77    11/19/02     147,869,020
                  132,680,000  Sheffield Receivables Corp. ..............     1.76    11/07/02     132,641,081
                   80,000,000  Sheffield Receivables Corp. ..............     1.76    11/08/02      79,972,622
                   21,625,000  Sheffield Receivables Corp. ..............     1.78    11/18/02      21,606,823
                  100,000,000  Sigma Finance Inc. .......................     1.75    11/08/02      99,965,972
                   30,500,000  Spintab AB ...............................     1.76    12/11/02      30,440,356
                  156,500,000  Spintab AB ...............................     1.70    01/22/03     155,922,515
                   35,154,000  Thunder Bay Funding Corp. ................     1.76    11/12/02      35,135,095
                   34,000,000  Thunder Bay Funding Corp. ................     1.78    11/18/02      33,971,421
                  113,632,000  Thunder Bay Funding Corp. ................     1.78    11/20/02     113,525,249
                   35,281,000  Thunder Bay Funding Corp. ................     1.77    12/16/02      35,202,941
                   49,688,000  Thunder Bay Funding Corp. ................     1.73    01/15/03      49,520,308
                  154,000,000  Tulip Funding Corp. ......................     1.79    11/01/02     154,000,000
                   65,000,000  Tulip Funding Corp. ......................     1.77    11/25/02      64,923,300
                   30,290,000  Tulip Funding Corp. ......................     1.77    02/03/03      30,162,128
                   43,057,000  Variable Funding Capital Corp. ...........     1.75    11/06/02      43,046,535
                  150,000,000  Variable Funding Capital Corp. ...........     1.76    11/08/02     149,948,667

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)
===============================================================================================================
                                                                            Interest  Maturity         Value
                   Face Amount                                                Rate*     Date         (Note 1a)
===============================================================================================================
Commercial       $ 50,000,000  Variable Funding Capital Corp. ..........      1.78%   11/15/02   $   49,965,389
Paper              50,000,000  Variable Funding Capital Corp. ..........      1.72    12/10/02       49,906,833
(continued)        30,000,000  Windmill Funding Corp. ..................      1.75    11/08/02       29,989,792
                   95,000,000  Windmill Funding Corp. ..................      1.78    11/15/02       94,934,239
---------------------------------------------------------------------------------------------------------------
                               Total Commercial Paper
                               (Cost $9,198,698,450) ...................                          9,199,118,968
---------------------------------------------------------------------------------------------------------------
Commercial        200,000,000  Goldman Sachs Group Inc. ................      1.76    10/09/03      200,000,000
Paper --          100,000,000  Goldman Sachs Group Inc. ................      1.80    10/10/03      100,000,000
Variable Rate --  150,000,000  Montauk Funding Corporation .............      1.80    01/15/03      150,000,000
1.9%               70,000,000  Morgan Stanley Dean Witter & Co. ........      1.96    04/15/03      170,000,000
                  200,000,000  Sigma Finance Inc. ......................      1.76    12/09/02      200,000,000
                  170,000,000  Saloman Smith Barney Holdings Inc. ......      1.77    05/08/03      100,000,000
---------------------------------------------------------------------------------------------------------------
                               Total Commercial Paper --
                               Variable Rate
                               (Cost $920,000,000) .....................                            920,000,000
---------------------------------------------------------------------------------------------------------------
Repurchase        600,000,000  Deutsche Bank Securities Inc.,
Agreements**                     purchased on 10/31/02 .................      1.92    11/01/02      600,000,000
-- 8.6%           400,000,000  Deutsche Bank Securities Inc.,
                                purchased on 10/31/02 ..................      1.94    11/01/02      400,000,000
                  100,000,000  Deutsche Bank Securities Inc.,
                                purchased on 10/31/02 ..................      2.01    11/01/02      100,000,000
                  450,000,000  Goldman Sachs & Company,
                                purchased on 10/31/02 ..................      1.88    11/01/02      450,000,000
                  245,000,000  Goldman Sachs & Company,
                                purchased on 10/31/02 ..................      1.93    11/01/02      245,000,000
                   50,000,000  Goldman Sachs & Company,
                                purchased on 10/31/02 ..................      2.04    11/01/02       50,000,000
                  800,000,000  J.P. Morgan Securities Inc.,
                                purchased on 10/31/02 ..................      1.92    11/01/02      800,000,000
                  500,000,000  J.P. Morgan Securities Inc.,
                                purchased on 10/31/02 ..................      2.02    11/01/02      500,000,000

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)
================================================================================================================
                                                                           Interest     Maturity        Value
                  Face Amount                                                Rate*        Date        (Note 1a)
================================================================================================================
Repurchase       $200,000,000  Salomon Smith Barney Inc.,
Agreements**                     purchased on 10/31/02 ...............        2.00%     11/01/02 $   200,000,000
(continued)       800,000,000  UBS Warburg LLC,
                                 purchased on 10/31/02 ...............        1.92      11/01/02     800,000,000
----------------------------------------------------------------------------------------------------------------
                               Total Repurchase Agreements
                               (Cost $4,145,000,000) ...............                               4,145,000,000
----------------------------------------------------------------------------------------------------------------
Municipal         335,000,000  California State Revenue Anticipation
Obligations --                 Note ................................          1.79      06/20/03     335,000,000
0.7%
---------------------------------------------------------------------------------------------------------------
                               Total Municipal Obligations
                               (Cost $335,000,000) .................                                 335,000,000
---------------------------------------------------------------------------------------------------------------
                               Total Investments -- 101.3%
                               (Cost $48,620,134,354) ..............                              48,656,243,801
---------------------------------------------------------------------------------------------------------------
                               Liabilities in Excess of Other
                               Assets -- (1.3)% ....................                                (608,817,806)
---------------------------------------------------------------------------------------------------------------
                               Net Assets -- 100.0% ................                             $48,047,425,995
================================================================================================================

     Note--Costs for federal income tax purposes are the same as those shown above. At October 31, 2002, net unrealized appreciation amounted to $36,109,447 and is comprised of $36,551,858 in appreciation and $442,411 in depreciation.

* Commercial Paper and Some U.S. Government Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at October 31, 2002. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

** Repurchase Agreements are fully collaterized by U.S. Government and Agency Obligations.
     D/N--Discount Notes

See Notes to Financial Statements.

------------------------------------------------------------------------------------------
Master Premier Institutional Fund
Statement of Assets and Liabilities
October 31, 2002 (Unaudited)
==========================================================================================
Assets:
Total investments at value (identified cost $48,620,134,354) (Note 1a)    $48,656,243,801
Cash .................................................................         29,008,654
Loan income receivable ...............................................             43,205
Interest receivable ..................................................        133,856,805
                                                                          ---------------
   Total assets ......................................................     48,819,152,465
                                                                          ---------------
Liabilities:
Advisory fee payable (Note 2) ........................................          2,241,966
Payable for investments purchased ....................................        769,318,650
Accrued expenses .....................................................            165,854
                                                                          ---------------
   Total liabilities .................................................        771,726,470
                                                                          ---------------
Net Assets applicable to investors' interests ........................    $48,047,425,995
                                                                          ===============
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals ..............    $48,011,316,548
Net unrealized appreciation ..........................................         36,109,447
                                                                          ---------------
Total ................................................................    $48,047,425,995
                                                                          ===============
------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Master Premier Institutional Fund
Statement of Operations
For the Six Months Ended October 31, 2002 (Unaudited)
=====================================================================================
Investment Income:
Interest and discount earned ......................................      $477,741,033
Securities lending income (Note 1f) ...............................           319,179
                                                                         ------------
   Total income ...................................................       478,060,212
                                                                         ------------
Expenses:
Investment advisory fee (Note 2) ..................................        12,039,706
Accounting and custodian services .................................           496,050
Dividend and transfer agency fees .................................            15,005
                                                                         ------------
   Total expense ..................................................        12,550,761
                                                                         ------------
   Net investment income ..........................................       465,509,451
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions ......   $ 4,242,341
Net unrealized appreciation of investments ..........    10,305,554
                                                         -----------
   Net realized and unrealized gain from investments ..............        14,547,895
                                                                         ------------
Net Increase in Net Assets Resulting From Operations ..............      $480,057,346
                                                                         ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund                                           For the Six Months      For the Period
Statement of Changes in Net Assets (Unaudited)                                    Ended            January 14, 2002*
                                                                             October 31, 2002      to April 30, 2002
====================================================================================================================
Increase in Net assets:
Operations:
Net investment income ..................................................    $     465,509,451      $   268,178,499
Net realized gain from investment transactions .........................            4,242,341              524,966
Net unrealized appreciation (depreciation) of investments ..............           10,305,554          (35,353,758)
                                                                            -----------------      ---------------
Net increase in net assets resulting from operations ...................          480,057,346          233,349,707
                                                                            -----------------      ---------------
Capital Transactions:
Assets contributed by Merrill Lynch Premier Institutional Fund (Note 3)                             43,644,470,766
Contributions from feeders .............................................       51,005,800,127        2,713,462,743
Withdrawals from feeders ...............................................      (49,840,086,061)        (189,662,967)
                                                                            -----------------      ---------------
Net increase in net assets from capital transactions ...................        1,165,714,066       46,168,270,542
                                                                            -----------------      ---------------
Net increase in net assets .............................................        1,645,771,412       46,401,620,249
Net Assets:
Beginning of period ....................................................       46,401,654,583               34,334
                                                                            -----------------      ---------------
End of period ..........................................................    $  48,047,425,995      $46,401,654,583
                                                                            =================      ===============
--------------------------------------------------------------------------------------------------------------------
Master Premier Institutional Fund                                           For the Six Months      For the Period
Supplementary Data (Unaudited)                                                   Ended             January 14, 2002*
                                                                             October 31, 2002      to April 30, 2002
====================================================================================================================
Ratio of expenses to average net assets .........................                         .05%(1)              .05%(1)
Ratio of net investment income, including realized and unrealized
 gains losses, to average net assets ............................                        1.99%(1)             1.79%(1)
Net Assets, end of period (000) .................................                 $48,047,426          $46,401,655

(1) On an annualized basis
*  Commencement of Operations

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments
October 31, 2002 (Unaudited)
==============================================================================================================
                                                                     Interest      Maturity         Value
                  Face                        Amount                   Rate*         Date         (Note 1a)
==============================================================================================================
U.S. Government  $200,000,000  Federal Home Loan Banks ............... 6.38%       11/15/02   $  200,132,720
Agency Issues --   30,000,000  Federal Home Loan Banks ............... 5.13        01/13/03       30,211,797
13.7%              50,000,000  Federal Home Loan Banks ............... 4.50        04/25/03       50,708,844
                   50,000,000  Federal Home Loan Banks ............... 4.50        04/25/03       50,708,844
                   10,000,000  Federal Home Loan Banks ............... 4.50        07/07/03       10,199,399
                   50,000,000  Federal Home Loan Banks ............... 5.75        07/15/03       51,464,895
                   50,000,000  Federal Home Loan Banks ............... 4.88        04/16/04       52,236,595
                  115,000,000  Federal Home Loan Mortgage Corp. ...... 4.50        06/15/03      117,094,483
                  100,000,000  Federal Home Loan Mortgage Corp. ...... 5.00        01/15/04      104,022,890
                   25,000,000  Federal Home Loan Mortgage Corp. ...... 3.75        04/15/04       25,713,822
                   25,000,000  Federal Home Loan Mortgage Corp. ...... 2.50        08/20/04       25,139,447
                   50,000,000  Federal Home Loan Mortgage Corp. ...... 2.50        08/27/04       50,285,500
                   25,000,000  Federal Home Loan Mortgage Corp. ...... 2.60        09/17/04       25,181,247
                   25,000,000  Federal Home Loan Mortgage Corp. ...... 2.60        11/05/04       24,975,000
                   80,000,000  Federal National Mortgage Assoc. ...... 5.75        04/15/03       81,518,392
                   50,000,000  Federal National Mortgage Assoc. ...... 4.13        08/15/03       51,000,695
                   25,000,000  Federal National Mortgage Assoc. ...... 4.00        08/15/03       25,479,923
                   35,000,000  Federal National Mortgage Assoc. ...... 3.13        11/15/03       35,554,785
                   30,000,000  Federal National Mortgage Assoc. ...... 3.63        04/15/04       30,808,467
                   15,000,000  Federal National Mortgage Assoc. ...... 3.75        05/12/04       15,164,063
                   25,000,000  Federal National Mortgage Assoc. ...... 2.46        08/19/04       25,162,773
                   50,000,000  Federal National Mortgage Assoc. ...... 2.72        08/27/04       50,171,875
                   25,000,000  Federal National Mortgage Assoc. ...... 2.69        08/27/04       25,148,438
                   35,000,000  Federal National Mortgage Assoc. ...... 2.82        09/03/04       35,142,188
                   25,000,000  Federal National Mortgage Assoc. ...... 2.50        10/01/04       25,191,948
                   30,000,000  Federal National Mortgage Assoc. ...... 2.65        11/04/04       30,000,000
                   30,000,000  Federal National Mortgage Assoc. ...... 2.63        11/04/04       30,000,000
                   20,000,000  Federal National Mortgage Assoc. ...... 2.60        11/05/04       19,990,000
                  400,522,000  Federal National Mortgage Assoc. D/N .. 1.65        12/31/02      399,449,803
                   50,000,000  Federal National Mortgage Assoc. D/N .. 1.67        12/31/02       49,866,150
--------------------------------------------------------------------------------------------------------------
                               Total U.S. Government Agency Issues
                               (Cost $1,688,432,301) .................                         1,697,016,139
--------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)
==============================================================================================================
                                                                      Interest     Maturity         Value
                  Face Amount                                           Rate*        Date         (Note 1a)
==============================================================================================================
U.S. Government  $ 40,000,000  Federal Farm Credit Banks .............. 1.66%      11/03/03    $  39,987,967
Agency Issues --   65,000,000  Federal Farm Credit Banks .............  1.66       11/14/03       64,973,107
Variable           40,000,000  Federal Farm Credit Banks .............  1.77       11/04/04       40,000,000
Rate -- 36.3%     400,000,000  Federal Home Loan Banks ...............  1.69       11/14/02      399,996,531
                  150,000,000  Federal Home Loan Banks ...............  1.65       02/03/03      149,982,905
                  100,000,000  Federal Home Loan Banks ...............  1.71       02/26/03       99,988,321
                  200,000,000  Federal Home Loan Banks ...............  1.67       03/06/03      199,964,455
                  125,000,000  Federal Home Loan Banks ...............  1.71       03/12/03      124,973,458
                   75,000,000  Federal Home Loan Banks ...............  1.68       03/14/03       74,983,801
                  200,000,000  Federal Home Loan Banks ...............  1.62       04/30/03      199,941,084
                  100,000,000  Federal Home Loan Banks ...............  1.65       06/17/03       99,956,359
                   80,100,000  Federal Home Loan Banks ...............  1.59       11/07/03       80,043,180
                  118,500,000  Federal Home Loan Banks ...............  1.64       12/04/03      118,435,452
                   77,500,000  Federal Home Loan Banks ...............  1.63       12/29/03       77,483,175
                   77,500,000  Federal Home Loan Banks ...............  1.63       01/02/04       77,482,252
                  106,000,000  Federal Home Loan Mortgage Corp. ......  1.60       07/08/03      106,016,854
                  340,000,000  Federal National Mortgage Assoc. ......  1.71       12/06/02      339,988,821
                  100,000,000  Federal National Mortgage Assoc. ......  1.73       12/18/02       99,996,887
                  250,000,000  Federal National Mortgage Assoc. ......  1.73       12/27/02      249,982,343
                  250,000,000  Federal National Mortgage Assoc. ......  1.78       02/03/03      250,000,000
                   50,000,000  Federal National Mortgage Assoc. ......  1.69       02/20/03       49,995,522
                  200,000,000  Federal National Mortgage Assoc. ......  1.65       06/16/03      199,900,095
                  109,000,000  Federal National Mortgage Assoc. ......  1.64       08/01/03      108,934,711
                  210,000,000  Federal National Mortgage Assoc. ......  1.64       12/03/03      209,926,776
                  515,000,000  Federal National Mortgage Assoc. ......  1.82       01/14/04      515,000,000
                  150,000,000  Federal National Mortgage Assoc. ......  1.70       01/22/04      149,931,037
                  110,000,000  Student Loan Marketing Assoc. .........  2.06       12/06/02      109,997,941
                  250,000,000  Student Loan Marketing Assoc. .........  1.67       10/27/03      249,985,725
--------------------------------------------------------------------------------------------------------------
                               Total U.S. Government Agency
                               Issues -- Variable Rate
                               (Cost $4,487,658,958) .................                         4,487,848,759
--------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)
=============================================================================================================
                                                                      Interest    Maturity         Value
                  Face Amount                                           Rate*       Date         (Note 1a)
=============================================================================================================
Certificates of  $ 42,500,000  First Tennessee Bank, N.A. ............. 1.85%    12/30/02     $  42,500,000
Deposit -- 0.3%
-------------------------------------------------------------------------------------------------------------
                               Total Certificates of Deposit
                               (Cost $42,500,000) .....................                          42,500,000
-------------------------------------------------------------------------------------------------------------
Euro Certificates  50,000,000  Bank of Nova Scotia, London ............  2.07    12/20/02        50,004,573
of Deposit --      60,500,000  Bank of Nova Scotia, NY ................  1.81    09/04/03        60,500,000
0.9%
-------------------------------------------------------------------------------------------------------------
                               Total Euro Certificates of Deposit
                               (Cost $110,523,526) ....................                         110,504,573
-------------------------------------------------------------------------------------------------------------
Yankee             50,000,000  Deutche Bank AG, NY ....................  2.01    12/31/02        50,030,945
Certificates of    20,000,000  Merita Bank PLC, NY ....................  2.35    12/27/02        20,000,304
Deposit -- 2.9%    75,000,000  Rabobank Nederland N.V., NY ............  2.29    02/11/03        75,145,410
                   50,000,000  Svenska Handelsbanken AB, NY ...........  2.55    11/25/02        49,999,651
                   50,000,000  Svenska Handelsbanken AB, NY ...........  2.30    02/12/03        50,099,325
                   37,000,000  Toronto-Dominion Bank, NY ..............  2.34    12/17/02        37,001,600
                   25,000,000  Toronto-Dominion Bank, NY ..............  2.30    12/31/02        25,026,847
                   50,000,000  UBS AG, Stamford .......................  2.56    11/29/02        50,000,000
-------------------------------------------------------------------------------------------------------------
                               Total Yankee Certificates of Deposit
                               (Cost $357,002,380) ....................                         357,304,082
-------------------------------------------------------------------------------------------------------------
Yankee            100,000,000  Abbey National Treasury Services
Certificates of                  PLC, NY ..............................  1.71    06/05/03        99,976,329
Deposit --         50,000,000  Banco Bilbao Vizcaya Argentaria
Variable Rate --                 S.A., NY .............................  1.93    04/02/03        50,025,560
7.5%               54,000,000  Bank of Nova Scotia, Portland ..........  1.74    04/28/03        53,986,789
                   28,500,000  Bayerische Hypo-und Vereinsbank
                                 AG, NY ...............................  1.73    04/15/03        28,484,299
                  100,000,000  Canadian Imperial Bank of
                                 Commerce, NY .........................  1.75    03/27/03        99,982,000
                  120,000,000  Canadian Imperial Bank of
                                 Commerce, NY .........................  1.72    06/05/03       119,971,595
                   60,000,000  Credit Agricole Indosuez, NY ...........  1.71    03/31/03        59,988,872

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)
===============================================================================================================
                                                                          Interest     Maturity        Value
                  Face Amount                                               Rate*        Date        (Note 1a)
===============================================================================================================
Yankee           $100,000,000  Dexia Bank Belgique, NY .................... 1.74%      03/24/03   $ 99,980,300
Certificates of    35,000,000  Royal Bank of Canada, NY ................... 1.73       03/25/03     34,991,667
Deposit --        150,000,000  Societe Generale, NY ....................... 1.75       03/24/03    149,974,885
Variable Rate      55,000,000  Svenska Handelsbanken AB, NY ............... 1.75       04/28/03     54,986,545
(continued)        75,000,000  Swedbank ................................... 1.79       09/29/03     74,978,967
---------------------------------------------------------------------------------------------------------------
                               Total Yankee Certificates of
                               Deposit -- Variable Rate
                               (Cost $927,289,742) ........................                        927,327,808
---------------------------------------------------------------------------------------------------------------
Time              200,000,000  National City Bank Ohio, Cayman ............ 1.82       11/01/02    200,000,000
Deposits -- 6.5%  310,218,000  SunTrust Banks Inc., Cayman ................ 1.81       11/01/02    310,218,000
                  300,000,000  UBS AG, Cayman ............................. 1.86       11/01/02    300,000,000
---------------------------------------------------------------------------------------------------------------
                               Total Time Deposits
                               (Cost $810,218,000) ........................                        810,218,000
---------------------------------------------------------------------------------------------------------------
Bank Notes --      30,000,000  National City Bank, Indiana ................ 1.84       05/23/03     30,016,735
Variable           25,000,000  National City Bank, Ohio ................... 1.93       12/20/02     25,005,037
Rate -- 0.4%
---------------------------------------------------------------------------------------------------------------
                               Total Bank Notes -- Variable Rate
                               (Cost $55,021,772) .........................                         55,021,772
---------------------------------------------------------------------------------------------------------------
Corporate         100,000,000  Household Finance Corp. .................... 1.86       02/14/03     97,892,990
Notes -- 1.0%       8,745,159  WFS Financial 2002-1 Owner Trust ........... 2.04       03/20/03      8,748,654
                   21,184,819  WFS Financial 2002-2 Owner Trust ........... 1.94       05/20/03     21,189,786
---------------------------------------------------------------------------------------------------------------
                               Total Corporate Notes
                               (Cost $129,929,979) ........................                        127,831,430
---------------------------------------------------------------------------------------------------------------
Corporate Notes    50,000,000  Associates Corp. of North America .......... 1.86       06/26/03     49,998,445
Variable          100,000,000  General Electric Capital Corp. ............. 1.84       12/19/02    100,000,000
Rate -- 3.0%      100,000,000  General Electric Capital Corp. ............. 1.85       12/17/03     99,946,000
                   17,000,000  Goldman Sachs Group Inc. ................... 2.03       12/15/03     16,997,771
                   50,700,000  Holmes Financing (NO. 6) PLC ............... 1.72       10/15/03     50,700,000
                   50,500,000  Wal-Mart Stores Inc. ....................... 4.88       06/01/03     51,409,550
---------------------------------------------------------------------------------------------------------------
                               Total Corporate Notes -- Variable
                               Rate (Cost $368,864,359) ...................                        369,051,766
---------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)
===============================================================================================================
                                                                          Interest  Maturity        Value
                  Face Amount                                               Rate*     Date        (Note 1a)
===============================================================================================================
Master Notes --  $ 19,000,000  Allstate Life Insurance Co. ................ 1.93%   01/24/03   $ 19,000,000
Variable           15,000,000  Allstate Life Insurance Co. ................ 1.90    04/16/03     15,000,000
Rate -- 3.6%       45,000,000  GE Life and Annuity Assurance Co. .......... 1.87    10/01/03     45,000,000
                  179,000,000  J. P. Morgan Chase & Co. ................... 1.74    06/05/03    179,000,000
                   40,000,000  Monumental Life Insurance Co. .............. 1.97    11/14/03     40,000,000
                   40,000,000  Monumental Life Insurance Co. .............. 1.98    11/24/03     40,000,000
                   45,000,000  New York Life Insurance Company ............ 1.85    05/30/03     45,000,000
                   35,000,000  New York Life Insurance Company ............ 1.90    10/21/03     35,000,000
                   25,000,000  Pacific Life Insurance Co. ................. 1.90    01/31/03     25,000,000
---------------------------------------------------------------------------------------------------------------
                               Total Master Notes -- Variable Rate
                               (Cost $443,000,000) ........................                     443,000,000
---------------------------------------------------------------------------------------------------------------
Commercial        150,000,000  Amsterdam Funding Corp. .................... 1.78    11/18/02    149,873,917
Paper -- 14.6%     75,000,000  Aspen Funding Corporation .................. 1.77    11/18/02     74,937,313
                   25,000,000  Asset Securitization Coop Corp. ............ 1.76    11/13/02     24,985,333
                   14,350,000  Bavaria TRR Corp. .......................... 1.76    12/23/02     14,313,519
                   75,000,000  Clipper Receivables Corp. .................. 1.78    11/20/02     74,929,542
                   60,000,000  Corporate Receivables Corp. ................ 1.77    11/14/02     59,961,650
                   72,250,000  Corporate Receivables Corp. ................ 1.77    12/04/02     72,132,774
                   50,000,000  Corporate Receivables Corp. ................ 1.78    12/20/02     49,878,861
                   50,000,000  CXC LLC .................................... 1.76    12/16/02     49,890,000
                   67,885,000  Delaware Funding Corp. ..................... 1.76    11/18/02     67,828,580
                  108,856,000  Delaware Funding Corp. ..................... 1.78    11/20/02    108,753,736
                   75,000,000  Delaware Funding Corp. ..................... 1.77    11/26/02     74,907,813
                   27,000,000  Eureka Securitization Inc. ................. 1.77    11/06/02     26,993,362
                  107,672,000  Falcon Asset Securitization ................ 1.76    11/04/02    107,656,208
                   25,000,000  FCAR Owner Trust ........................... 1.80    12/19/02     24,940,000
                  100,000,000  FCAR Owner Trust ........................... 1.81    12/20/02     99,753,639
                  100,000,000  Greyhawk Funding LLC ....................... 1.77    12/10/02     99,808,250
                  100,000,000  Mont Blanc Capital Corp. ................... 1.77    11/25/02     99,882,000
                   54,946,000  Old Line Funding Corp. ..................... 1.76    11/08/02     54,927,196
                   30,440,000  Old Line Funding Corp. ..................... 1.78    11/19/02     30,412,908

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)
===============================================================================================================
                                                                       Interest     Maturity         Value
                  Face Amount                                            Rate*        Date         (Note 1a)
===============================================================================================================
Commercial       $ 76,194,000  Park Avenue Receivables Corp. ........... 1.76%      11/18/02   $   76,130,674
Paper              33,806,000  Park Avenue Receivables Corp. ........... 1.77       11/26/02       33,764,447
(continued)        22,200,000  Sheffield Receivables Corp. ............. 1.76       11/04/02       22,196,744
                   21,975,000  Sheffield Receivables Corp. ............. 1.78       11/18/02       21,956,529
                   60,080,000  Sheffield Receivables Corp. ............. 1.77       11/26/02       60,006,152
                   29,765,000  Tulip Funding Corp. ..................... 1.77       12/19/02       29,694,755
                  194,042,000  Variable Funding Capital Corp. .......... 1.78       11/20/02      193,859,708
---------------------------------------------------------------------------------------------------------------
                               Total Commercial Paper
                               (Cost $1,804,375,610) ...................                        1,804,375,610
---------------------------------------------------------------------------------------------------------------
Commercial         55,000,000  CXC LLC ................................. 1.80       07/28/03       54,989,050
Paper --          100,000,000  Goldman Sachs Group Inc. ................ 1.80       10/10/03      100,000,000
Variable Rate --   50,000,000  Goldman Sachs Group Inc. ................ 1.76       10/09/03       50,000,000
3.5%               75,000,000  Morgan Stanley Dean Witter & Co. ........ 1.96       04/15/03       75,000,000
                  150,000,000  Saloman Smith Barney Holdings Inc. ...... 1.77       05/08/03      150,000,000
---------------------------------------------------------------------------------------------------------------
                               Total Commercial Paper --
                               Variable Rate
                               (Cost $430,000,000) .....................                          429,989,050
---------------------------------------------------------------------------------------------------------------
Repurchase        175,000,000  Goldman Sachs & Company,
Agreements** --                  purchased on 10/31/02 ................. 1.93       11/01/02      175,000,000
5.5%              200,000,000  Salomon Smith Barney Inc.,
                                 purchased on 10/31/02 ................. 2.00       11/01/02      200,000,000
                  300,000,000  UBS Warburg LLC,
                                 purchased on 10/31/02 ................. 1.95       11/01/02      300,000,000
---------------------------------------------------------------------------------------------------------------
                               Total Repurchase Agreements
                               (Cost $675,000,000) .....................                          675,000,000
---------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)
============================================================================================================
                                                                      Interest    Maturity          Value
                  Face Amount                                           Rate*       Date          (Note 1a)
============================================================================================================
Municipal        $86,900,000   California State Revenue Anticipation
Obligations --                   Note ................................  1.79%    06/20/03  $    86,900,000
0.7%
------------------------------------------------------------------------------------------------------------
                               Total Municipal Obligations
                               (Cost $86,900,000) ..................                            86,900,000
------------------------------------------------------------------------------------------------------------
                               Total Investments -- 100.4%
                               (Cost $12,416,716,627) ..............                        12,423,888,989
------------------------------------------------------------------------------------------------------------
                               Liabilities in Excess of Other
                               Assets -- (0.4)% ....................                           (53,388,382)
------------------------------------------------------------------------------------------------------------
                               Net Assets -- 100.0% ................                       $12,370,500,607
============================================================================================================

     Note--Costs for federal income tax purposes are the same as those shown above. At October 31, 2002 net unrealized appreciation amounted to $7,172,362 and is comprised of $9,368,073 in appreciation and $2,195,711 in depreciation.
* Commercial Paper and Some U.S. Government Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at October 31, 2002. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.
** Repurchase Agreements are fully collaterized by U.S. Government and Agency Obligations.
     D/N--Discount Notes

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------
Master Institutional Fund
Statement of Assets and Liabilities
October 31, 2002 (Unaudited)
===========================================================================================
Assets:
Total investments, at value (identified cost $12,416,716,627) (Note 1a)     $12,423,888,989
Cash ...................................................................          9,765,617
Interest receivable ....................................................         34,153,523
Receivable for investments sold ........................................         99,000,000
Loan income receivable .................................................                225
                                                                            ---------------
   Total assets ........................................................     12,566,808,354
                                                                            ---------------
Liabilities:
Advisory fee payable (Note 2) ..........................................            591,411
Payable for investments purchased ......................................        195,665,000
Accrued expenses .......................................................             51,336
                                                                            ---------------
   Total liabilities ...................................................        196,307,747
                                                                            ---------------
Net Assets applicable to investors' interests ..........................    $12,370,500,607
                                                                            ===============
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals ................    $12,363,328,245
Net unrealized appreciation ............................................          7,172,362
                                                                            ---------------
Total ..................................................................    $12,370,500,607
                                                                            ===============
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Master Institutional Portfolio
Statement of Operations
For the Six Months Ended October 31, 2002 (Unaudited)
===========================================================================================
Investment Income:
Interest and discount earned ......................................            $135,501,110
Securities lending income (Note 1f) ...............................                  73,722
                                                                               ------------
   Total Income ...................................................             135,574,832
                                                                               ------------
Expenses:
Investment advisory fee (Note 2) ..................................               3,437,926
Accounting and custodian services .................................                 137,605
Dividend and transfer agency fees .................................                  15,000
                                                                               ------------
   Total expense ..................................................               3,590,531
                                                                               ------------
   Net investment income ..........................................             131,984,301
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions ......    $1,218,032
Net unrealized appreciation of investments ..........       926,569
                                                         ----------
   Net realized and unrealized gain from investments ..............               2,144,601
                                                                               ------------
Net Increase in Net Assets Resulting From Operations ..............            $134,128,902
                                                                               ============



See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------------
Master Institutional Fund                                                    For the Six Months      For the Period
Statement of Changes in Net Assets (Unaudited)                                     Ended            January 14, 2002*
                                                                              October 31, 2002      to April 30, 2002
=====================================================================================================================
Increase in Net assets:
Operations:
Net investment income ...................................................    $     131,984,301      $    76,201,524
Net realized gain from investment transactions ..........................            1,218,032              104,887
Net unrealized depreciation of investments ..............................              926,569           (7,631,848)
                                                                             -----------------      ---------------
Net increase in net assets resulting from operations ....................          134,128,902           68,674,563
Capital Transactions:
Assets contributed by Merrill Lynch Institutional Fund (Note 3) .........                            11,548,477,701
Contributions from feeders ..............................................       15,105,439,589        1,277,940,569
Withdrawals from feeders ................................................      (15,709,354,307)         (54,840,743)
                                                                             -----------------      ---------------
Net increase in net assets from capital transactions ....................         (603,914,718)      12,771,577,527
                                                                             -----------------      ---------------
Net increase in net assets ..............................................         (469,785,816)      12,840,252,090
Net Assets:
Beginning of period .....................................................       12,840,286,423               34,333
                                                                             -----------------      ---------------
End of period ...........................................................    $  12,370,500,607      $12,840,286,423
                                                                             =================      ===============
---------------------------------------------------------------------------------------------------------------------
Master Institutional Fund                                                    For the Six Months      For the Period
Supplementary Data (Unaudited)                                                     Ended           January 14, 2002*
                                                                              October 31, 2002      to April 30, 2002
=====================================================================================================================
Ratio of expenses to average net assets .................................                  .05%(1)              .05%(1)
Ratio of net investment income, including realized and unrealized
 gains losses, to average net assets ....................................                 1.95%(1)             1.81%(1)
Net Assets, end of period (000) .........................................          $12,370,501          $12,840,286

(1) On an annualized basis

*  Commencement of Operations

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments
October 31, 2002 (Unaudited)
=======================================================================================================
                                                                                                Value
                  Face Amount                             Issue                               (Note 1a)
=======================================================================================================
Alabama --       $ 7,500,000   Athens-Limestone County Health Care Authority VRDN
2.0%                             1.90% due 05/01/2015 (a) ................................ $  7,500,000
                   9,000,000   Decatur, Alabama IDB Solid Waste Disposal Revenue
                                 (Amoco Chemical Co. Project) DDN 2.05%
                                 due 11/01/2035 (a) ......................................    9,000,000
                               Jefferson County, Alabama Sewer Revenue Warrants VRDN:
                  30,000,000     (Series C-3) 1.95% due 02/01/2040 (a) ..................    30,000,000
                  30,000,000     (Series C-5) 2.00% due 02/01/2040 (a) ..................    30,000,000
                  45,000,000     (Series C-6) 1.95% due 02/01/2040 (a) ..................    45,000,000
-------------------------------------------------------------------------------------------------------
Arkansas --        3,050,000   Arkansas Hospital Equipment Finance Authority
0.9%                             Revenue (AHA Pooled Financing Program) VRDN
                                 1.95% due 11/01/2028 (a) ................................    3,050,000
                   7,000,000   Arkansas State Development Finance Authority
                                 EnvironmentalFacilities Revenue (Teris LLC Project)
                                 VRDN 1.94% due 03/01/2021 (a) ...........................    7,000,000
                   4,665,000   Arkansas State Development Finance Authority IDR
                                 (Defiance Metal Products Project) VRDN 2.10%
                                 due 11/01/2011 (a) ......................................    4,665,000
                   3,750,000   Arkansas State Development Finance Authority S/F
                                 Housing Revenue (Chapel Ridge - Series C) VRDN
                                 2.08% 05/01/2031 (a) ....................................    3,750,000
                  28,400,000   Arkansas State Development Finance Authority S/F
                                 Housing Revenue Floater Certificates (Series 708)
                                 VRDN 2.00% due 02/01/2004 (a) ...........................   28,400,000
                   6,900,000   North Little Rock, Arkansas Health Facilities Board
                                 Revenue (Baptist Health - Series B) VRDN 1.90%
                                 due 12/01/2021 (a) ......................................    6,900,000
-------------------------------------------------------------------------------------------------------
Arizona --         8,500,000   Tempe, Arizona Excise Tax Revenue (Tempe Center for
0.1%                             the Arts Project) DDN 2.00% due 07/01/2020 (a) ..........    8,500,000
-------------------------------------------------------------------------------------------------------
California --     14,200,000   California Infrastructure EDR Independent System
7.5%                             Operation Corp. (Project-A) VRDN 1.90%
                                 due 04/01/2008 (a) ......................................   14,200,000
                               California Pollution Control Financing Authority PCR
                                 (Pacific Gas & Electric) DDN:
                  21,200,000     (Series B) 2.15% due 11/01/2026 (a) ....................    21,200,000

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)
=======================================================================================================
                                                                                           Value
                  Face Amount                    Issue                                   (Note 1a)
=======================================================================================================
California       $ 29,300,000    (Series C) 2.15% due 11/01/2026 (a) ................ $ 29,300,000
(continued)        76,700,000    (Series E) 2.00% due 11/01/2026 (a) ................   76,700,000
                   36,205,000    (Series F) 2.00% due 11/01/2026 (a) ................   36,205,000
                               California State RAN:
                   80,000,000     2.50% due 06/27/2003 ...............................  80,412,283
                   30,000,000     1.77% due 06/27/2003 ...............................  30,000,000
                               California State RAW:
                   20,000,000     3.00% due 11/27/2002 ...............................  20,044,823
                  125,000,000     2.00% due 01/30/2003 ............................... 125,030,563
                   13,800,000  California State Department Water Resource Power
                                 Supply Revenue (Series C-3) VRDN 1.80%
                                 due 05/01/2022 (a) ..................................  13,800,000
                   11,400,000  Los Angeles, California Unified School District
                                 (Belmont Learning Complex 97) VRDN 2.00%
                                 due 12/01/2017 (a) ..................................  11,400,000
-------------------------------------------------------------------------------------------------------
Colorado --         4,300,000  Arvada, Colorado Utility IPMS Water Enterprise
0.8%                             Revenue (Dexia Public Finance) VRDN 1.65%
                                 due 11/01/2020 (a) ..................................   4,300,000
                   16,675,000  Castle Pines North Metropolitan District VRDN 1.95%
                                 due 12/01/2028 (a) ..................................  16,675,000
                    2,595,000  Colorado Educational & Cultural Facilities Authority
                                 Revenue (Denver Academy Project) VRDN 1.95%
                                 due 08/01/2020 (a) ..................................   2,595,000
                    4,000,000  Denver, Colorado City & County Airport Revenue
                                 Merlots (Series-A61) DDN 1.99% due 11/15/2012 (a)....   4,000,000
                    4,500,000  Denver, Colorado Health & Hospital Authority
                                 Healthcare Revenue (Series B) DDN 2.00%
                                 due 12/01/2031 (a) ..................................   4,500,000
                    2,400,000  Montrose, Colorado IDR (Scaled Manufacturing Inc.)
                                 VRDN 2.00% due 12/01/2005 (a) .......................   2,400,000
                    6,970,000  Regional Transportation District Sales Tax Revenue
                                 (Series 679) VRDN 1.93% due 11/01/2021 (a) ..........   6,970,000
                    7,000,000  Traer Creek, Colorado Metropolitan District Revenue
                                 VRDN 1.90% due 10/01/2021 (a) .......................   7,000,000
-------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)
=======================================================================================================
                                                                                            Value
                  Face Amount                    Issue                                    (Note 1a)
=======================================================================================================
Delaware --      $15,000,000   Delaware State EDA IDR (Delaware Clean Power
0.2%                             Project) VRDN 1.95% due 08/01/2029 (a) ............... $15,000,000
-------------------------------------------------------------------------------------------------------
District of        4,600,000   District of Columbia Revenue (Washington Very SPL
Columbia --                      Arts) VRDN 1.96% due 01/01/2027 (a) ..................   4,600,000
2.4%                           Metropolitan Washington D.C. Airport Authority
                                 (Series 2000A) CP:
                  18,000,000     1.50% due 11/12/2002 .................................  18,000,000
                  25,000,000     1.47% due 11/13/2002 .................................  25,000,000
                   2,000,000     1.35% due 11/19/2002 .................................   2,000,000
                  17,800,000     1.40% due 11/19/2002 .................................  17,800,000
                               Metropolitan Washington D.C. Airport Authority
                                 General Airport Revenue CP:
                  11,200,000    1.60% due 11/12/2002 ..................................  11,200,000
                  24,000,000    1.50% due 11/12/2002 ..................................  24,000,000
                  24,000,000    1.50% due 11/16/2002 ..................................  24,000,000
                  20,095,000   Washington D.C. Convention Center Authority
                                 Dedicated Tax Revenue Floater Certificates
                                 (Series - 539) VRDN 1.93% due 10/01/2021 (a) .........  20,095,000
-------------------------------------------------------------------------------------------------------
Florida --        22,629,500   Bay County, Florida Housing Finance Authority S/F
4.3%                             Mortgage Revenue (FRTC Series 695) VRDN 2.10%
                                 due 06/01/2004 (a) ...................................  22,629,500
                               Capital Trust Agency, Florida -- M/F Housing Revenue
                                 Bond -- Community Loan Program VRDN:
                  50,800,000    (Series A) 2.20% due 12/01/2032 (a) ...................  50,800,000
                  58,375,000    (Series B) 2.20% due 12/01/2032 (a) ...................  58,375,000
                  30,950,000   Dade County, Florida Water & Sewer System Revenu
                                 VRDN 2.05% due 10/05/2022 (a) ........................  30,950,000
                   3,439,000   Greater Orlando, Florida Aviation Authority Airport
                                 Facilities Revenue CP 1.40% due 12/12/2002 ...........   3,439,000
                  11,685,000   Greater Orlando, Florida Aviation Authority Airport
                                 Facilities Revenue (Series E) VRDN 1.90%
                                 due 10/01/2021 (a) ...................................  11,685,000
                  30,335,000   Gulf Breeze, Florida Health Care Facilities Revenue
                                 (Heritage Health Care Project) VRDN 2.20%
                                 due 01/01/2024 (a) ...................................  30,335,000

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)
=======================================================================================================
                                                                                             Value
                  Face Amount                            Issue                             (Note 1a)
=======================================================================================================
Florida          $22,515,000   Miami-Dade County, Florida Aviation Revenue (Series A)
(continued)                      CP 1.47% due 11/13/2002 ............................... $22,515,000
                  18,250,000   Orange County, Florida Health Facilities Authority
                                 Revenue Floater Certificates (Series 531) VRDN
                                 2.05% due 11/15/2021 (a) ..............................  18,250,000
                  10,000,000   Palm Beach County, Florida Health Facilities Authority
                                 Revenue (Aces Refunding Pooled Hospital Loan
                                 Program) CP 1.45% due 11/21/2002 ......................  10,000,000
-------------------------------------------------------------------------------------------------------
Georgia --         6,265,000   Albany & Dougherty County, Georgia Hospital
3.7%                             Authority Revenue (Phoebe Putney Memorial
                                 Hospital) VRDN 1.95% due 09/01/2026 (a) ...............   6,265,000
                  10,500,000   Athens-Clarke County, Georgia Unifed Government
                                 Development Authority Revenue (University of
                                 Georgia Athletic Association Project) DDN 2.00%
                                 due 09/01/2031 (a) ....................................  10,500,000
                  14,900,000   Atlanta, Georgia Urban Residential Finance Authority
                                 FXRDN 1.67% due 12/02/2002 (a) ........................  14,900,000
                   4,500,000   Bartow County, Georgia Development Authority PCR
                                 (Georgia Power Co. Project) DDN 2.00%
                                 due 09/01/2029 (a) ....................................   4,500,000
                  11,250,000   Burke County, Georgia Development Authority PCR
                                 (Oglethorpe Power Corp.) CP 1.35% due 11/08/2002 ......  11,250,000
                   7,145,000   Burke County, Georgia Development Authority PCR
                                 (Oglethorpe Power Corp.) DDN 2.00%
                                 due 01/01/2020 (a) ....................................   7,145,000
                   6,730,000   Burke County, Georgia Development Authority PCR
                                 (Georgia Power Co.) FXRDN 1.75%
                                 due 03/01/2003 (a) ....................................   6,730,000
                   7,550,000   Cobb County, Georgia Housing M/F Housing Revenue
                                 (Walton Reserve Apartments Project) VRDN 1.95%
                                 due 10/01/2035 (a) ....................................   7,550,000
                  11,000,000   Coloquitt County, Georgia Hospital Authority Revenue
                                 VRDN 1.95% due 03/01/2023 (a) .........................  11,000,000
                  13,840,000   Crisp County, Georgia Solid Waste Management
                                 Authority Revenue VRDN 2.31% due 01/01/2023 (a) .......  13,840,000

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)
=======================================================================================================
                                                                                             Value
                  Face Amount                         Issue                                (Note 1a)
=======================================================================================================
Georgia          $19,145,000   Eagle Tax-Exempt Trust -- State of Georgia
(continued)                      (Series 981002) VRDN 1.94% due 07/01/2014 (a) .......... $19,145,000
                  22,955,000   Eagle Tax-Exempt Trust -- State of Georgia
                                 (Series 991001) VRDN 1.94% due 11/01/2017 (a) ..........  22,955,000
                  20,000,000   Fulton County, Georgia Housing Authority Revenue
                                 VRDN 2.20% due 12/01/2034 (a) ..........................  20,000,000
                   3,720,000   Gainesville & Hall County, Georgia Development
                                 Authority Revenue (Atex Inc. Project) VRDN 2.05%
                                 due 09/01/2023 (a) .....................................   3,720,000
                   9,000,000   La Grange, Georgia Development Authority IDR (Reltec
                                 Corp. Project) VRDN 2.10% due 12/01/2021 (a) ...........   9,000,000
                  12,000,000   La Grange, Georgia Development Authority Revenue
                                 (La Grange College Project) VRDN 1.93%
                                 due 06/01/2031 (a) .....................................  12,000,000
                               Monroe County, Georgia Development Authority PCR
                                 (Oglethorpe Power Corp Project) DDN:
                   2,300,000    2.00% due 01/01/2021 (a) ................................   2,300,000
                   6,640,000    2.00% due 01/01/2022 (a) ................................   6,640,000
                   3,200,000   Sanvannah, Georgia EDA M/F Housing Revenue
                                 (Snap I & II Apartments Project) VRDN 2.15%
                                 due 05/01/2042 (a) .....................................   3,200,000
                  18,320,000   Southern Georgia Hospital Authority Revenue
                                 (Georgia Alliance of Community Hospitals Pooled
                                 Finance Program - Series A) VRDN 1.95%
                                 due 04/01/2029 (a) .....................................  18,320,000
                   2,480,000   Thomaston-Upson County, Georgia IDA Revenue
                                (Thomaston Manufacturing Project) VRDN 2.04%
                                 due 12/01/2011 (a) .....................................   2,480,000
                  14,000,000   Ware County, Georgia Hospital Authority Revenue
                                 (Baptist Village Project) VRDN 1.85%
                                 due 11/01/2020 (a) .....................................  14,000,000
-------------------------------------------------------------------------------------------------------
Idaho --          38,100,000   Idaho Health Facilities Authority Health Systems
0.8%                             Revenue (Holy Cross Health System Corp.) CP 1.40%
                                 due 12/06/2002 .........................................  38,100,000

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)
=======================================================================================================
                                                              Value
                  Face Amount                        Issue                             (Note 1a)
=======================================================================================================
Idaho            $ 8,250,000   Idaho Housing & Finance Association Nonprofit
(continued)                      Facilities Revenue (Albertson College Project) VRDN
                                 1.90% due 11/01/2021 (a) ................................ $ 8,250,000
                   2,345,000   Madison, Idaho Economic Development Corp. IDR
                                 (Floyd Wilcox & Sons, Inc. Project) VRDN 2.10%
                                 due 08/01/2012 (a) ......................................   2,345,000
-------------------------------------------------------------------------------------------------------
Illinois --        2,560,000   Aurora, Illinois IDR (Aztech Engineering Inc. Project)
5.6%                             VRDN 2.10% due 10/01/2018 (a) ...........................   2,560,000
                   4,342,000   Chicago, Illinois Floater Certificates (Series 484) VRDN
                                 1.93% due 01/01/2009 (a) ................................   4,342,000
                  52,900,000   Chicago, Illinois Midway Airport Revenue Second Lien
                                 (Series B) DDN 2.15% due 01/01/2029 (a) .................  52,900,000
                  14,500,000   Chicago, Illinois O'Hare International Airport Revenue
                                 CP 1.57% due 11/19/02 ...................................  14,500,000
                   8,000,000   Chicago, Illinois O'Hare International Airport Revenue
                                 (O'Hare Technical Center II Project) VRDN 1.92%
                                 due 03/01/2037 (a) ......................................   8,000,000
                   5,200,000   Chicago, Illinois Solid Waste Disposal Facilities Revenue
                                 (Groot Industries Inc. Project) VRDN 2.10%
                                 due 12/01/2015 (a) ......................................   5,200,000
                  10,105,000   Chicago, Illinois Wastewater Transmission Revenue
                                 Merlots (Series A-125) VRDN 1.94%
                                 due 01/01/2030 (a) ......................................  10,105,000
                   2,625,000   Des Plaines, Illinois IDR (414 East Golf Road Project)
                                 VRDN 2.10% due 05/01/2017 (a) ...........................   2,625,000
                    5,000,000  Eagle Tax-Exempt Trust -- Metropolitan Pier &
                                 Exposition II (Series 02-6001) VRDN 1.94%
                                 due 12/15/2028 (a) ......................................   5,000,000
                    3,300,000  Elgin, Illinois IDR (Starro Precision Products Inc.
                                 Project) VRDN 2.10% due 06/01/2025 (a) ..................   3,300,000
                      600,000  Geneva, Illinois IDR (Continental Envelope Corp.
                                 Project) VRDN 2.10% due 09/01/2006 (a) ..................     600,000
                    6,030,000  Gurnee, Illinois IDR (Sterigenics International Project)
                                 VRDN 1.99% due 05/01/2016 (a) ...........................   6,030,000

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)
=======================================================================================================
                                                                                              Value
                  Face Amount                    Issue                                      (Note 1a)
=======================================================================================================
Illinois         $19,400,000   Illinois Education Facilities Authority Revenue
(continued)                      (Art Institute of Chicago) VRDN 1.90%
                                 due 03/01/2027 (a) ...................................... $19,400,000
                  14,300,000   Illinois Education Facilities Authority Revenue
                                 (Concordia University River Project) DDN 2.05%
                                 due 10/01/2031 (a) ......................................  14,300,000
                  10,000,000   Illinois Education Facilities Authority Revenue
                                 (ITT State Street Corp - Series A) VRDN 1.90%
                                 due 06/01/2033 (a) ......................................  10,000,000
                  41,000,000   Illinois Health Facilities Authority Revenue (Victory
                                 Health Service - Series B) CP 1.40% due 11/08/2002 ......  41,000,000
                  33,500,000   Illinois State Development Finance Authority (Provena
                                 Health - Series B) DDN 2.15% due 05/01/2028 (a) .........  33,500,000
                  19,750,000   Illinois State Development Finance Authority (Provena
                                 Health - Series C) VRDN 2.10% due 05/01/2028 (a) ........  19,750,000
                   3,080,000   Illinois State Development Finance Authority IDR
                                 (Design Automotive LLC Project) VRDN 2.10%
                                 due 06/01/2011 (a) ......................................   3,080,000
                   2,570,000   Illinois State Development Finance Authority IDR
                                 (Rockford College Project) VRDN 2.00%
                                 due 02/01/2021 (a) ......................................   2,570,000
                  28,900,000   Illinois State Municipal Securities Trust Receipts (SGA
                                 103) VRDN 2.05% due 08/01/2024 (a) ...................... 28,900,000
                   4,340,000   Illinois State Merlots (Series A-124) VRDN 1.94%
                                 due 11/01/2026 (a) ......................................   4,340,000
                   4,500,000   Macon County, Illinois Revenue Millikin University
                                 VRDN 1.90% due 10/01/2031 (a) ...........................   4,500,000
                  14,915,000   Metropolitan Pier & Exposition Authority Illinois
                                 Dedicated State Tax Revenue Putters (Series 298)
                                 VRDN 2.00% due 06/15/2030 (a) ...........................  14,915,000
                  12,100,000   Municipal Securities Trust Certificates -- Chicago,
                                 Illinois O'Hare International Airport (Class A - Series
                                 93) DDN 2.05% due 10/14/2012 (a) ........................  12,100,000
                  12,495,000   Municipal Securities Trust Certificates -- Chicago,
                                 Illinois (Class A - Series 2001-124) DDN 2.05%
                                 due 08/20/2014 (a) ......................................  12,495,000

See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)
====================================================================================================
                                                                                            Value
                  Face Amount                    Issue                                    (Note 1a)
====================================================================================================
Illinois         $ 2,225,000   Peoria, Illinois IDR (CDC Realty L.P. Project) VRDN
(continued)                      2.10% due 12/01/2014 (a) ............................. $ 2,225,000
                   5,000,000   Regional Transportation Authority Illinois Merlots
                                (Series A-41) VRDN 1.94% due 06/01/2017 (a) ...........   5,000,000
----------------------------------------------------------------------------------------------------
Indiana --         1,610,000   Allen County, Indiana EDR (Water Furnace International
2.2%                             Inc.) VRDN 2.10% due 11/01/2014 (a) ..................   1,610,000
                   1,785,000   Allen County, Indiana EDR (YMCA of Greater Fort
                                 Wayne Project) VRDN 1.95% due 12/01/2009 (a) .........   1,785,000
                   3,475,000   Baugo, Indiana School Building Corporation Floaters
                                 (Series 676) VRDN 1.95% due 01/15/2010 (a) ...........   3,475,000
                   1,825,000   Bloomington, Indiana EDR (Bloomington Square Project)
                                 VRDN 2.00% due 12/01/2008 (a) ........................   1,825,000
                   2,300,000   Crawfordsville, Indiana EDR (Performance Master LLC
                                 Project) VRDN 2.10% due 10/01/2018 (a) ...............   2,300,000
                   2,150,000   Dearborn County, Indiana EDR (D&S Machine Products
                                 Inc.) VRDN 2.00% due 04/01/2018 (a) ..................   2,150,000
                   3,695,000   Elkhart County, Indiana EDR (Patriot Homes Inc.
                                 Project) VRDN 2.10% due 08/01/2012 (a) ...............   3,695,000
                   6,010,000   Greencastle, Indiana IDR (Crown Equipment Corp.
                                 Project) VRDN 2.00% due 02/01/2011 (a) ...............   6,010,000
                  43,460,000   Indiana Health Facilities Financing Authority Hospital
                                 Revenue (Clarian Health Obligation - Series B)
                                 DDN 2.04% due 03/15/2030 (a) .........................  43,460,000
                   4,000,000   Indianapolis, Indiana EDR (New Bridges Apartments
                                 Project) VRDN 1.95% due 06/01/2035 (a) ...............   4,000,000
                  26,000,000   Indianapolis, Indiana Citizens Gas & Coke Company CP
                                 1.40% due 12/09/2002 .................................  26,000,000
                   5,025,000   Indianapolis, Indiana Gas Utility Revenue Merlot
                                 (Series A-50) VRDN 1.94% due 06/01/2013 (a) ..........   5,025,000
                   9,300,000   Indiana Secondary Market Educational Loans
                                 Incorporated Student Loan Revenue (Series B)
                                 VRDN 1.90% due 12/01/2013 (a) ........................   9,300,000
                   2,180,000   Indiana State Development Finance Authority EDR
                                 (Indianapolis Urban League Inc.) VRDN 1.95%
                                 due 01/01/2020 (a) ...................................   2,180,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)

====================================================================================================
                                                                                             Value
                  Face Amount                            Issue                             (Note 1a)
====================================================================================================
Indiana          $   840,000   Indiana State Development Finance Authority IDR
(continued)                      (Centurion Industries Inc. Project) VRDN 1.95%
                                 due 10/01/2005 (a) .................................... $   840,000
                               Indiana State Development Finance Authority Solid
                                 Waste Disposal Revenue Waste Management
                                 Incorporated VRDN:
                  12,500,000     (Series A) 1.95% due 10/01/2025 (a) ...................  12,500,000
                   7,000,000     (Series B) 1.95% due 10/01/2025 (a) ...................   7,000,000
----------------------------------------------------------------------------------------------------
Iowa --           14,970,000   Iowa Finance Authority Revenue (Burlington Medical
1.3%                            Center Series 97) DDN 2.00% due 06/01/2027 (a) .........  14,970,000
                  25,000,000   Iowa City, Iowa Revenue (Act Inc.) DDN 2.10%
                                due 04/01/2032 (a) .....................................  25,000,000
                   1,250,000   Iowa Higher Education Loan Authority Revenue
                                (Dubuque College - Series D) RAN 3.25%
                                due 05/23/2003 .........................................   1,255,770
                   1,500,000   Iowa Higher Education Loan Authority Revenue
                                (Morningside College - Series K) RAN 3.00%
                                due 05/23/2003 .........................................   1,507,350
                  12,000,000   Iowa State School Cash Anticipation Program TRAN
                                2.75% due 06/20/2003 ...................................  12,082,170
                   9,500,000   Louisa County, Iowa PCR Refunding (Iowa-Ill G&E Co
                                Series A) VRDN 1.95% 09/01/2026 (a) ....................   9,500,000
                  15,370,000   Municipal Securities Trust Certificates (Iowa Finance
                                Authority Hospital Facility Revenue Health System
                                Class A - Series 26) VRDN 1.95%
                                due 06/01/2010 (a) .....................................  15,370,000
----------------------------------------------------------------------------------------------------
Kansas --         10,000,000   Kansas State Department of Transportation Highway
0.3%                             Revenue (Series C-1) VRDN 1.85%
                                 due 09/01/2020 (a) ....................................  10,000,000
                   4,970,000   Lawrence, Kansas IDR Board (Prosoco Inc. Project -
                                 Series 98A) VRDN 2.00% due 12/01/2018 (a) .............   4,970,000
----------------------------------------------------------------------------------------------------
Kentucky --        1,165,000   Boone County, Kentucky Industrial Building Revenue
2.3%                             (Diocesan Educational Project) VRDN 2.05%
                                 due 11/01/2018 (a) ....................................   1,165,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)
================================================================================

                                                                                               Value
                Face Amount                            Issue                                 (Note 1a)
========================================================================================================
Kentucky        $  2,400,000   Carroll County, Kentucky PCR (Kentucky Utility
(continued)                      Company Project - Series A) PCR CP 1.55%
                                 due 11/20/2002 .......................................... $ 2,400,000
                   2,500,000    Carroll County, Kentucky Solid Waste Disposal Revenue
                                 (North American Stainless) VRDN 1.85%
                                 due 05/01/2031 (a) ......................................   2,500,000
                   3,335,000    Crestview Hill, Kentucky Industrial Building Revenue
                                 (Thomas More College Project) VRDN 1.95%
                                 due 11/01/2018 (a) ......................................   3,335,000
                   1,530,000    Dayton, Kentucky Industrial Building Revenue (Willow
                                 Green Project) VRDN 2.05% due 08/01/2020 (a) ............   1,530,000
                   3,630,000    Jefferson County, Kentucky Industrial Building Revenue
                                 (Hamilton Printing Project) VRDN 2.00%
                                 due 12/01/2011 (a) ......................................   3,630,000
                   1,300,000    Jefferson County, Kentucky Industrial Building Revenue
                                 (Thomas Development Project) VRDN 2.10%
                                 due 04/10/2010 (a) ......................................   1,300,000
                   4,000,000    Jefferson County, Kentucky PCR (Louisville Gas &
                                 Electric Co.) CP 1.50% due 12/10/2002 ...................   4,000,000
                   1,000,000    Jefferson County, Kentucky PCR (Louisville Gas &
                                 Electric Co - Series A ) CP 1.65% due 11/07/2002 ........   1,000,000
                  25,000,000    Kentucky Association of Counties TRAN 3.00%
                                 due 06/30/2003 ..........................................  25,214,112
                   9,835,000    Kentucky Economic Development Finance Authority
                                 Hospital Facilities Revenue (St. Elizabeth's Medical
                                Center Inc. - Series A) VRDN 1.97%
                                 due 05/01/2017 (a) ......................................   9,835,000
                  19,700,000    Kentucky State Pollution Abatement and Water Resource
                                 Finance Authority PCR (Toyota Motor) DDN 3.15%
                                 due 08/13/2006 (a) ......................................  19,700,000
                  20,000,000    Kentucky State Turnpike Authority Resource Recovery
                                 Revenue Floater Certificates (Series 488) VRDN
                                 1.93% due 07/01/2007 (a) ................................  20,000,000
                   7,400,000    Mercer County, Kentucky PCR (Kentucky Utility Co.
                                 Project - Series A) CP 1.55% due 11/20/2002 .............   7,400,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)

=======================================================================================================
                                                                                              Value
                 Face Amount                              Issue                             (Note 1a)
=======================================================================================================
Kentucky         $ 2,000,000   Midway, Kentucky Educational Building Revenue
(continued)                      (Midway College Project) VRDN 1.85%
                                 due 10/01/2020 (a) ...................................... $ 2,000,000
                   7,200,000   Muhlenbery County, Kentucky PCR (Kentucky Utility
                                 Co. Project - Series A) CP 1.55% due 11/20/2002 .........   7,200,000
                   3,035,000   Shelby County, Kentucky IDR (Truss Co. Inc. Kingbrook
                                 Commerce Park LLC Project) VRDN 2.10%
                                 due 06/01/2018 (a) ......................................   3,035,000
                               Timble County, Kentucky PCR (Louisville Gas & Electric
                                 Co. Project - Series A) CP:
                   2,200,000     1.65% due 11/07/2002 ....................................   2,200,000
                  20,000,000     1.55% due 12/10/2002 ....................................  20,000,000
                   4,495,000   Wickliffe, Kentucky PCR & Solid Waste Disposal
                                 Revenue (Westvaco Corp. Project) VRDN 1.85%
                                 due 01/01/2009 (a) ......................................   4,495,000
-------------------------------------------------------------------------------------------------------
Louisiana --       7,000,000    Calcasieu Parish Inc. of Louisiana IDB Environmental
3.1%                             Revenue (Citgo Petroleum Corp. Project) DDN 1.70%
                                 due 12/01/2024 (a) ......................................   7,000,000
                  24,000,000    Calcasieu Parish Inc. of Louisiana IDB Environmental
                                 Revenue (Citgo Petroleum Corp. Project) DDN 2.10%
                                 due 07/01/2026 (a) ......................................  24,000,000
                   7,000,000    Easton Baton Rouge Mortgage Financing Authority
                                 (Series A-R-3) FXRDN 1.49% due 11/15/2012 (a) ...........   7,000,000
                   6,350,000    Louisiana Local Government Environment Facilities
                                 Community Development Authority (Bioset Shreveport
                                 LLC - Series A) VRDN 2.02% due 09/01/2022 (a) ...........   6,350,000
                  48,190,000    Louisiana Local Government Environment Facilities
                                 Community Development Authority (LCDA Loan
                                 Financing Program - Series A) VRDN 2.10%
                                 due 06/01/2031 (a) ......................................  48,190,000
                   9,680,000    Louisiana Public Facilities Authority Revenue
                                 (Canal Street Development Corp Project - Series B)
                                 VRDN 1.95% due 07/01/2022 (a) ...........................   9,680,000


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)

=======================================================================================================
                                                                                             Value
                 Face Amount                           Issue                               (Note 1a)
=======================================================================================================
Louisiana                      Louisiana Public Facilities Authority Revenue
(continued)                      (Christus Health - Series B) CP:
                 $21,000,000      1.30% due 11/06/2002 ................................   $21,000,000
                  20,000,000      1.45% due 11/12/2002 ................................    20,000,000
                  10,000,000      1.42% due 11/13/2002 ................................    10,000,000
                  11,975,000   Louisiana Public Facilities Authority Revenue
                                 (Equipment & Capital Facilities Loan Project - Series
                                 A) VRDN 1.95% due 07/01/2023 (a) .....................    11,975,000
                  11,435,000   Louisiana State University & Agricultural & Mechanical
                                 College Board VRDN 1.95% due 07/01/2032 (a) ..........    11,435,000
                   9,500,000   New Orleans, Louisiana Finance Authority S/F Mortgage
                                 Revenue Notes (Series R-2) FXRDN 1.49%
                                 due 03/13/2003 (a) ...................................     9,500,000
-------------------------------------------------------------------------------------------------------
Maine --           1,630,000   Gray, Maine Revenue (Advance Realty Project) VRDN
 0.7%                            1.90% due 10/01/2011 (a) .............................     1,630,000
                     430,000   Lewiston, Maine Revenue (Geiger Brothers Project)
                                 VRDN 1.65% due 09/01/2004 (a) ........................       430,000
                  25,135,000   Maine Finance Authority Revenue (Jackson Lab Issue
                                 2002) VRDN 1.90% due 07/01/2031 (a) ..................    25,135,000
                   1,500,000   Millinocket, Maine Revenue (Gardner Chipmills Project)
                                 VRDN 2.10% due 03/01/2005 (a) ........................     1,500,000
                   4,265,000   Portland, Maine Revenue Obligation (Grass Properties &
                                 Applicators) VRDN 2.00% due 10/01/2020 (a) ...........     4,265,000
                   3,190,000   Topsham, Maine Revenue (Village Candle Inc.) VRDN
                                 2.10% due 08/01/2013 (a) .............................     3,190,000
                   4,625,000   Trenton, Maine Revenue (The Talaria Co. Project)
                                 VRDN 2.10% due 10/15/2015 (a) ........................     4,625,000
-------------------------------------------------------------------------------------------------------
Maryland --       15,000,000   Anne Arundel County, Maryland (Series A) BAN 1.40%
0.3%                             due 11/18/2002 .......................................    15,000,000
                   5,250,000   Anne Arundel County, Maryland PCR (Baltimore Gas &
                                 Electric) FXRDN 2.20% due 07/01/2014 (a) .............     5,250,000
-------------------------------------------------------------------------------------------------------
Massachusetts --   9,534,000   Clipper Tax-Exempt Trust -- Massachusetts Turnpike
5.3%                             Authority (Series 2000-2) FXRDN 1.60%
                                 due 01/21/2002 (a) ...................................     9,534,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)

=======================================================================================================
                                                                                              Value
                 Face Amount                     Issue                                      (Note 1a)
=======================================================================================================
Massachusetts    $15,420,000   Clipper Tax-Exempt Trust Housing Finance Authority
(continued)                      (Series 2000-5) VRDN 1.95% due 12/30/2004 (a) .........   $15,420,000
                  18,100,000   Freetown & Lakeville Massachusetts School District
                                 BAN 2.75% due 07/03/2003 ..............................    18,221,299
                  20,000,000   Masconomet Massachusetts Regional School District
                                 BAN 2.25% due 02/14/2003 ..............................    20,036,686
                  42,200,000   Massachusetts State (Series A) VRDN 2.10%
                                 due 09/01/2016 (a) ....................................    42,200,000
                  10,000,000   Massachusetts State Development Finance Agency
                                 Revenue (Assumption College - Series A) VRDN
                                 1.78% due 03/01/2032 (a) ..............................    10,000,000
                   3,030,00    Massachusetts State Development Finance Agency
                                 Revenue (Cambridge Isotope Labs Inc.) VRDN 1.95%
                                 due 06/01/2015 (a) ....................................     3,030,000
                  11,000,000   Massachusetts State Development Finance Agency
                                 Revenue (Gordon College) VRDN 1.78%
                                 due 09/01/2032 (a) ....................................    11,000,000
                   7,820,000   Massachusetts State Development Finance Agency
                                 Revenue (Series A) VRDN 1.85% due 10/01/2025 (a) ......     7,820,000
                  25,000,000   Massachusetts State Development Finance Agency
                                 Revenue (Suffork University Asset Guaranty) VRDN
                                 1.93% due 07/01/2032 (a) ..............................    25,000,000
                   2,500,000   Massachusetts State Development Finance Agency
                                 Revenue (Walnut Hill School District) VRDN 1.80%
                                 due 07/01/2032 (a) ....................................     2,500,000
                  29,000,000   Massachusetts State Floater Certificate (Series 716-D)
                                 VRDN 1.95% due 02/01/2015 (a) .........................    29,000,000
                   4,865,000   Massachusetts State Health & Educational Facilities
                                 Authority Revenue (Becker College - Series A-1)
                                 VRDN 1.85% due 07/01/2028 (a) .........................     4,865,000
                  15,000,000   Massachusetts State Merlots (Series A-51) VRDN 1.89%
                                 due 08/01/2020 (a) ....................................    15,000,000
                  41,000,000   Massachusetts State Water Resource Authority (Series A)
                                 VRDN 2.05% due 08/01/2028 (a) .........................    41,000,000
                   8,685,000   Merrimack Valley, Massachusetts Regional Transit
                                 Authority RAN 2.75% due 06/30/2003 ....................     8,739,003

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)

=======================================================================================================
                                                                                              Value
                 Face Amount                         Issue                                   (Note 1a)
=======================================================================================================
Massachusetts    $16,400,000   Municipal Securities Trust Certificates -- Massachusetts
(continued)                      State Port Authority SPL Facility DDN 2.05%
                                 due 04/28/2016 (a) ...................................    $16,400,000
                  15,000,000   Ralph C Mahar Regional School District Massachusetts
                                 BAN 2.75% due 07/15/2003 .............................     15,105,416
                               Springfield, Massachusetts BAN:
                  10,000,000    3.00% due 02/21/2003 ..................................     10,039,200
                   7,015,000    3.00% due 06/20/2003 ..................................      7,069,535
                  12,500,000    3.00% due 06/30/2003 ..................................     12,614,113
-------------------------------------------------------------------------------------------------------
Michigan --        7,270,000   Chelsea, Michigan Economic Development Corp.
2.0%                             Revenue (Silver Maples of Chelsea) VRDN 1.90%
                                 due 05/15/2028 (a) .....................................    7,270,000
                   9,255,000   Dearborn, Michigan Economic Development Corp.
                                 Revenue (Henry Ford Village Inc. Project) VRDN
                                 1.90% due 10/01/2023 (a) ...............................    9,255,000
                  14,725,000   Detroit, Michigan City School District Merlots (Series
                                 A-113) VRDN 1.94% due 07/01/2029 (a) ...................   14,725,000
                  10,390,000   Eastern Michigan University Revenue DDN 2.00%
                                 due 06/01/2027 (a) .....................................   10,390,000
                  16,200,000   Michigan State Higher Educational Facilities Authority
                                 Revenue (Ave Maria School of Law Project) VRDN
                                 1.90% due 08/01/2026 (a) ...............................   16,200,000
                   3,000,000   Michigan State Higher Educational Facilities Authority
                                 Revenue Davenport University Project) VRDN 1.85%
                                 due 08/01/2027 (a) .....................................    3,000,000
                  12,995,000   Michigan State Hospital Finance Authority Revenue
                                 Merlots (Series K) VRDN 2.14% due 11/15/2023 (a) .......   12,995,000
                   3,890,000   Michigan State Hospital Finance Authority Revenue
                                 (Chelsea Community Hospital) VRDN 1.90%
                                 due 05/15/2031 (a) .....................................    3,890,000
                  10,000,000   Michigan State Hospital Finance Authority Revenue
                                 (Crittenton - Series B) VRDN 1.90%
                                 due 03/01/2027 (a) .....................................   10,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)

=======================================================================================================
                                                                                             Value
                Face Amount                            Issue                               (Note 1a)
=======================================================================================================
Michigan         $ 4,230,000   Michigan State Strategic Fund Limited Obligation
(continued)                      Revenue (Weller Truck Parts Project) VRDN 2.00%
                                 due 10/01/2029 (a) ...................................    $ 4,230,000
                   4,900,000   Michigan State Strategic Fund Limited Obligation
                                 Revenue (AVL North America Inc. Project) VRDN
                                 2.10% due 04/01/2011 (a) .............................      4,900,000
                   7,200,000   Michigan State Strategic Fund Limited Obligation
                                 Revenue (Sur-Flo Plastics Inc. Project) VRDN 2.00%
                                 due 08/01/2025 (a) ...................................      7,200,000
                   3,000,000   Michigan State Strategic Fund Limited Obligation
                                 Revenue (WE Upjohn Institute Project) VRDN 1.85%
                                 due 06/01/2012 (a) ...................................      3,000,000
                   4,910,000   Oakland County, Michigan Economic Development Corp
                                 Limited Obligation Revenue (Su Dan Co. Project)
                                 VRDN 2.00% due 07/01/2024 (a) ........................      4,910,000
                  10,330,000   Oakland County, Michigan Economic Development Corp
                                 Limited Obligation Revenue (Pontiac Vision Schools
                                 Project) VRDN 1.90% due 07/01/2024 (a) ...............     10,330,000
-------------------------------------------------------------------------------------------------------
Minnesota --       2,800,000   Hennepin County, Minnesota Housing and
0.1%                             Redevelopment Authority M/F Revenue (Stone Arch
                                 Apartments Project) VRDN 2.05%
                                 due 04/15/2035 (a) ...................................      2,800,000
-------------------------------------------------------------------------------------------------------
Mississippi --    16,750,000   Harrison County, Mississippi Pollution Central Revenue
1.8%                            (Mississippi Power Co. Project) DDN 2.05%
                                due 12/01/2022 (a) ...................................      16,750,000
                  12,500,000   Mississippi Home Corp. Lease Purchase Revenue VRDN
                                1.95% due 10/01/2007 (a) .............................      12,500,000
                  17,500,000   Mississippi Home Corp. S/F Revenue Floaters
                                (Series 714) VRDN 2.00% due 10/03/2005 (a) ...........      17,500,000
                   9,400,000   Mississippi State Business Finance Corp. Revenue
                                (Mississippi Power Co.) VRDN 2.10%
                                due 12/01/2027 (a) ...................................       9,400,000
                   7,700,000   Mississippi State Business Finance Corp. Revenue Solid
                                Waste Disposal Revenue (Mississippi Power Co.)
                                DDN 2.00% due 05/01/2028 (a) .........................       7,700,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)

=======================================================================================================
                                                                                             Value
                 Face Amount                           Issue                               (Note 1a)
=======================================================================================================
Mississippi                    Mississippi State Hospital Equipment & Facilities
(continued)                      Authority Revenue (North Mississippi Health
                                 Services - Series 1) CP:
                 $28,090,000     1.40% due 11/07/2002 ..................................   $28,090,000
                  14,985,000     1.35% due 11/08/2002 ..................................    14,985,000
-------------------------------------------------------------------------------------------------------
Missouri --        5,000,000   Berkeley, Missouri IDA Revenue (Wetterau Project)
1.0%                             VRDN 1.90% due 07/01/2008 (a) ..........................    5,000,000
                   3,600,000   Cabool, Missouri IDA IDR (Ameriduct Worldwide Inc.
                                 Project) VRDN 2.20% due 05/01/2010 (a) .................    3,600,000
                   1,500,000   Missouri State Development Finance Board IDR
                                 (Filtration Group Inc.) VRDN 2.10%
                                 due 03/01/2012 (a) .....................................    1,500,000
                  26,550,000   Missouri State Health & Higher Educational Facilities
                                 Authority Revenue (Bethesda Health Group - Series A)
                                 DDN 2.05% due 08/01/2031 (a) ...........................   26,550,000
                               Missouri State Health & Higher Educational Facilities
                                 Authority Revenue (Pooled Hospital Loan Program)
                                 VRDN:
                  10,215,000     (Series B) 1.95% due 08/01/2029 (a) ....................   10,215,000
                   4,160,000     (Series C) 1.95% due 08/01/2029 (a) ....................    4,160,000
                   8,000,000   Saint Louis County, Missouri IDA Industrial Revenue
                                 (Wetterau Inc Project) VRDN 1.90%
                                 due 12/01/2003 (a) .....................................    8,000,000
                   1,500,000   Sikeston, Missouri IDA Revenue (Heritage American
                                 Homes LP/North Ridge Homes Inc. Project) VRDN
                                 2.10% due 07/01/2009 (a) ...............................    1,500,000
-------------------------------------------------------------------------------------------------------
Montana --         5,000,000   Anaconda Deer Lodge County, Montana Environmental
0.1%                             Facility -- ARCO DDN 2.05% due 10/01/2037 (a) ..........    5,000,000
-------------------------------------------------------------------------------------------------------
Nevada --         19,400,000   Clark County, Nevada IDR (Nevada Cogeneration I
1.0%                             Project) DDN 2.00% due 11/01/2020 (a) ..................   19,400,000
                  10,700,000   Clark County, Nevada IDR (Nevada Cogeneration
                                 Association II Project) VRDN 2.05%
                                 due 12/01/2022 (a) .....................................   10,700,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)

=======================================================================================================
                                                                                             Value
                 Face Amount                           Issue                               (Note 1a)
=======================================================================================================
Nevada           $11,290,000   Eagle Tax-Exempt Trust -- Clark County, Nevada
(continued)                      School District (Series 962804) VRDN 1.94%
                                 due 06/15/2015 (a) .................................      $11,290,000
                  16,855,000   Truckee Meadows, Nevada Water Authority Revenue
                                 (Municipal Security Trust Receipts - Series SGA 137)
                                 DDN 2.05% due 07/01/2030 (a) .......................       16,855,000
-------------------------------------------------------------------------------------------------------
New               12,125,000   New Hampshire Higher Educational & Health Facility
Hampshire --                     Authority Revenue (VHA New England Inc. - Series
1.7%                             G) VRDN 1.70% due 12/01/2025 (a) ...................       12,125,000
                               New Hampshire State Business Finance Authority PCR
                                 (New England Power Co Project - Series A) CP:
                  25,000,000      1.55% due 11/26/2002 ..............................       25,000,000
                  35,850,000      1.55% due 12/10/2002 ..............................       35,850,000
                  21,000,000      1.90% due 01/22/2003 ..............................       21,000,000
                   3,525,000   New Hampshire State Business Finance Authority
                                 Industrial Facilities Revenue (Nim-Cor Inc.) VRDN
                                 2.00% due 11/01/2009 (a) ...........................        3,525,000
                   2,400,000   New Hampshire State Business Finance Authority
                                 Industrial Facilities Revenue (JMT Properties LLC)
                                 VRDN 2.10% due 07/01/2018 (a) ......................        2,400,000
                   3,870,000   New Hampshire State Business Finance Authority
                                 Revenue (Montgomery Wire Corp.) VRDN 2.00%
                                 due 02/01/2014 (a) .................................        3,870,000
 -------------------------------------------------------------------------------------------------------
New York --       10,000,000   Middle Country Center School District New York TAN
1.7%                             2.75% due 06/26/2003 ...............................       10,070,271
                  12,000,000   Monroe County, New York RAN 2.50%
                                 due 04/15/2003 .....................................       12,053,776
                  11,500,000   New York State Housing Finance Agency Service
                                 Contract Obligation Revenue (Series A) 2.25%
                                 due 03/15/2027 (a) .................................       11,500,000
                  30,909,600   Solvay, New York Unified Free School District BAN
                                 2.75% due 07/18/2003 ...............................       31,149,110
                   5,000,000   South Huntington, New York Unified Free School
                                 District TAN 2.50% due 06/26/2003 ..................        5,028,835

See Notes to Financial Statements.

 -------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)

=======================================================================================================
                                                                                              Value
                 Face Amount                             Issue                              (Note 1a)
=======================================================================================================
New York         $25,000,000   Starpoint Center, New York School District BAN 2.75%
(continued)                      due 06/27/2003 ........................................... $25,161,990
                  10,687,000   Walton, New York Center School District BAN 2.75%
                                 due 06/27/2003 ...........................................  10,756,128
 ------------------------------------------------------------------------------------------------------
North             21,895,000   North Carolina Medical Care Community Health Care
Carolina --                      Facilities Revenue (Carol Woods Project) DDN 2.10%
0.6%                             due 04/01/2031 (a) .......................................  21,895,000
                  14,000,000   North Carolina Municipal Securities Trust Certificates --
                                 Class A - (Series 2001-125) DDN 2.05%
                                 due 07/23/2015 (a) .......................................  14,000,000
 ------------------------------------------------------------------------------------------------------
North Dakota --   18,460,000   Ward County, North Dakota Health Care Facilitie
0.3%                             Revenue (Trinity Obligation Group Series - A) DDN
                                 2.00 % due 07/01/2029 (a) ................................  18,460,000
 ------------------------------------------------------------------------------------------------------
Ohio --            6,370,000   Akron, Ohio Metropolitan Housing Authority Facilities
5.7%                             Revenue (Administration Building Project) VRDN
                                 1.90% due 04/01/2018 (a) .................................   6,370,000
                   7,900,000   Beachwood, Ohio City School District BAN 2.00%
                                 due 01/30/2003 ...........................................   7,907,667
                  14,200,000   Cincinnati, Ohio City School District BAN 2.25%
                                 due 09/11/2003 ...........................................  14,295,056
                   2,940,000   Clinton County, Ohio Hospital Revenue (Capital Asset
                                 Incorporate Pooled Loan) VRDN 2.10%
                                 due 06/01/2028 (a) .......................................   2,940,000
                  12,805,000   Clinton County, Ohio Hospital Revenue (Capital Asset
                                 Incorporate Pooled Loan) VRDN 1.95%
                                 due 07/01/2029 (a) .......................................  12,805,000
                   8,571,000   Clipper Tax-Exempt Trust -- Ohio Housing Finance
                                 Agency (Series 2000-4) VRDN 2.10%
                                 due 12/23/2003 (a) .......................................   8,571,000
                  10,535,000   Cuyahoga County, Ohio Hospital Facilities Revenue
                                 (Jennings Center) VRDN 1.90% due 11/01/2023 (a) ..........  10,535,000
                   5,000,000   Cuyahoga County, Ohio Hospital Facilities Revenue
                                 (Sisters of Charity Health System) VRDN 1.90%
                                 due 11/01/2030 (a) .......................................   5,000,000

See Notes to Financial Statements.

 -------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)

=======================================================================================================
                                                                                             Value
                 Face Amount                            Issue                              (Note 1a)
=======================================================================================================
Ohio             $ 2,285,000   Cuyahoga County, Ohio M/F Revenue (St. Vitus
(continued)                      Village Apartments Project) VRDN 1.95%
                                 due 06/01/2022 (a) .....................................  $ 2,285,000
                   3,500,000   Eagle Tax-Exempt Trust -- Ohio Water Development
                                 Authority (Ohio Edison) VRDN 1.94%
                                 due 07/01/2015 (a) .....................................    3,500,000
                   4,800,000   Eagle Tax-Exempt Trust -- Ohio Edison (Series 953509)
                                 VRDN 1.94% due 07/01/2015 (a) ..........................    4,800,000
                  15,000,000   Eagle Tax-Exempt Trust -- Cleveland Water (Series
                                 983501) VRDN 1.94% due 01/01/2025 (a) ..................   15,000,000
                  22,065,000   Eagle Tax-Exempt Trust -- Ohio State Turnpike Revenue
                                 (Series 983502) VRDN 1.94% due 02/15/2020 (a) ..........   22,065,000
                   4,725,000   Franklin County, Ohio M/F Revenue (Community
                                 Housing Network) VRDN 1.95% due 03/01/2027 (a)              4,725,000
                   8,000,000   Geauga County, Ohio Revenue (Sisters of Notre Dame
                                 Project) VRDN 1.95% due 08/01/2016 (a) .................    8,000,000
                   8,000,000   Hamilton County, Ohio EDR (Contemporary Arts
                                 Center) VRDN 1.84% due 11/01/2021 (a) ..................    8,000,000
                  13,750,000   Hamilton County, Ohio Hospital Facilities Revenue
                                 (Children's Hospital Medical Center) VRDN 1.85%
                                 due 05/15/2017 (a) .....................................   13,750,000
                   9,460,000   Hamilton County, Ohio Hospital Facilities Revenue
                                 (Drake Center Inc. - Series A) VRDN 1.85%
                                 due 06/01/2019 (a) .....................................    9,460,000
                   3,310,000   Indian Hill, Ohio EDR (Cincinnati Country Day School)
                                 VRDN 1.83% due 05/01/2019 (a) ..........................    3,310,000
                   5,080,000   Licking County, Ohio IDR (Renosol Corp. Project)
                                 VRDN 2.00% due 06/01/2030 (a) ..........................    5,080,000
                   3,945,000   Lucas-Beacon Place Housing Development Corp. M/F
                                 Revenue (Beacon Place Apartments Project) FXRDN
                                 1.65% due 03/15/2003 (a) ...............................    3,945,000
                   2,275,000   Mentor, Ohio IDR (Risch Investments/Roll-Kraft Project)
                                 VRDN 2.10% due 08/01/2017 (a) ..........................    2,275,000
                  12,275,000   Middleburg Heights, Ohio Hospital Revenue (Southwest
                                 General Health) VRDN 1.90% due 08/15/2022 (a) ..........   12,275,000

See Notes to Financial Statements.

 -------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)

=======================================================================================================
                                                                                           Value
                 Face Amount                             Issue                            (Note 1a)
=======================================================================================================
Ohio             $ 5,000,000   Montgomery County, Ohio EDR (Benjamin & Marian
(continued)                      Project - Series A) VRDN 1.95% due 04/01/2011 (a) .....  $ 5,000,000
                               Montgomery County, Ohio Health Revenue
                                 (Miami Valley Hospital - Series 1998-B) CP:
                  25,000,000     1.45% due 11/07/2002 ..................................   25,000,000
                  20,750,000     1.45% due 11/07/2002 ..................................   20,750,000
                  40,000,000     1.45% due 12/09/2002 ..................................   40,000,000
                  11,000,000   Northwest Ohio Local School District BAN 2.25%
                                 due 12/03/2002 ........................................   11,006,649
                   5,400,000   Ohio Housing Finance Agency Revenue ROC
                                 (Series II-R-187) VRDN 1.97% due 09/01/2007 (a) .......    5,400,000
                   2,510,000   Ottawa County, Ohio IDR (Adrian Sand & Stone Inc.
                                 Project) VRDN 2.10% due 10/01/2008 (a) ................    2,510,000
                   5,101,000   Patrick Henry, Ohio Local School District Improvement
                                 Notes BAN 2.67% due 12/19/2002 ........................    5,108,420
                   8,845,000   Port Authority of Columbiana County, Ohio IDR
                                 (GEI of Columbiana Inc. Project) VRDN 2.10%
                                 due 06/01/2022 (a) ....................................    8,845,000
                   7,075,000   Richland County, Ohio Revenue (Mansfield Area YMCA
                                 Project) VRDN 1.95% due 11/01/2019 (a) ................    7,075,000
                   8,275,000   Trumbull County, Ohio BAN 2.80% due 04/10/2003 ..........    8,289,147
                   5,200,000   Willoughby, Ohio IDR (Kennedy Group Inc. Project)
                                 VRDN 2.10% due 09/01/2018 (a) .........................    5,200,000
                   1,740,000   Wood County, Ohio IDR (GHT Property Management
                                 LLC Project) VRDN 2.10% due 08/01/2019 (a) ............    1,740,000
                   2,805,000   Wood County, Ohio IDR (TL INDS & AMPP Inc.
                                 Project) VRDN 2.10% due 05/01/2011 (a) ................    2,805,000
                  13,000,000   Youngstown, Ohio School District BAN 2.75%
                                 due 04/10/2003 ........................................   13,019,432
 ------------------------------------------------------------------------------------------------------
Oklahoma --        5,820,000    Comanche County, Oklahoma Home Finance S/F
0.7%                             Revenue Notes (Series C-R2) FXRDN 1.49%
                                 due 12/11/2003 (a) ....................................    5,820,000
                  38,800,000   Oklahoma County, Oklahoma Finance Authority
                                 Revenue (Oklahoma County Housing Preservation)
                                 VRDN 2.20% due 01/01/2033 (a) .........................   38,800,000
-------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)

=======================================================================================================
                                                                                            Value
                 Face Amount                            Issue                             (Note 1a)
=======================================================================================================
Oregon --        $10,000,000   ABN-AMRO Muni Tops -- Portland, Oregon (Series
1.3%                             2001-4) VRDN 1.91% due 06/01/2009 (a) ................  $10,000,000
                   5,415,000   Clackamas County, Oregon Health Facilities Authority
                                 Hospital Revenue Floaters (Series 689) VRDN 2.00%
                                 due 12/25/2005 (a) ...................................    5,415,000
                   2,432,400   Oregon State EDR (Sheffer Corp. Project - Series 185)
                                 VRDN 1.95% due 12/01/2013 (a) ........................    2,432,400
                               Oregon State EDR (Newsprint Co. Project) DDN
                  21,900,000    (Series 197) 2.10% due 08/01/2025 (a) .................   21,900,000
                   2,620,000    (Series 197) 2.10% due 12/01/2025 (a) .................    2,620,000
                  18,600,000    (Series 202) 2.10% due 04/01/2026 (a) .................   18,600,000
                  11,000,000    (Series 203) 2.10% due 12/01/2026 (a) .................   11,000,000
                   5,450,000   Oregon State Health, Housing, Educational & Cultural
                                 Facilities Authority (Assumption Village Project -
                                 Series A) VRDN 1.90% due 03/01/2033 (a) ..............    5,450,000
 ------------------------------------------------------------------------------------------------------
 Pennsylvania --               Dauphin County, Pennsylvania General Authority
 3.0%                            Revenue (School District Pooled Finance) VRDN
                                 1.95% due 09/01/2032 (a) .............................   43,005,000
                  47,000,000   Emmaus, Pennsylvania General Authority Revenue
                                 (Loan Program - Series A) VRDN 1.90%
                                 due 03/01/2030 (a) ...................................   47,000,000
                               Emmaus, Pennsylvania General Authority Revenue
                                 (Local Government Pool) VRDN:
                  13,200,000    (Series C-8) 1.90% due 03/01/2024 (a) .................   13,200,000
                   8,900,000    (Series H-16) 1.90% due 03/01/2024 (a) ................    8,900,000
                  10,000,000    (Series E-18) 1.90% due 03/01/2024 (a) ................   10,000,000
                  19,300,000   Municipal Securities Trust Certificates -- Pennsylvania
                                 State -- Class A - (Series 110) DDN 2.05%
                                 due 08/17/2010 (a) ...................................   19,300,000
                   9,610,000   New Garden, Pennsylvania General Authority Municipa
                                 Revenue (Municipal Pooled Financing Program)
                                 VRDN 1.95% due 11/01/2029 (a) ........................    9,610,000
                  23,000,000   Philadelphia, Pennsylvania School District TRAN 2.75%
                                 due 06/30/2003 .......................................   23,187,548

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)

=======================================================================================================
                                                                                              Value
                 Face Amount                             Issue                               (Note 1a)
=======================================================================================================
Pennsylvania     $ 5,787,500   Philadelphia, Pennsylvania School District Floaters
(continued)                      (Series 496) VRDN 1.90% due 04/01/2027 (a) .............  $ 5,787,500
-------------------------------------------------------------------------------------------------------
Rhode Island --    2,800,000   Rhode Island State Health & Educational Building Corp.
0.2%                             Revenue (La Salle Academy) VRDN 1.85%
                                 due 03/01/2029 (a) .....................................    2,800,000
                   2,520,000    Rhode Island State Housing & Mortgage Finance M/F
                                 Corp. (Smith Building Development Corp.) VRDN
                                 1.90% due 12/01/2028 (a) ...............................    2,520,000
                   2,400,000    Rhode Island State Industrial Facilities Corporation IDR
                                 (Capital Development Corp. Project) VRDN 1.55%
                                 due 11/01/2005 (a) .....................................    2,400,000
                   2,400,000    Rhode Island State Industrial Facilities Corporation IDR
                                 (Beta Realty Corp.) VRDN 2.00% due 12/01/2019 (a)           2,400,000
                   1,050,000    Rhode Island State Industrial Facilities Corporation IDR
                                 (Gardener Specialty - A) VRDN 2.15%
                                 due 05/01/2021 (a) .....................................    1,050,000
-------------------------------------------------------------------------------------------------------
South              6,000,000   Berkeley County, South Carolina Exempt Facilities
Carolina --                     Industrial Revenue (Amoco Chemical Co. Project)
1.4%                            DDN 2.05% due 04/01/2027 (a) ............................    6,000,000
                  20,000,000   Florence County, South Carolina Solid Waste Disposal.
                                & Wastewater Treatment Facilities Revenue
                                (Roche Carolina Inc. Project) DDN 2.05%
                                due 04/01/2028 (a) ......................................   20,000,000
                  10,000,000   South Carolina EDA Health Facilities Revenue
                                (Episcopal Church Home) VRDN 1.95%
                                due 04/01/2027 (a) ......................................   10,000,000
                   2,150,000   South Carolina EDA Revenue (Defiance Metal Products
                                Project) VRDN 2.10% due 02/01/2012 (a) ..................    2,150,000
                   1,775,000   South Carolina EDA Revenue (Parkway Products Inc.
                                Project) VRDN 1.95% due 11/01/2007 (a) ..................    1,775,000
                   5,565,000   South Carolina EDA Revenue (Performance Friction
                                Corp. Project) VRDN 1.94% due 06/01/2012 (a) ............    5,565,000
                   6,095,000   South Carolina EDA IDR (Core Materials Corp. Project)
                                VRDN 2.10% due 04/01/2013 (a) ...........................    6,095,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)

=======================================================================================================
                                                                                              Value
                 Face Amount                            Issue                               (Note 1a)
=======================================================================================================
South Carolina   $11,100,000   South Carolina Transportation Infrastructure Bank
(continued)                      Revenue Municipal Securities Trust (SGA 116) DDN
                                 2.05% due 10/01/2027 (a) .............................   $11,100,000
                  21,750,000   York County, South Carolina PCR (Duke Power Co.
                                 Project) CP 1.40% due 11/14/2002 .....................    21,750,000
-------------------------------------------------------------------------------------------------------
Tennessee --                   Blount County, Tennessee Public Building Authority
7.5%                             (Local Government Public Improvement) DDN:
                  20,000,000    (SeriesA-1-A) 2.00% due 06/01/2031 (a) ................    20,000,000
                  11,500,000    (SeriesA-1-C) 2.00% due 06/01/2017 (a) ................    11,500,000
                  11,175,000    (SeriesA-2-A) 2.00% due 06/01/2030 (a) ................    11,175,000
                  10,000,000    (SeriesA-2-B) 2.00% due 06/01/2025 (a) ................    10,000,000
                  10,000,000    (SeriesA-2-D) 2.00% due 06/01/2026 (a) ................    10,000,000
                  19,775,000   Johnson County, Tennessee Municipal Securities Trust
                                 (SGA 45) DDN 2.05% due 05/01/2021 (a) ................    19,775,000
                   7,430,000   Knox County, Tennessee Health, Educational & Housing
                                 Facilities Board Revenue (Cookeville Regional Project -
                                 Series A-2) VRDN 10/01/2026 (a) ......................     7,430,000
                   9,165,000   Knox County, Tennessee Health, Educational & Housing
                                 Facilities Board Revenue (Laughlin Memorial Hospital
                                 - Series A-1) VRDN 1.95% due 11/01/2024 (a) ..........     9,165,000
                   8,000,000   Knox County, Tennessee Health, Educational & Housing
                                 Facilities Board Revenue (Baptist Hospital System
                                 Project) VRDN 1.95% due 04/01/2027 (a) ...............     8,000,000
                  50,000,000   Memphis, Tennessee Health, Educational & Housing
                                 Facilities Board Revenue (Not-For-Profit M/F Project)
                                 VRDN 2.30% due 07/01/2032 (a) ........................    50,000,000
                   1,090,000   Nashville & Davidson County, Tennessee IDB Revenue
                                 (Gibson Guitar Project) VRDN 2.05%
                                 due 03/01/2011 (a) ...................................     1,090,000
                   2,240,000   Nashville & Davidson County, Tennessee IDB Revenue
                                 (Hickory M/F Housing Revenue) VRDN 1.90%
                                 due 06/01/2015 (a) ...................................     2,240,000
                               Sevier County, Tennessee Public Building Authority
                                 (Local Government PublicImprovement) DDN:
                  27,715,000     (Series IV-1) 2.00% due 06/01/2023 (a) ...............    27,715,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)

=======================================================================================================
                                                                                              Value
                 Face Amount                           Issue                                 (Note 1a)
=======================================================================================================
Tennessee        $ 3,000,000   (Series IV-3) 2.00% due 06/01/2025 (a) .................    $ 3,000,000
(continued)        8,395,000     (Series IV-A-2) 2.00% due 06/01/2025 (a) .............      8,395,000
                   5,900,000     (Series IV-B-5) 2.00% due 06/01/2022 (a) .............      5,900,000
                   6,300,000     (Series IV-E-2) 2.00% due 06/01/2021 (a) .............      6,300,000
                   5,100,000     (Series IV-F-2) 2.00% due 06/01/2020 (a) .............      5,100,000
                  10,000,000     (Series IV-G-1) 2.00% due 06/01/2026 (a) .............     10,000,000
                   7,000,000     (Series IV-G-3) 2.00% due 06/01/2022 (a) .............      7,000,000
                   6,950,000     (Series IV-H-2) 2.00% due 06/01/2027 (a) .............      6,950,000
                   5,000,000     (Series IV-I-3) 2.00% due 06/01/2015 (a) .............      5,000,000
                               Shelby County, Tennessee ECN CP:
                   6,200,000     (Series 2001) 1.50% due 12/05/2002 ...................      6,200,000
                   7,000,000     (Series 2001) 1.0% due 12/02/2002 ....................      7,000,000
                  16,600,000     (Series 2001) 1.50% due 12/09/2002 ...................     16,600,000
                  33,000,000     (Series 2001) 1.45% due 11/01/2002 ...................     33,000,000
                  22,000,000     (Series 2000A) 1.35% due 11/08/2002 ..................     22,000,000
                  24,000,000     (Series 2000A) 1.45% due 12/02/2002 ..................     24,000,000
                  42,200,000     (Series 2000A) 1.90% due 11/05/2002 ..................     42,200,000
                  17,000,000     (Series 2001A) 1.50% due 12/05/2002 ..................     17,000,000
                  10,000,000   Shelby County, Tennessee Health Educational &
                                 Housing Facilities Board Hospital Revenue (Baptist
                                 Memorial Hospital) CP 1.45% due 11/01/2002 ...........     10,000,000
                   8,750,000   Tennessee Housing Development Agency S/F Mortgage
                                 Notes (CN R2) FXRDN 1.40% due 12/12/2002 (a) .........      8,750,000
                  26,000,000   Tennessee State Local Development Authority Revenue
                                 (State Loan Program - Series A) BAN 2.75%
                                 due 06/11/2003 .......................................     26,168,720
-------------------------------------------------------------------------------------------------------
Texas --          24,884,000   ABN-AMRO Muni Tops -- Texas A&M University
14.2%                            Revenue (Series 1999-5) FXRDN 1.60%
                                 due 05/01/2003 (a) ...................................     24,884,000
                  15,750,000   ABN-AMRO Muni Tops -- Houston, Texas Airport
                                 System (Series 1998-15) VRDN 1.94%
                                 due 07/05/2006 (a) ...................................     15,750,000
                  20,000,000   ABN-AMRO Muni Tops -- Dallas, Texas Waterworks
                                 & Sewer Systems Revenue (Series 1998-19) VRDN
                                 1.94% due 07/04/2007 (a) .............................     20,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)

=======================================================================================================
                                                                                              Value
                 Face Amount                             Issue                              (Note 1a)
=======================================================================================================
Texas            $ 9,000,000   ABN-AMRO Muni Tops -- San Antonio, Texas Electric
(continued)                      & Gas Revenue (Series 1998-22) VRDN 1.91%
                                 due 01/02/2007 (a) .....................................  $ 9,000,000
                   9,510,000   ABN-AMRO Muni Tops -- Keller, Texas Independent
                                 School District (Series 2001-26) FXRDN 1.91%
                                 due 07/01/2009 (a) .....................................    9,510,000
                  11,935,000   Bexar County, Texas Revenue Floats CTFS (Series 454)
                                 VRDN 1.93% due 08/15/2008 (a) ..........................   11,935,000
                  13,500,000   Brazos River Authority Texas PCR (TXU Energy Co.
                                 Project - Series A) VRDN 1.95% due 05/01/2037 (a) ......   13,500,000
                  17,900,000   Brazos River, Texas Harbor Navigator District (Brazoria
                                 County Environmental Facilities Revenue Joint Venture
                                 Project) DDN 2.10% due 09/01/2018 (a) ..................   17,900,000
                  20,000,000   Brazos River, Texas Harbor Navigator District(BASF
                                 Corp. Project) VRDN 1.95% due 04/01/2037 (a) ...........   20,000,000
                   3,300,000   Calhoun County, Texas Naval District PCR (Formosa
                                 Plastics Corp. Project) VRDN 1.90%
                                 due 09/01/2032 (a) .....................................    3,300,000
                   5,085,000   Dallas Fort Worth, Texas International Airport Revenue
                                 Merlots (Series A-13) VRDN 1.99%
                                 due 11/01/2011 (a) .....................................    5,085,000
                  13,350,000   Dickinson, Texas Independent School District Municipal
                                 Securities Trust Receipts (SGA 94) DDN 2.05%
                                 due 02/15/2028 (a) .....................................   13,350,000
                  12,000,000   Eagle Tax-Exempt Trust -- Texas State Turnpike
                                 Authority (Series 02-6004) VRDN 1.94%
                                 due 02/15/2020 (a) .....................................   12,000,000
                               Gulf Coast IDA, Environmental Facilities Revenue (Citgo
                                 Petroleum Corp. Project) DDN:
                  23,400,000     2.10% due 04/01/2029 (a) ...............................   23,400,000
                  12,000,000     2.10% due 03/01/2031 (a) ...............................   12,000,000
                               Gulf Coast IDA, Solid Waste Disposal Revenue (Citgo
                                 Petroleum Corp. Project) DDN:
                  21,400,000     2.10% due 04/01/2026 (a) ...............................   21,400,000
                   5,800,000     2.10% due 02/01/2032 (a) ...............................    5,800,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)

=======================================================================================================
                                                                                              Value
                Face Amount                            Issue                                (Note 1a)
=======================================================================================================
Texas            $ 2,000,000   Gulf Coast Waste Disposal Authority Texas Environment
(continued)                      Facilities Revenue (Waste Corp Texas Project) 2.05%
                                 due 09/01/2022 (a) ...................................    $ 2,000,000
                  12,500,000   Gulf Coast Waste Disposal Authority Texas Solid Waste
                                 Disposal Revenue (Air Products Project) 2.05%
                                 due 03/01/2035 (a) ...................................     12,500,000
                               Harris County, Texas IDC Solid Waste Disposal Revenue
                                 (Deer Park Project) DDN:
                   3,800,000     (Series - A) 2.15% due 02/01/2023 (a) ................      3,800,000
                  20,100,000     (Series - 95-A) 2.15% due 03/01/2023 (a) .............     20,100,000
                  12,500,000     (Series - 95-B) 2.15% due 03/01/2023 (a) .............     12,500,000
                  15,600,000     (Series - 15-C) 2.15% due 03/01/2023 (a) .............     15,600,000
                   9,845,000   Harris County, Texas Putters (Series 288) VRDN 2.00%
                                 due 08/15/2014 (a) ...................................      9,845,000
                  18,580,000   Houston, Texas Water & Sewer System Revenue Merlots
                                 (Series A-128) VRDN 1.94% due 12/01/2029 (a) .........     18,580,000
                  10,000,000   Houston, Texas Water & Sewer System Revenue Notes
                                 (Series A) CP 1.87% due 11/26/2002 ...................     10,000,000
                  28,500,000   Keller, Texas Independent School District Municipal
                                 Securities Trust Receipts (SGA 111) DDN 2.05%
                                 due 08/15/2030 (a) ...................................     28,500,000
                   2,400,000   Longview Texas Industrial Corp. Revenue (Collins
                                 Industries Inc. Project) VRDN 1.90%
                                 due 04/01/2009 (a) ...................................      2,400,000
                   3,900,000   Mesquite, Texas IDR (Morrison Products) VRDN 2.00%
                                 due 01/10/2010 (a) ...................................      3,900,000
                   4,800,000   Middle Rio Grande Housing Finance Corp. Texas S/F
                                 Revenue Floaters (Series 709) VRDN 2.00%
                                 due 08/02/2004 (a) ...................................      4,800,000
                   3,100,000   Midlothian, Texas IDC Exempt Facilities Revenue
                                 (Texas Industries Inc. Project) DDN 2.10%
                                 due 05/01/2029 (a) ...................................      3,100,000
                     820,000   Montgomery County, Texas IDC Revenue (Sawyer
                                 Research Products Inc.) VRDN 2.10%
                                 due 02/04/2015 (a) ...................................        820,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)

=======================================================================================================
                                                                                              Value
                 Face Amount                          Issue                                 (Note 1a)
=======================================================================================================
Texas            $13,460,000   Municipal Securities Trust Certificates -- Austin,
(continued)                      Texas -- Class A (Series 105) DDN 2.05%
                                 due 06/08/2020 (a) ...................................... $13,460,000
                  18,780,000   Municipal Securities Trust Certificates -- Houston, Texas
                                 Water -- Class A (Series 2001-111) DDN 2.05%
                                 due 05/17/2019 (a) ......................................  18,780,000
                  35,735,000   Municipal Securities Trust Certificates -- Houston, Texas
                                 Water -- Class A (Series 2001-123) DDN 2.05%
                                 due 02/24/2009 (a) ......................................  35,735,000
                   8,015,000   Municipal Securities Trust Certificates San Antonio
                                 Water -- Class A (Series 2001-131) DDN 2.05%
                                 due 05/09/2017 (a) ......................................   8,015,000
                   9,725,000   Municipal Securities Trust Certificates Perlin, Texas
                                 (Independent School House Board -- Class A (Series
                                 2001-141) DDN 2.05% due 03/08/2017 (a) ..................   9,725,000
                  37,100,000   Nueces River, Texas Industrial Development Authority
                                 PCR (San Miguel Electric Co-op) CP 1.85%
                                 due 01/08/2003 ..........................................  37,100,000
                  14,300,000   Port Arthur, Texas Naval District Environmental
                                 Facilities Revenue (Motiva Enterprises Project) VRDN
                                 2.15% due 12/01/2027 (a) ................................  14,300,000
                  10,000,000   Port Arthur, Texas Naval District IDC (Air Products &
                                 Chemicals Project) VRDN 2.05% due 04/01/2035 (a) ........  10,000,000
                   6,200,000   Port Corpus Christi, Texas IDC Sewer & Solid Waste
                                 Disposal Revenue (Citgo Petroleum Corp. Project)
                                 DDN 2.10% due 04/01/2026 (a) ............................   6,200,000
                   3,000,000   Port Corpus Christi, Texas IDC Environmental Facilities
                                 Revenue (Citgo Petroleum Corp. Project) VRDN
                                 2.10% due 08/01/2028 (a) ................................   3,000,000
                  25,000,000   Port Corpus Christi, Texas Solid Waste Disposal Revenue
                                 (Flint Hills Series - A) VRDN 2.35%
                                 due 07/01/2029 (a) ......................................  25,000,000
                  17,000,000   Tarrant County, Texas Health Facilities Development
                                 Corp. Revenue (Cumberland Rest Project) DDN
                                 2.05% due 08/15/2032 (a) ................................  17,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)

=======================================================================================================
                                                                                              Value
                Face Amount                           Issue                                 (Note 1a)
=======================================================================================================
Texas           $ 20,400,000   Texas Municipal Power Agency Revenue CP 1.50%
(continued)                      due 12/02/2002 .........................................  $ 20,400,000
                  48,700,000   Texas Municipal Power Agency Revenue CP 1.48%
                                 due 12/15/2002 .........................................    48,700,000
                   5,570,000   Texas State Department Housing & Community Affairs
                                 S/F Merlots (Series A-58) VRDN 1.99%
                                 due 09/01/2028 (a) .....................................     5,570,000
                  15,000,000   Texas State Floater Certificates (Series 551) VRDN
                                1.93% due 10/01/2015 (a) ................................    15,000,000
                   4,575,000    Texas State Floater Certificates (Series 552) VRDN
                                 1.95% due 10/01/2010 (a) ...............................     4,575,000
                 117,200,000   Texas State TRAN 2.75% due 08/29/2003 ....................   118,449,538
                  11,435,000   Texas State Municipal Securities Trust Receipts (SGA 92)
                                 DDN 2.05% due 08/01/2029 (a) ...........................    11,435,000
                   6,000,000   Texas State Veterans Housing (Fund II - Series A-2)
                                 VRDN 1.90% due 06/01/2033 (a) ..........................     6,000,000
                  17,000,000   Travis County, Texas Housing Finance Corp S/F
                                 Mortgage Revenue Notes (Series R-2) FXRDN 1.49%
                                 due 04/10/2003 (a) .....................................    17,000,000
                   7,545,000   Trinity River Authority Texas Solid Waste Disposal
                                 Revenue (Community Waste Disposal Project) VRDN
                                 2.05% due 05/01/2021 (a) ...............................     7,545,000
                  21,995,000   University of Texas, University Revenue (Series - 97)
                                 VRDN 1.95% due 08/15/2019 (a) ..........................    21,995,000
-------------------------------------------------------------------------------------------------------
Utah --            9,900,000   Emery County, Utah PCR (Pacificorp Project) DDN
1.5%                             2.00% due 11/01/2024 (a) ...............................     9,900,000
                               Intermountain Power Agency Power Supply Revenue
                                 (Series B-4) CP:
                  14,000,000     1.35% due 11/13/2002 ...................................    14,000,000
                   7,000,000     1.45% due 11/13/2002 ...................................     7,000,000
                  29,000,000     1.92% due 11/13/2002 ...................................    29,000,000
                  11,250,000   Utah State Housing Finance Agency (Series 2) VRDN
                                 1.95% due 07/01/2032 (a) ...............................    11,250,000
                               Utah Water Finance Agency Revenue VRDN:
                  12,100,000     (Series A-4) 1.95% due 07/01/2029 (a) ..................    12,100,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)

=======================================================================================================
                                                                                              Value
                 Face Amount                             Issue                              (Note 1a)
=======================================================================================================
Utah             $ 7,450,000     (Series A-5) 1.95% due 10/01/2027 (a) ..................  $ 7,450,000
(continued)
-------------------------------------------------------------------------------------------------------
Vermont --         2,070,000   Vermont EDA IDR (Huber & Suhner - Series A) VRDN
0.0%                             2.00% due 10/01/2016 (a) ...............................    2,070,000
-------------------------------------------------------------------------------------------------------
Virginia --       10,000,000   Municipal Securities Trust Certificate Upper Occoquan
0.8%                             Sewer Authority Virginia -- Class A - (Series 2001-
                                 159) DDN 2.05% due 03/19/2015 (a) ......................   10,000,000
                  30,000,000   Norfolk, Virginia IDA Pooled Financing Revenue
                                 (Sentara Health System Group - Series 1990-A) CP
                                 1.50% due 05/03/2002 ...................................   30,000,000
                  11,385,000   Suffolk, Virginia IDA Residential Care Facilities Revenue
                                 (Lake Prince Center Project) VRDN 2.00%
                                 due 10/01/2031 (a) .....................................   11,385,000
-------------------------------------------------------------------------------------------------------
Washington --      5,000,000   ABN-AMRO Muni Tops 2001-01 -- King County,
2.4%                            Washington VRDN 1.91% due 07/01/2006 (a) ................    5,000,000
                   6,680,000   Clark County, Washington Public Utilities District
                                Merlots (Series A-03) VRDN 1.94%
                                due 01/01/2010 (a) ......................................    6,680,000
                  26,745,000   Eagle Tax-Exempt Trust -- Port of Seattle, Washington
                                Passenger Facility Charge (Series 984705) VRDN
                                1.94% due 12/01/2019 (a) ................................   26,745,000
                  14,680,000   Eagle Tax-Exempt Trust -- Washington State Public
                                Power Supply System (Nuclear Project Number 1 -
                                Series 964702) VRDN 1.94% due 07/01/2011 (a) ............   14,680,000
                  23,600,000   Municipal SecuritiesTrust Certificate Washington State
                                Motor Vehicle fuel -- Class A (Series 2001-112) DDN
                                2.05% due 01/07/2021 (a) ................................   23,600,000
                   5,805,000   Port Tacoma, Washington Revenue Merlots (Series
                                A-123) VRDN 1.99% due 12/01/2008 (a) ....................    5,805,000
                   3,620,000   Seattle, Washington Housing Authority Revenue
                                (Wedgewood Estates Project) VRDN 1.95%
                                due 09/01/2036 (a) ......................................    3,620,000
                   9,680,000   Seattle, Washington Municipal Light & Power Revenue
                                (Municipal Securities Trust - SGA 85) DDN 2.05%
                                due 10/01/2023 (a) ......................................    9,680,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)

=======================================================================================================
                                                                                              Value
                 Face Amount                         Issue                                  (Note 1a)
=======================================================================================================
Washington       $10,000,000   Snohomish County, Washington Public Utility District
(continued)                      (#001 Electric Revenue Municipal Securities Trust
                                 Receipts - SGA - 124) DDN 2.05%
                                 due 12/01/2024 (a) ...................................... $10,000,000
                   4,000,000   Washington State Economic Development Finance
                                 Authority Solid Waste Disposal Revenue (Waste
                                 Management Inc. Project - Series D) VRDN 1.95%
                                 due 07/01/2027 (a) ......................................   4,000,000
                   5,715,000   Washington State Certificate Trust Floats -- Austin Trust
                                 (Series - 2002C) GO 1.91% due 07/01/2023 ................   5,715,000
                  15,985,000   Washington State Floaters (Series 2000-389) GO 1.95%
                                 due 07/01/2018 ..........................................  15,985,000
                  13,830,000   Washington State GO Putters (Series - 296) VRDN
                                 1.95% due 01/01/2019 (a) ................................  13,830,000
-------------------------------------------------------------------------------------------------------
West Virginia --   3,870,000   West Virginia University Revenue Merlots (Series A-15)
0.1%                             VRDN 1.94% due 04/01/2028 (a) ...........................   3,870,000
-------------------------------------------------------------------------------------------------------
Wisconsin --      18,985,000   ABN-AMRO Muni Tops 2001-32 -- Wisconsin State
5.1%                             VRDN 1.91% due 05/01/2022 (a) ...........................  18,985,000
                  15,000,000   Appleton, Wisconsin Redevelopment Authority Revenue
                                 (Fox Cities Perform Arts Center Series B) VRDN
                                 1.95% due 06/01/2036 (a) ................................  15,000,000
                   1,600,000   Janesville, Wisconsin IDR (Lamson & Session Co.
                                 Project) VRDN 2.00% due 09/01/2007 (a) ..................   1,600,000
                   3,000,000   Lake Mills, Wisconsin School District TRAN 2.50%
                                 due 09/05/2003 ..........................................   3,022,350
                   6,000,000   Plymouth, Wisconsin IDR (Great Lake Cheese Inc.
                                 Project) VRDN 2.10% due 08/01/2004 (a) ..................   6,000,000
                   3,845,000   Sturtevant, Wisconsin IDR (Andis Co. Project - Series A)
                                 VRDN 2.10% due 12/01/2016 (a) ...........................   3,845,000
                   3,000,000   Waterloo, Wisconsin Utility Revenue BAN 3.00%
                                 due 11/01/2002 ..........................................   3,000,000
                  14,000,000   West Allis, Wisconsin Revenue State Fair Park
                                 Exposition VRDN 1.95% due 08/01/2028 (a) ................  14,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)

==========================================================================================================
                                                                                                 Value
                 Face Amount                           Issue                                   (Note 1a)
==========================================================================================================
Wisconsin        $10,000,000   Wisconsin School District (Cash Flow Management
(continued)                      Program Certificate Partnership - Series A-1) TRAN
                                 2.25% due 09/23/2003 ..................................... $   10,065,916
                               Wisconsin State Petroleum Inspection Fee Revenue
                                 Bonds CP:
                  16,300,000     1.45% due 11/01/2002 .....................................     16,300,000
                  25,000,000     1.50% due 11/12/2002 .....................................     25,000,000
                  30,000,000     1.50% due 12/02/2002 .....................................     30,000,000
                  15,000,000     1.60% due 12/02/2002 .....................................     15,000,000
                  15,000,000     1.42% due 12/10/2002 .....................................     15,000,000
                  25,000,000     1.75% due 12/11/2002 .....................................     25,000,000
                               Wisconsin State GO ECN CP:
                  10,435,000     1.35% due 11/08/2002 .....................................     10,435,000
                   8,000,000     1.40% due 12/09/2002 .....................................      8,000,000
                   9,450,000     1.40% due 12/09/2002 .....................................      9,450,000
                   3,000,000     1.45% due 12/09/2002 .....................................      3,000,000
                  10,390,000     1.53% due 12/02/2002 .....................................     10,390,000
                  15,000,000     1.42% due 12/10/2002 .....................................     15,000,000
                  20,000,000     1.75% due 12/11/2002 .....................................     20,000,000
                  34,380,000     1.50% due 01/10/2003 .....................................     34,380,000
----------------------------------------------------------------------------------------------------------
Wyoming --                     Laramie County, Wyoming IDR (Cheyenne Light Fuel &
0.1%                             Power Co.) VRDN:
                   3,500,000     (Series 97-B) 2.00% due 09/01/2021 (a) ...................      3,500,000
                   5,000,000     (Series 97-A) 2.00% due 03/01/2027 (a) ...................      5,000,000
----------------------------------------------------------------------------------------------------------
                               Total Investments (Cost $5,973,187,276) -- 98.1% ........... $5,973,187,276
----------------------------------------------------------------------------------------------------------
                               Other Assets Less Liabilities -- 1.9% ......................    115,666,312
----------------------------------------------------------------------------------------------------------
                               Net Assets -- 100.0% ....................................... $6,088,853,588
==========================================================================================================

(a) The interest rate is subject to change periodically based on a certain index. The rates shown are those in effect at October 31, 2002. For variable rate demand instruments, the next coupon date on which the interest is to be adjusted is deemed the maturity date for valuation.

*    Cost for federal income tax purposes.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 2002 (Unaudited)
================================================================================
Portfolio Abbreviations for Master Institutional Tax-Exempt Fund


BAN       Bond Anticipation Notes     GO      General Obligation         PCR      Pollution Control Revenue
CP        Commercial Paper            IDA     Industrial Development     RAN      Revenue Anticipation Notes
                                              Authority
DDN       Daily Demand Notes          IDB     Industrial Development     TAW      Tax Anticipation Warrant
                                              Board
EDA       Economic Development        IDC     Industrial Development     TRAN     Tax Revenue Anticipation
          Authority                           Corporation                         Notes
EDR       Economic Development        IDR     Industrial Development     VRDN     Variable Rate Demand Notes
          Revenue                             Revenue
FXRDN     Fixed Rate Demand Notes     M/F     Multi-Family
------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Statement of Assets and Liabilities
October 31, 2002 (Unaudited)
================================================================================
Assets:
Total investments, at amortized cost and value (Note 1a) .....    $5,973,187,276
Cash .........................................................         2,319,065
Receivable for investments sold ..............................        97,388,404
Interest receivable ..........................................        16,270,992
                                                                  --------------
   Total assets ..............................................     6,089,165,737
                                                                  --------------
Liabilities:
Advisory fee payable (Note 2) ................................           288,454
Accrued expenses .............................................            23,695
                                                                  --------------
   Total liabilities .........................................           312,149
                                                                  --------------
Net Assets applicable to investors' interests ................    $6,088,853,588
                                                                  ==============
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals ......    $6,088,853,588
                                                                  ==============

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Statement of Operations
For the Six Months Ended October 31, 2002 (Unaudited)
================================================================================
Investment Income:
Interest and discount earned (Note 1d) .......................       $44,166,180
                                                                     -----------
Expenses:
Investment advisory fee (Note 2) .............................         1,392,560
Accounting and custodian services ............................            54,202
Dividend and transfer agency fee .............................            15,005
                                                                     -----------
   Total expense .............................................         1,461,767
                                                                     -----------
   Net investment income .....................................        42,704,413
   Net realized loss from investment transactions ............           (5,443)
                                                                     -----------
Net Increase in Net Assets Resulting From Operations .........       $42,698,970
                                                                     ===========



See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund                                           For the Six Months      For the Period
Statement of Changes in Net Assets (Unaudited)                                       Ended           January 14, 2002*
                                                                                October 31, 2002      to April 30, 2002
=======================================================================================================================
Increase in Net assets:
Operations:
Net investment income .....................................................     $     42,704,413       $   19,672,625
Net realized loss from investment transactions ............................               (5,443)              (1,530)
                                                                                ----------------       --------------
Net increase in net assets resulting from operations ......................           42,698,970           19,671,095
Capital Transactions:
Assets contributed by Merrill Lynch Institutional Tax-Exempt Fund (Note 3)                              4,386,624,176
Contributions from feeders ................................................        3,677,046,319           81,181,087
Withdrawals from feeders ..................................................       (2,104,902,896)         (13,499,496)
                                                                                ----------------       --------------
Net increase in net assets from capital transactions ......................        1,572,143,423        4,454,305,767
                                                                                ----------------       --------------
Net increase in net assets ................................................        1,614,842,393        4,473,976,862
Net Assets:
Beginning of period .......................................................        4,474,011,195               34,333
                                                                                ----------------       --------------
End of period .............................................................     $  6,088,853,588       $4,474,011,195
                                                                                ================       ==============
-----------------------------------------------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund                                            For the Six Months     For the Period
Supplementary Data (Unaudited)                                                       Ended            January 14, 2002*
                                                                                 October 31, 2002     to April 30, 2002
=======================================================================================================================
Ratio of expenses to average net assets ..................................                  .05%(1)               .05%(1)
Ratio of net investment income, including realized and unrealized
 gains losses, to average net assets .....................................                 1.53%(1)              1.47%(1)
Net Assets, end of period (000) ..........................................       $6,088,853,588            $4,474,011

(1) On an annualized basis

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Money Market Trust
Notes to Financial Statements (Unaudited)
================================================================================

1. Significant Accounting Policies

Master Institutional Money Market Trust (the "Master Trust") was organized on October 12, 2001, as a business trust under the laws of the State of Delaware and is registered under the Investment Company Act of 1940 as an open-end management company. The Declaration of Trust permits the Trustees to issue unlimited beneficial interests in the Master Trust. Beneficial interests in the Master Trust are issued solely in private placement transactions to accredited investors. The Master Trust consists of three series, Master Premier Institutional Fund, Master Institutional Fund, and Master Institutional Tax-Exempt Fund, (collectively, the "Master Funds").

     The Master Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies consistently followed by the Trust in conformity with accounting principles generally accepted in the United States of America.

     (a) The value of the Master Premier Institutional and Master Institutional Funds portfolio securities is determined on the basis of fair value as determined in good faith by the Board of Trustees (the "Trustees") of the Master Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgement of Fund Asset Management, L.P. ("FAM") under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days of less are valued by use of the amortized cost method. Master Institutional Tax-Exempt portfolio securities are carried at amortized cost which approximates market value.

     For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

     (b) The Master Funds are treated as partnerships for Federal tax purposes. No provision is made by the Master Funds for federal of state taxes on any taxable income of the Master Funds because each investor in the Master Funds is ultimately responsible for the payment of any taxes. Since the Master Funds' investors are regulated investment companies that invest substantially all of their assets in the Master Funds, the Master Funds normally must satisfy the applicable source of income and diversification requirements under the Internal Revenue Code in order for their respective investors to satisfy them.

     (c) Realized gains and losses on investments are computed on the basis of identified cost of the security sold.

     (d) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Interest income (after adjustments for amortization of premium or accretion of discount) is recorded as earned.

     (e) Repurchase agreements -- The Master Premier Institutional Fund and the Master Institutional Fund invest in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System of primary dealers in U.S. Government securities. Under such agreements, the

--------------------------------------------------------------------------------
Master Institutional Money Market Trust
Notes to Financial Statements -- Continued (Unaudited)
================================================================================

bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The funds take possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.

     (f) Securities lending - The Master Premier Fund and Master Institutional Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Funds receive securities as collateral for the loaned securities, they collect a fee from the borrower. The Funds typically receive the income on the loaned securities but do not receive the income on the collateral. Where the Funds receive cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Funds may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Funds could experience delays and costs in gaining access to the collateral. The Funds also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral. There were no securities on loan at October 31, 2002.

2. Investment Advisory Fees and Other Transactions with Affiliates

FAM, a subsidiary of Merrill Lynch & Co., Inc. manages each Master Fund's investments under the overall supervision of The Board of Trustees of The Master Trust. Each Master Funds pays FAM a fee at the annual rate of 0.05% of average daily net assets.

     All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.

3. Transfer of Assets

Investment operations began on January 14, 2002 with a contribution of investment assets, and related accounts, from Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, and Merrill Lynch Institutional Tax-Exempt Fund of $43,644,470,766, $11,548,477,701, and
$4,386,624,176, respectively, in an exchange for an interest in Master Premier Institutional Fund, Master Institutional Fund, and Master Institutional Tax Exempt Fund, respectively, including unrealized appreciation of $61,157,652, $13,877,641, and $0. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

---------------------------------------------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND PORTFOLIO MANAGERS
=====================================================================================================================
                                                                                                          Other
                            Position(s)    Length                                                     Directorships
                              Held         of Time                                                       Held by
Name, Address & Age         with Trust     Served       Principal Occupation(s) During Past 5 Years      Trustee
---------------------------------------------------------------------------------------------------------------------
Interested Trustee
---------------------------------------------------------------------------------------------------------------------
Terry K. Glenn*             President     19 years      Chairman, Americas Region since 2001               None
800 Scudders Mill Road        and                       and Executive Vice President of FAM and
Plainsboro, NJ 08536        Trustee                     MLIM since 1983; President, Merrill Lynch
Age: 61                                                 Mutual Funds since 1999; President of
                                                        FAMD since 1986 and Director thereof
                                                        since 1991; Executive Vice President and
                                                        Director of Princeton Services, Inc. since
                                                        1993; President of Princeton
                                                        Administrators, L.P. since 1988; Director of
                                                        Financial Data Services ("FDS") since 1985
---------------------------------------------------------------------------------------------------------------------
* Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which
  FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment
  Company Act, of the Fund based on his positions as Chairman (Americas Region) and Executive Vice President of
  FAM and MLIM; President of FAMD; Executive Vice President of Princeton Services; and President of Princeton
  Administrators, L.P. His term as Trustee is unlimited. Mr. Glenn has been President since June of 2001. As Fund
  President, Mr. Glenn serves at the pleasure of the Board of Trustees.
---------------------------------------------------------------------------------------------------------------------

                                                                                                          Other
                            Position(s)     Length                                                    Directorships
                               Held         of Time                                                      Held by
Name, Address & Age         with Trust      Served*     Principal Occupation(s) During Past 5 Years      Trustee
---------------------------------------------------------------------------------------------------------------------
Independent Trustees
---------------------------------------------------------------------------------------------------------------------
David O. Beim                 Trustee      1 year       Professor of Finance and Economics at the          None
410 Uris Hall                                           Columbia University Graduate School of
Columbia University                                     Business since 1991; Chairman of Outward
New York, NY 10027                                      Bound U.S.A. since 1997; Chairman of Wave
Age: 61                                                 Hill, Inc. since 1980
---------------------------------------------------------------------------------------------------------------------
A. Bruce Brackenridge         Trustee     10 years      Group Executive of J.P. Morgan & Co., Inc.         None
9 Elm Lane                                              (banking) and Morgan Guaranty Trust
Bronxville, NY 10708                                    Company from 1979 to 1991 and an employee
Age: 71                                                 of J.P. Morgan in various capacities from 1952
                                                        to 1991.
---------------------------------------------------------------------------------------------------------------------
Charles C. Cabot, Jr.         Trustee     25 years      Partner of the law firm Sullivan & Worcestor       None
One Post Office Square                                  and associated with that firm since 1966.
Boston, MA 02109
Age: 71
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND PORTFOLIO MANAGERS -- Continued
================================================================================

                                                                                                            Other
                            Position(s)   Length                                                        Directorships
                               Held       of Time                                                          Held by
Name, Address & Age         with Trust    Served*     Principal Occupation(s) During Past 5 Years          Trustee
---------------------------------------------------------------------------------------------------------------------
James T. Flynn                Trustee    7 years      Chief Financial Officer of J.P. Morgan & Co., Inc.   None
340 East 72nd Street                                  from 1990 to 1995 and an employee of J.P.
New York, NY 10021                                    Morgan in various capacities from 1967 to 1995.
Age: 62
---------------------------------------------------------------------------------------------------------------------
Todd Goodwin                  Trustee     25 years    General Partner of Gibbons, Goodwin, van               Wells
600 Madison Avenue                                    Amerongen (investment banking firm) since 1984.       Aluminum
New York, NY 10022                                                                                          Co., The
Age: 70                                                                                                    Rival Co.,
                                                                                                          U.S. Energy
                                                                                                            Systems
                                                                                                           and John
                                                                                                           Manville
                                                                                                          Corporation
---------------------------------------------------------------------------------------------------------------------
George W. Holbrook, Jr.       Trustee     25 years    Managing Partner of Bradley Resources                Thoratec
107 John Street                                       Company (private investment company) and           Laboratories
Southport, CT 06490                                   associated with that firm and its predecessors     Corporation
Age: 71                                               since 1953; Director of
---------------------------------------------------------------------------------------------------------------------
W. Carl Kester                Trustee      7 years    James R. Williston Professor of Business             None
Harvard Business School                               Administration of Harvard University Graduate
Morgan Hall                                           School of Business since 1997, having been
393 Soldiers Field                                    MBA Class of 1958 Professor of Business
Boston, MA 02163                                      Administration of Harvard University Graduate
Age: 50                                               School of Business Administration since 1981;
                                                      Independent Consultant since 1978.
---------------------------------------------------------------------------------------------------------------------
Karen P. Robards              Trustee      1 year     President of Robards & Company, a financial          None
P.O. Box 9011                                         advisory firm, for more than five years; Director
Princeton, NJ 08543-9011                              of Enable Medical Corp. since 1996; Director of
Age: 52                                               AtriCure, Inc. since 2000; Director of CineMuse
                                                      Inc. from 1996 to 2000; Director of the Cooke
                                                      Center for Learning and Development, a not-
                                                      for-profit organization, since 1987.
---------------------------------------------------------------------------------------------------------------------
* The Trustee's term is unlimited.
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND PORTFOLIO MANAGERS -- Continued
================================================================================


                                                                                                                    Other
                                          Position(s)   Length                                                   Directorships
                                             Held       of Time                                                     Held by
Name, Address & Age                       with Trust    Served*   Principal Occupational(S) During Past 5 Years    Trustee
------------------------------------------------------------------------------------------------------------------------------
Trust Officers* and Portfolio Manangers
------------------------------------------------------------------------------------------------------------------------------
Barry F.X. Smith
 Senior Vice President
John Ng
 Vice President & Portfolio Manager
Kevin Schiatta
 Vice President & Portfolio Manager
P. Michael Walsh
 Vice President & Portfolio Manager
William M. Breen
 Treasurer
Phillip S. Gillespie
 Secretary
------------------------------------------------------------------------------------------------------------------------------
* Officers of the Trust serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------
Further information about the Trust's Officers and Trustees is available in the Fund's Statement of Additional
Information, which can be obtained without charge by calling 1-800-225-1576.
------------------------------------------------------------------------------------------------------------------------------


                       THIS PAGE LEFT INTENTIONALLY BLANK

                       THIS PAGE LEFT INTENTIONALLY BLANK

ADMINISTRATOR & DISTRIBUTOR
Merrill Lynch Funds Distributor, Inc.
One Financial Center -- 23rd Floor
Boston, Massachusetts 02111

INVESTMENT ADVISER
Fund Asset Management, L.P.
P.O. Box 9011
Princeton, New Jersey 08543-9011

CUSTODIAN & TRANSFER AGENT
State Street Bank & Trust Company
P.O. Box 8118
Boston, Massachusetts 02266-8118

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds' current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Funds seek to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the Funds. Statements and other information herein are as dated and subject to change.

#WWSARPT1102